UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2018

MFS® Blended Research®

Core Equity Portfolio

MFS® Variable Insurance Trust II

CGS-SEM

MFS® Blended Research® Core Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.5%
Facebook, Inc., “A”	3.3%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Intel Corp.	2.2%
Cisco Systems, Inc.	2.1%
Boeing Co.	2.0%

Equity sectors
Technology	22.3%
Financial Services	18.5%
Health Care	14.7%
Industrial Goods & Services	7.2%
Consumer Staples	6.0%
Retailing	5.8%
Energy	5.8%
Leisure	5.7%
Utilities & Communications	3.7%
Special Products & Services	3.2%
Transportation	2.6%
Basic Materials	1.9%
Autos & Housing	1.8%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

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MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.44%	$1,000.00	$1,008.48	$2.19
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,007.25	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Aerospace – 4.4%
Boeing Co.	29,041	$9,743,546
Honeywell International, Inc.	47,247	6,805,930
Lockheed Martin Corp.	3,013	890,131
Textron, Inc.	40,024	2,637,982
United Technologies Corp.	8,774	1,097,013

		$21,174,602

Airlines – 0.6%
Delta Air Lines, Inc.	59,845	$2,964,721

Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	62,573	$4,257,467

Automotive – 1.5%
General Motors Co.	61,742	$2,432,635
Lear Corp.	25,927	4,817,496

		$7,250,131

Biotechnology – 2.3%
Biogen, Inc. (a)	24,980	$7,250,195
Celgene Corp. (a)	46,442	3,688,424

		$10,938,619

Business Services – 2.9%
DXC Technology Co.	75,226	$6,063,968
FleetCor Technologies, Inc. (a)	31,482	6,631,683
Global Payments, Inc.	10,408	1,160,388

		$13,856,039

Cable TV – 1.8%
Comcast Corp., “A”	260,669	$8,552,550

Chemicals – 1.4%
CF Industries Holdings, Inc.	148,021	$6,572,132

Computer Software – 6.1%
Adobe Systems, Inc. (a)	27,052	$6,595,548
Microsoft Corp.	216,120	21,311,593
Perspecta, Inc.	10,143	208,439
Salesforce.com, Inc. (a)	7,538	1,028,183

		$29,143,763

Computer Software – Systems – 3.8%
Apple, Inc.	76,907	$14,236,255
Hewlett Packard Enterprise	258,036	3,769,906

		$18,006,161

Construction – 0.3%
Owens Corning	22,340	$1,415,686

Consumer Products – 0.2%
Kimberly-Clark Corp.	11,595	$1,221,417

Consumer Services – 0.3%
Bookings Holdings, Inc. (a)	773	$1,566,941

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.1%
Intel Corp.	215,020	$10,688,644
NVIDIA Corp.	16,967	4,019,482

		$14,708,126

Energy – Independent – 4.2%
EOG Resources, Inc.	62,355	$7,758,833
Phillips 66	58,173	6,533,409
Pioneer Natural Resources Co.	4,784	905,324
Valero Energy Corp.	43,225	4,790,627

		$19,988,193

Energy – Integrated – 0.6%
Chevron Corp.	2,265	$286,364
Exxon Mobil Corp.	29,044	2,402,810

		$2,689,174

Food & Beverages – 3.0%
General Mills, Inc.	26,018	$1,151,557
PepsiCo, Inc.	59,998	6,531,982
Tyson Foods, Inc., “A”	98,480	6,780,348

		$14,463,887

Gaming & Lodging – 2.3%
Marriott International, Inc., “A”	51,272	$6,491,035
Royal Caribbean Cruises Ltd.	42,717	4,425,481

		$10,916,516

Health Maintenance Organizations – 1.4%
Humana Inc.	22,087	$6,573,754

Insurance – 4.3%
Allstate Corp.	53,865	$4,916,259
Berkshire Hathaway, Inc., “B” (a)	14,719	2,747,301
Hartford Financial Services Group, Inc.	14,814	757,440
MetLife, Inc.	150,727	6,571,697
Prudential Financial, Inc.	59,978	5,608,543

		$20,601,240

Internet – 7.2%
Alphabet, Inc., “A” (a)	8,178	$9,234,516
Alphabet, Inc., “C” (a)	8,500	9,483,025
Facebook, Inc., “A” (a)	82,279	15,988,455

		$34,705,996

Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	43,173	$6,088,256

Machinery & Tools – 2.8%
AGCO Corp.	18,036	$1,095,146
Eaton Corp. PLC	87,888	6,568,749
Ingersoll-Rand Co. Ltd., “A”	20,201	1,812,636
United Rentals, Inc. (a)	25,258	3,728,586

		$13,205,117

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MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 6.8%
Bank of America Corp.	397,975	$11,218,915
JPMorgan Chase & Co.	27,980	2,915,516
Morgan Stanley	141,105	6,688,377
Wells Fargo & Co.	208,183	11,541,666

		$32,364,474

Medical & Health Technology & Services – 3.5%
Express Scripts Holding Co. (a)	27,986	$2,160,799
HCA Healthcare, Inc.	17,878	1,834,283
McKesson Corp.	46,056	6,143,870
Walgreens Boots Alliance, Inc.	110,793	6,649,242

		$16,788,194

Medical Equipment – 2.0%
Align Technology, Inc. (a)	3,344	$1,144,116
Medtronic PLC	99,091	8,483,181

		$9,627,297

Network & Telecom – 2.1%
Cisco Systems, Inc.	234,911	$10,108,220

Oil Services – 1.0%
Schlumberger Ltd.	73,627	$4,935,218

Other Banks & Diversified Financials – 3.7%
Citigroup, Inc.	73,486	$4,917,683
Discover Financial Services	98,842	6,959,465
Mastercard, Inc., “A”	4,376	859,971
Synchrony Financial	146,783	4,899,617

		$17,636,736

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	36,903	$2,042,212
Eli Lilly & Co.	97,347	8,306,619
Johnson & Johnson	103,990	12,618,147
Pfizer, Inc.	95,530	3,465,828

		$26,432,806

Railroad & Shipping – 2.0%
Kansas City Southern Co.	8,124	$860,819
Union Pacific Corp.	62,517	8,857,409

		$9,718,228

Real Estate – 3.8%
Extra Space Storage, Inc., REIT	52,630	$5,253,000
Host Hotels & Resorts, Inc., REIT	146,435	3,085,386
Life Storage, Inc., REIT	16,114	1,568,053
Store Capital Corp., REIT	147,264	4,035,034
Weyerhaeuser Co., REIT	114,415	4,171,571

		$18,113,044

Restaurants – 0.3%
Aramark	44,428	$1,648,279

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 0.5%
Univar, Inc. (a)	92,948	$2,438,955

Specialty Stores – 5.8%
Amazon.com, Inc. (a)	8,196	$13,931,561
Best Buy Co., Inc.	24,307	1,812,816
Costco Wholesale Corp.	33,163	6,930,404
Ross Stores, Inc.	46,486	3,939,688
Urban Outfitters, Inc. (a)	25,055	1,116,200

		$27,730,669

Telephone Services – 0.8%
Verizon Communications, Inc.	76,313	$3,839,307

Tobacco – 1.8%
Philip Morris International, Inc.	107,071	$8,644,913

Utilities – Electric Power – 2.9%
AES Corp.	374,695	$5,024,660
Exelon Corp.	175,993	7,497,302
PPL Corp.	31,811	908,204
Vistra Energy Corp. (a)	24,518	580,096

		$14,010,262

Total Common Stocks (Identified Cost, $371,508,237)		$474,897,090

INVESTMENT COMPANIES (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $4,065,197)	4,065,412	$4,065,412

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(80,965)

NET ASSETS – 100.0%		$478,881,537

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,065,412 and $474,897,090, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $371,508,237)	$474,897,090
Investments in affiliated issuers, at value (identified cost, $4,065,197)	4,065,412
Cash	9,161
Receivables for
Investments sold	15,998,523
Fund shares sold	1,345
Dividends	417,365
Other assets	1,591
Total assets	$495,390,487
Liabilities
Payables for
Investments purchased	$15,922,913
Fund shares reacquired	489,539
Payable to affiliates
Investment adviser	16,006
Shareholder servicing costs	79
Distribution and/or service fees	3,654
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	76,659
Total liabilities	$16,508,950
Net assets	$478,881,537
Net assets consist of
Paid-in capital	$301,463,187
Unrealized appreciation (depreciation)	103,389,068
Accumulated net realized gain (loss)	64,588,049
Undistributed net investment income	9,441,233
Net assets	$478,881,537
Shares of beneficial interest outstanding	8,787,278

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$300,838,503	5,500,902	$54.69
Service Class	178,043,034	3,286,376	54.18

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$4,555,629
Dividends from affiliated issuers	24,013
Other	5,229
Total investment income	$4,584,871
Expenses
Management fee	$978,797
Distribution and/or service fees	223,979
Shareholder servicing costs	7,896
Administrative services fee	41,657
Independent Trustees’ compensation	7,084
Custodian fee	11,868
Shareholder communications	16,407
Audit and tax fees	26,502
Legal fees	2,803
Miscellaneous	10,212
Total expenses	$1,327,205
Reduction of expenses by investment adviser	(22,568)
Net expenses	$1,304,637
Net investment income (loss)	$3,280,234
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$23,946,614
Affiliated issuers	(638)
Net realized gain (loss)	$23,945,976
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(22,940,125)
Affiliated issuers	215
Net unrealized gain (loss)	$(22,939,910)
Net realized and unrealized gain (loss)	$1,006,066
Change in net assets from operations	$4,286,300

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$3,280,234	$6,161,470
Net realized gain (loss)	23,945,976	40,921,145
Net unrealized gain (loss)	(22,939,910)	44,745,227
Change in net assets from operations	$4,286,300	$91,827,842
Distributions declared to shareholders
From net investment income	$—	$(6,939,009)
From net realized gain	—	(10,294,078)
Total distributions declared to shareholders	$—	$(17,233,087)
Change in net assets from fund share transactions	$(27,892,051)	$(48,097,121)
Total change in net assets	$(23,605,751)	$26,497,634
Net assets
At beginning of period	502,487,288	475,989,654
At end of period (including undistributed net investment income of $9,441,233 and $6,160,999, respectively)	$478,881,537	$502,487,288

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$54.23		$46.62	$48.56		$53.50	$48.31	$36.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39		$0.68	$0.74	(c)	$0.76	$0.77	$0.71
Net realized and unrealized gain (loss)	0.07		8.80	3.24		(0.62)	5.28	12.32
Total from investment operations	$0.46		$9.48	$3.98		$0.14	$6.05	$13.03
Less distributions declared to shareholders
From net investment income	$—		$(0.78)	$(0.72)		$(0.87)	$(0.86)	$(0.87)
From net realized gain	—		(1.09)	(5.20)		(4.21)	—	—
Total distributions declared to shareholders	$—		$(1.87)	$(5.92)		$(5.08)	$(0.86)	$(0.87)
Net asset value, end of period (x)	$54.69		$54.23	$46.62		$48.56	$53.50	$48.31
Total return (%) (k)(r)(s)(x)	0.85	(n)	20.76	8.45	(c)	1.13	12.57	36.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45	(a)	0.46	0.49	(c)	0.60	0.60	0.60
Expenses after expense reductions (f)	0.44	(a)	0.45	0.44	(c)	0.45	0.45	0.50
Net investment income (loss) (f)	1.43	(a)	1.35	1.56	(c)	1.45	1.53	1.68
Portfolio turnover	31	(n)	51	49		51	41	43
Net assets at end of period (000 omitted)	$300,839		$320,384	$306,368		$319,721	$361,501	$367,674

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$53.79		$46.26	$48.26		$53.18	$48.02	$35.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.55	$0.61	(c)	$0.62	$0.64	$0.60
Net realized and unrealized gain (loss)	0.07		8.73	3.22		(0.61)	5.23	12.24
Total from investment operations	$0.39		$9.28	$3.83		$0.01	$5.87	$12.84
Less distributions declared to shareholders
From net investment income	$—		$(0.66)	$(0.63)		$(0.72)	$(0.71)	$(0.75)
From net realized gain	—		(1.09)	(5.20)		(4.21)	—	—
Total distributions declared to shareholders	$—		$(1.75)	$(5.83)		$(4.93)	$(0.71)	$(0.75)
Net asset value, end of period (x)	$54.18		$53.79	$46.26		$48.26	$53.18	$48.02
Total return (%) (k)(r)(s)(x)	0.73	(n)	20.47	8.17	(c)	0.87	12.28	36.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	(a)	0.71	0.74	(c)	0.85	0.85	0.85
Expenses after expense reductions (f)	0.69	(a)	0.70	0.69	(c)	0.70	0.70	0.75
Net investment income (loss) (f)	1.18	(a)	1.10	1.30	(c)	1.20	1.28	1.44
Portfolio turnover	31	(n)	51	49		51	41	43
Net assets at end of period (000 omitted)	$178,043		$182,103	$169,622		$143,427	$116,301	$134,107

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$474,897,090	$—	$—	$474,897,090
Mutual Funds	4,065,412	—	—	4,065,412
Total	$478,962,502	$—	$—	$478,962,502

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$6,939,009
Long-term capital gains	10,294,078
Total distributions	$17,233,087

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$375,970,728
Gross appreciation	109,848,106
Gross depreciation	(6,856,332)
Net unrealized appreciation (depreciation)	$102,991,774

As of 12/31/17
Undistributed ordinary income	6,506,052
Undistributed long-term capital gain	40,677,507
Net unrealized appreciation (depreciation)	125,948,491

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$4,671,636	$—	$6,553,119
Service Class	—	2,267,373	—	3,740,959
Total	$—	$6,939,009	$—	$10,294,078

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $22,568, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $7,751, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $145.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $411 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $5,143, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $149,026,236 and $174,834,591, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	40,373	$2,213,462	84,685	$4,227,596
Service Class	124,691	6,702,749	167,159	8,469,294
	165,064	$8,916,211	251,844	$12,696,890
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	225,279	$11,063,474
Service Class	—	—	123,248	6,008,332
	—	$—	348,527	$17,071,806
Shares reacquired
Initial Class	(447,619)	$(24,562,739)	(973,435)	$(49,201,989)
Service Class	(224,054)	(12,245,523)	(571,295)	(28,663,828)
	(671,673)	$(36,808,262)	(1,544,730)	$(77,865,817)
Net change
Initial Class	(407,246)	$(22,349,277)	(663,471)	$(33,910,919)
Service Class	(99,363)	(5,542,774)	(280,888)	(14,186,202)
	(506,609)	$(27,892,051)	(944,359)	$(48,097,121)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,614 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,531,684	29,709,140	(28,175,412)	4,065,412

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(638)	$215	$—	$24,013	$4,065,412

15

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® Corporate Bond Portfolio

MFS® Variable Insurance Trust II

BDS-SEM

MFS® Corporate Bond Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Corporate Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	84.5%
High Yield Corporates	10.1%
U.S. Treasury Securities	2.7%
Mortgage-Backed Securities	0.5%
Emerging Markets Bonds	0.3%
Commercial Mortgage-Backed Securities	0.1%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AA	1.4%
A	24.6%
BBB	58.6%
BB	9.9%
B	0.5%
CC	0.1%
D (o)	0.0%
U.S. Government	2.7%
Federal Agencies	0.5%
Not Rated (o)	0.0%
Cash & Cash Equivalents	1.7%

Portfolio facts (i)
Average Duration (d)	6.9
Average Effective Maturity (m)	10.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Corporate Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.63%	$1,000.00	$964.78	$3.07
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$963.45	$4.28
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.2%
Aerospace – 2.4%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$592,074
L3 Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,080,748
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	947,397
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,673,118
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,412,653

		$5,705,990

Apparel Manufacturers – 0.6%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$1,447,557

Asset-Backed & Securitized – 0.2%
Bayview Financial Revolving Mortgage
Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	$164,721	$150,452
Greenwich Capital Commercial
Funding Corp., 5.95%, 7/10/2038	115,433	115,452
JPMorgan Chase Commercial
Mortgage Securities Corp., 5.964%, 7/15/2042 (n)(q)	197,711	136,276
Lehman Brothers Commercial Conduit
Mortgage Trust, 1.12%, 2/18/2030 (i)	30,568	2
Morgan Stanley Capital I, Inc., 1.303%, 11/15/2030 (i)(n)	228,593	11

		$402,193

Automotive – 3.6%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$1,963,000	$1,955,376
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	529,000	525,805
General Motors Co., 5.15%, 4/01/2038	606,000	576,742
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,302,636
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,200,765
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	456,715
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,198,077
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,425,812

		$8,641,928

Broadcasting – 1.2%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$1,341,000	$1,278,201
Time Warner, Inc., 3.8%, 2/15/2027	1,054,000	995,371
Time Warner, Inc., 5.35%, 12/15/2043	685,000	668,879

		$2,942,451

Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 3.85%, 5/21/2025	$1,140,000	$1,152,718
E*TRADE Financial Corp., 2.95%, 8/24/2022	858,000	831,127

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$652,000	$645,682
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,061,975
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,030,532

		$4,722,034

Building – 2.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$840,515
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	857,704
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	468,874
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	693,143
Masco Corp., 4.45%, 4/01/2025	560,000	561,886
Masco Corp., 4.375%, 4/01/2026	476,000	474,283
Owens Corning, 4.2%, 12/15/2022	460,000	461,125
Owens Corning, 4.4%, 1/30/2048	729,000	608,667
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,801,000	1,652,417

		$6,618,614

Business Services – 1.9%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,401,011
Equinix, Inc., 5.75%, 1/01/2025	969,000	975,977
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	217,438
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	227,106
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,507,920
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)	202,000	196,402

		$4,525,854

Cable TV – 3.5%
Charter Communications
Operating LLC, 6.384%, 10/23/2035	$886,000	$925,876
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	746,999
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	303,393
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	573,685
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	167,663
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	339,763
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	1,541,000	1,442,761
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	881,652
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	361,391

4

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 4.5%, 9/15/2042	$955,000	$784,675
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	328,413
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,576,381

		$8,432,652

Chemicals – 1.0%
LyondellBasell Industries N.V., 5%, 4/15/2019	$457,000	$461,518
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,344,187
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	477,207

		$2,282,912

Computer Software – 0.8%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,096,751
VeriSign, Inc., 4.625%, 5/01/2023	763,000	767,769

		$1,864,520

Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$394,274
Apple, Inc., 4.25%, 2/09/2047	319,000	323,545

		$717,819

Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$1,876,000	$1,744,185

Consumer Services – 2.6%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$752,098
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,713,642
Service Corp. International, 5.375%, 1/15/2022	170,000	171,700
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,049,090
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,464,121

		$6,150,651

Containers – 1.5%
Ball Corp., 5%, 3/15/2022	$682,000	$701,607
Ball Corp., 4%, 11/15/2023	691,000	671,376
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,050,600
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,181,625

		$3,605,208

Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$471,403
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,854,516

		$2,325,919

Electronics – 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,157,000	$2,040,203
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,048,700
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	309,000	312,090

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$229,000	$228,628
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	253,215

		$4,882,836

Emerging Market Sovereign – 0.3%
Republic of South Africa, 5.65%, 9/27/2047	$675,000	$607,500

Energy – Independent – 0.0%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	$100,000	$99,750

Energy – Integrated – 0.5%
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,208,420

Financial Institutions – 1.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$231,270
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,426,000	1,298,247
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	573,719
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,060,505

		$3,163,741

Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$3,348,000	$3,393,473
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,003,782
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	511,614
Aramark Services, Inc., 5%, 2/01/2028 (n)	200,000	191,000
Constellation Brands, Inc., 3.2%, 2/15/2023	878,000	854,318
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,636,327
Kraft Heinz Foods Co., 5%, 7/15/2035	290,000	285,681
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,645,037
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	614,127
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	380,395
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	503,719

		$12,019,473

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$844,325
International Paper Co., 6%, 11/15/2041	860,000	949,540

		$1,793,865

Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,375,238
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	474,000	465,705
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,707,870

		$3,548,813

5

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$982,548
American International Group, Inc., 4.5%, 7/16/2044	917,000	853,940
Unum Group, 4%, 3/15/2024	637,000	632,062

		$2,468,550

Insurance – Health – 1.8%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$484,037
Centene Corp., 5.375%, 6/01/2026 (n)	766,000	776,058
UnitedHealth Group, Inc., 2.7%, 7/15/2020	1,350,000	1,341,938
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,777,424

		$4,379,457

Insurance – Property & Casualty – 3.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$828,000	$810,291
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	336,896
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,648,409
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	950,987
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	677,702
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	935,792
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	771,082
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	468,513
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	468,881

		$7,068,553

Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$905,000	$843,976

Major Banks – 13.8%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$1,232,000	$1,211,652
Bank of America Corp., 3.004%, 12/20/2023	739,000	716,488
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	1,948,554
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,441,484
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	834,000	785,356
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	1,420,000	1,475,948
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	936,000	914,940
Barclays PLC, 4.338% to 5/16/2023, FLR to 5/16/2024	700,000	691,346
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	674,000	633,781
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	608,000	583,879
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	924,998
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	611,000	566,702

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 4.25%, 10/15/2020	$442,000	$451,856
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	817,186
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,374,780
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	657,941
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR to 11/15/2048	1,500,000	1,348,708
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	1,111,000	997,528
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	1,221,000	1,327,837
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,317,439
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,764,629
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	665,000	616,174
PNC Bank N.A., 2.6%, 7/21/2020	1,585,000	1,565,857
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	1,175,000	1,169,770
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,818,365
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,688,000	1,677,157
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,431,374
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	466,433

		$32,698,162

Medical & Health Technology & Services – 4.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$157,176
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,049,728
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,655,000	1,599,427
CVS Health Corp., 5.05%, 3/25/2048	492,000	500,706
HCA, Inc., 4.75%, 5/01/2023	910,000	907,725
HCA, Inc., 5.25%, 6/15/2026	963,000	956,452
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	886,554
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	880,538
Life Technologies Corp., 6%, 3/01/2020	2,172,000	2,263,975
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	512,720
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,461,079

		$11,176,080

Medical Equipment – 2.7%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,254,972
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,723,029
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,049,876
Medtronic, Inc., 4.375%, 3/15/2035	381,000	394,030
Teleflex, Inc., 4.625%, 11/15/2027	125,000	118,125
Zimmer Biomet Holdings, Inc., FLR, 3.076% (LIBOR-3mo. + 0.75%), 3/19/2021	774,000	775,305

		$6,315,337

6

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – 1.6%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$301,348
Barrick North America Finance LLC, 4.4%, 5/30/2021	93,000	96,209
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	861,110
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	515,766
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,311,112
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	559,000	516,555
Kinross Gold Corp., 5.95%, 3/15/2024	195,000	199,875

		$3,801,975

Midstream – 3.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,424,727
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	963,325
Enbridge, Inc., 5.5%, 12/01/2046	271,000	289,300
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	389,599
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	678,075
MPLX LP, 4.5%, 4/15/2038	744,000	687,194
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,556,447
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	141,468
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	309,951
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	550,773
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	988,439

		$7,979,298

Mortgage-Backed – 0.5%
Freddie Mac, 3.136%, 10/25/2024	$807,000	$804,414
Freddie Mac, 3.244%, 8/25/2027	69,000	68,072
Freddie Mac, 3.286%, 11/25/2027	397,000	391,832

		$1,264,318

Natural Gas – Distribution – 1.9%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,113,301
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	790,113
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,589,317

		$4,492,731

Network & Telecom – 1.0%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$609,638
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,014,763
AT&T, Inc., 5.15%, 11/15/2046 (n)	445,000	419,229
AT&T, Inc., 5.65%, 2/15/2047	452,000	455,163

		$2,498,793

Oils – 2.7%
Andeavor, 4.5%, 4/01/2048	$1,142,000	$1,040,741
Marathon Petroleum Corp., 3.4%, 12/15/2020	1,105,000	1,107,214

Issuer	Shares/Par	Value ($)
BONDS – continued
Oils – continued
Marathon Petroleum Corp., 4.75%, 9/15/2044	$910,000	$865,788
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,515,880
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,804,026

		$6,333,649

Other Banks & Diversified Financials – 3.3%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$740,915
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	780,748
Citigroup, Inc., 4.4%, 6/10/2025	646,000	642,471
Citigroup, Inc., 3.2%, 10/21/2026	1,714,000	1,593,899
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	2,233,000	2,097,992
Discover Bank, 7%, 4/15/2020	1,097,000	1,158,469
ING Groep N.V., 3.95%, 3/29/2027	313,000	305,480
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	444,000	398,490
SunTrust Banks, Inc., 3.3%, 5/15/2026	200,000	188,809

		$7,907,273

Pharmaceuticals – 0.3%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (z)	$701,000	$701,029

Pollution Control – 1.0%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,223,608
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,085,117

		$2,308,725

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$222,000	$215,895
Teck Resources Ltd., 6.25%, 7/15/2041	667,000	663,665

		$879,560

Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$439,532
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	413,370

		$852,902

Retailers – 1.3%
Best Buy Co., Inc., 5%, 8/01/2018	$935,000	$936,494
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	32,497
Dollar Tree, Inc., 4%, 5/15/2025	874,000	854,163
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,381,179

		$3,204,333

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$677,093

Telecommunications – Wireless – 4.0%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$364,948
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,005,865
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	980,494

7

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
American Tower Corp., REIT, 3.6%, 1/15/2028	$1,133,000	$1,049,800
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	492,484
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	840,489
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	334,583
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	502,576
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	612,000	627,656
SBA Tower Trust, 2.898%, 10/15/2019 (n)	1,081,000	1,074,149
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,697,400
Vodafone Group PLC, 4.125%, 5/30/2025	590,000	587,756

		$9,558,200

Tobacco – 1.1%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$1,407,000	$1,309,075
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	768,331
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	164,831
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	420,676

		$2,662,913

Transportation – Services – 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$270,613
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	526,124
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	189,476

		$986,213

U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,791,000	$6,309,023

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – 5.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$610,774
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,055,843
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	932,776
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	750,227
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	321,193
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	355,910
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,836,997
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,665,000	1,574,337
Eversource Energy, 2.9%, 10/01/2024	991,000	940,637
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,149,545
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	685,867
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	613,466
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,099,515
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,478,847
Southern Co., 2.95%, 7/01/2023	440,000	424,428

		$13,830,362

Total Bonds (Identified Cost, $234,730,653)		$230,653,390

INVESTMENT COMPANIES (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $3,948,927)	3,949,576	$3,949,576

OTHER ASSETS, LESS LIABILITIES – 1.1%		2,698,167

NET ASSETS – 100.0%		$237,301,133

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,949,576 and $230,653,390, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,436,249, representing 16.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayer U.S. Finance LLC, 3.875%, 12/15/2023	6/18/18	$698,721	$701,029
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	164,721	150,452
Total Restricted Securities			$851,481
% of Net assets			0.4%

8

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $234,730,653)	$230,653,390
Investments in affiliated issuers, at value (identified cost, $3,948,927)	3,949,576
Receivables for
Investments sold	634,965
Fund shares sold	1,043
Interest	2,736,574
Other assets	1,025
Total assets	$237,976,573
Liabilities
Payables for
Investments purchased	$293,966
Fund shares reacquired	308,493
Payable to affiliates
Investment adviser	3,122
Shareholder servicing costs	47
Distribution and/or service fees	3,627
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	66,085
Total liabilities	$675,440
Net assets	$237,301,133
Net assets consist of
Paid-in capital	$228,649,432
Unrealized appreciation (depreciation)	(4,076,614)
Accumulated net realized gain (loss)	130,853
Undistributed net investment income	12,597,462
Net assets	$237,301,133
Shares of beneficial interest outstanding	21,362,483

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$60,918,870	5,426,344	$11.23
Service Class	176,382,263	15,936,139	11.07

See Notes to Financial Statements

10

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$4,884,038
Dividends from affiliated issuers	66,712
Other	7,432
Total investment income	$4,958,182
Expenses
Management fee	$735,902
Distribution and/or service fees	229,162
Shareholder servicing costs	3,953
Administrative services fee	23,356
Independent Trustees’ compensation	4,170
Custodian fee	7,987
Shareholder communications	9,247
Audit and tax fees	36,714
Legal fees	1,507
Miscellaneous	10,077
Total expenses	$1,062,075
Reduction of expenses by investment adviser	(59,448)
Net expenses	$1,002,627
Net investment income (loss)	$3,955,555
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$143,924
Affiliated issuers	(570)
Net realized gain (loss)	$143,354
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,449,746)
Affiliated issuers	649
Net unrealized gain (loss)	$(13,449,097)
Net realized and unrealized gain (loss)	$(13,305,743)
Change in net assets from operations	$(9,350,188)

See Notes to Financial Statements

11

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$3,955,555	$8,250,457
Net realized gain (loss)	143,354	2,604,444
Net unrealized gain (loss)	(13,449,097)	4,667,028
Change in net assets from operations	$(9,350,188)	$15,521,929
Distributions declared to shareholders
From net investment income	$—	$(9,218,117)
Change in net assets from fund share transactions	$(13,130,288)	$(1,820,793)
Total change in net assets	$(22,480,476)	$4,483,019
Net assets
At beginning of period	259,781,609	255,298,590
At end of period (including undistributed net investment income of $12,597,462 and $8,641,907, respectively)	$237,301,133	$259,781,609

See Notes to Financial Statements

12

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.64		$11.36	$11.16		$11.76	$11.58	$12.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	$0.41	(c)	$0.42	$0.43	$0.43
Net realized and unrealized gain (loss)	(0.60)		0.33	0.31		(0.46)	0.24	(0.48)
Total from investment operations	$(0.41)		$0.72	$0.72		$(0.04)	$0.67	$(0.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.50)		$(0.48)	$(0.46)	$(0.52)
From net realized gain	—		—	(0.02)		(0.08)	(0.03)	(0.21)
Total distributions declared to shareholders	$—		$(0.44)	$(0.52)		$(0.56)	$(0.49)	$(0.73)
Net asset value, end of period (x)	$11.23		$11.64	$11.36		$11.16	$11.76	$11.58
Total return (%) (k)(r)(s)(x)	(3.52	)(n)	6.39	6.28	(c)	(0.31)	5.78	(0.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.68	0.65	(c)	0.68	0.67	0.67
Expenses after expense reductions (f)	0.63	(a)	0.63	0.60	(c)	0.63	0.65	0.67
Net investment income (loss)	3.41	(a)	3.37	3.52	(c)	3.64	3.59	3.54
Portfolio turnover	17	(n)	36	31		26	36	38
Net assets at end of period (000 omitted)	$60,919		$65,445	$66,858		$70,980	$79,042	$81,921

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.49		$11.22	$11.03		$11.63	$11.45	$12.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	$0.37	(c)	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss)	(0.60)		0.32	0.30		(0.46)	0.25	(0.47)
Total from investment operations	$(0.42)		$0.68	$0.67		$(0.07)	$0.64	$(0.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.46)		$(0.45)	$(0.43)	$(0.49)
From net realized gain	—		—	(0.02)		(0.08)	(0.03)	(0.21)
Total distributions declared to shareholders	$—		$(0.41)	$(0.48)		$(0.53)	$(0.46)	$(0.70)
Net asset value, end of period (x)	$11.07		$11.49	$11.22		$11.03	$11.63	$11.45
Total return (%) (k)(r)(s)(x)	(3.66	)(n)	6.11	5.98	(c)	(0.58)	5.59	(0.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.90	(c)	0.93	0.92	0.92
Expenses after expense reductions (f)	0.88	(a)	0.88	0.85	(c)	0.88	0.90	0.92
Net investment income (loss)	3.16	(a)	3.12	3.27	(c)	3.39	3.34	3.29
Portfolio turnover	17	(n)	36	31		26	36	38
Net assets at end of period (000 omitted)	$176,382		$194,337	$188,440		$189,946	$211,332	$211,303
See Notes to Financial Statements

13

MFS Corporate Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Corporate Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

15

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$6,309,023	$—	$6,309,023
Non-U.S. Sovereign Debt	—	607,500	—	607,500
U.S. Corporate Bonds	—	186,825,687	—	186,825,687
Residential Mortgage-Backed Securities	—	1,264,318	—	1,264,318
Commercial Mortgage-Backed Securities	—	251,741	—	251,741
Asset-Backed Securities (including CDOs)	—	150,452	—	150,452
Foreign Bonds	—	35,244,669	—	35,244,669
Mutual Funds	3,949,576	—	—	3,949,576
Total	$3,949,576	$230,653,390	$—	$234,602,966

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

16

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$9,218,117

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$239,789,556
Gross appreciation	1,923,438
Gross depreciation	(7,110,028)
Net unrealized appreciation (depreciation)	$(5,186,590)

As of 12/31/17
Undistributed ordinary income	9,316,056
Undistributed long-term capital gain	319,216
Net unrealized appreciation (depreciation)	8,366,617

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$2,456,713
Service Class	—	6,761,404
Total	$—	$9,218,117

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.60%
In excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $11,313, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $48,135, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

17

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $3,883, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $70.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0190% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $215 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,703,428	$786,209
Non-U.S. Government securities	$38,171,287	$41,986,474

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	98,249	$1,113,751	282,268	$3,276,802
Service Class	702,267	7,832,676	1,975,574	22,523,964
	800,516	$8,946,427	2,257,842	$25,800,766
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	213,071	$2,456,713
Service Class	—	—	593,626	6,761,404
	—	$—	806,697	$9,218,117
Shares reacquired
Initial Class	(294,426)	$(3,340,563)	(756,051)	$(8,767,249)
Service Class	(1,680,181)	(18,736,152)	(2,445,256)	(28,072,427)
	(1,974,607)	$(22,076,715)	(3,201,307)	$(36,839,676)
Net change
Initial Class	(196,177)	$(2,226,812)	(260,712)	$(3,033,734)
Service Class	(977,914)	(10,903,476)	123,944	1,212,941
	(1,174,091)	$(13,130,288)	(136,768)	$(1,820,793)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank

18

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $861 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		11,301,365	34,158,530	(41,510,319)	3,949,576

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(570)	$649	$—	$66,712	$3,949,576

19

MFS Corporate Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

Semiannual Report

June 30, 2018

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

RGS-SEM

MFS® Core Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	3.0%
Alphabet, Inc., “A”	2.6%
Facebook, Inc., “A”	2.3%
Bank of America Corp.	2.1%
Chevron Corp.	2.1%
Analog Devices, Inc.	2.0%
American Tower Corp., REIT	1.9%
Microsoft Corp.	1.9%
Citigroup, Inc.	1.9%
Pfizer, Inc.	1.8%

Equity sectors
Technology	20.9%
Financial Services	18.4%
Health Care	13.4%
Industrial Goods & Services	8.2%
Retailing	7.7%
Utilities & Communications (s)	5.7%
Energy	5.4%
Consumer Staples	5.2%
Special Products & Services	4.7%
Leisure	4.2%
Basic Materials	3.3%
Transportation	1.3%
Autos & Housing	1.1%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.85%	$1,000.00	$1,040.86	$4.30
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,039.66	$5.56
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 3.7%
Boeing Co.	4,360	$1,462,824
CACI International, Inc., “A” (a)	3,364	567,002
Curtiss-Wright Corp.	3,542	421,569
FLIR Systems, Inc.	8,837	459,259
Honeywell International, Inc.	13,039	1,878,268
Northrop Grumman Corp.	4,093	1,259,416
Textron, Inc.	8,276	545,471
United Technologies Corp.	10,402	1,300,562

		$7,894,371

Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	3,478	$761,230

Apparel Manufacturers – 1.7%
Hanesbrands, Inc.	32,325	$711,796
NIKE, Inc., “B”	35,920	2,862,106

		$3,573,902

Automotive – 0.6%
CoPart, Inc. (a)	11,719	$662,827
Lear Corp.	2,767	514,136

		$1,176,963

Biotechnology – 1.1%
Biogen, Inc. (a)	7,952	$2,307,988

Brokerage & Asset Managers – 2.0%
Blackstone Group LP	40,295	$1,296,290
Invesco Ltd.	15,766	418,745
TD Ameritrade Holding Corp.	28,949	1,585,537
TMX Group Ltd.	15,257	1,000,151

		$4,300,723

Business Services – 3.1%
Amdocs Ltd.	6,106	$404,156
Cognizant Technology Solutions Corp., “A”	13,510	1,067,155
DXC Technology Co.	10,803	870,830
Fidelity National Information Services, Inc.	11,230	1,190,717
First Data Corp. (a)	10,964	229,477
Global Payments, Inc.	8,211	915,444
Grand Canyon Education, Inc. (a)	1,612	179,915
Total System Services, Inc.	4,551	384,651
Verisk Analytics, Inc., “A” (a)	8,401	904,284
Zendesk, Inc. (a)	6,717	366,009

		$6,512,638

Cable TV – 0.8%
Altice USA, Inc.	11,918	$203,321
Comcast Corp., “A”	45,370	1,488,590

		$1,691,911

Chemicals – 2.2%
Celanese Corp.	4,598	$510,654
CF Industries Holdings, Inc.	15,940	707,736
DowDuPont, Inc.	23,167	1,527,169

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Ingevity Corp. (a)	6,689	$540,872
PPG Industries, Inc.	13,711	1,422,242

		$4,708,673

Computer Software – 5.5%
8x8, Inc. (a)	33,037	$662,392
Adobe Systems, Inc. (a)	11,673	2,845,994
Autodesk, Inc. (a)	3,787	496,438
Microsoft Corp.	40,917	4,034,825
Salesforce.com, Inc. (a)	25,792	3,518,029

		$11,557,678

Computer Software – Systems – 1.7%
Apple, Inc.	10,927	$2,022,697
Pluralsight, Inc., “A” (a)	6,093	148,974
Rapid7, Inc. (a)	25,760	726,947
SS&C Technologies Holdings, Inc.	8,283	429,888
Xerox Corp.	8,600	206,400

		$3,534,906

Construction – 0.5%
Sherwin-Williams Co.	2,598	$1,058,867

Consumer Products – 1.6%
Coty, Inc., “A”	42,928	$605,285
e.l.f. Beauty, Inc. (a)	13,161	200,573
Kimberly-Clark Corp.	6,629	698,299
Newell Brands, Inc.	25,882	667,497
Procter & Gamble Co.	16,346	1,275,969

		$3,447,623

Consumer Services – 1.6%
Bookings Holdings, Inc. (a)	1,109	$2,248,043
Bright Horizons Family Solutions, Inc. (a)	6,100	625,372
ServiceMaster Global Holdings, Inc. (a)	9,662	574,599

		$3,448,014

Containers – 0.5%
Berry Global Group, Inc. (a)	15,274	$701,688
Sealed Air Corp.	10,374	440,376

		$1,142,064

Electrical Equipment – 2.4%
AMETEK, Inc.	17,780	$1,283,005
AZZ, Inc.	9,551	414,991
HD Supply Holdings, Inc. (a)	17,819	764,257
Johnson Controls International PLC	25,212	843,341
Sensata Technologies Holding PLC (a)	16,881	803,198
TE Connectivity Ltd.	7,609	685,266
WESCO International, Inc. (a)	5,527	315,592

		$5,109,650

Electronics – 6.7%
Analog Devices, Inc.	43,801	$4,201,392
Applied Materials, Inc.	9,482	437,973

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Inphi Corp. (a)(l)	26,342	$859,013
IPG Photonics Corp. (a)	1,338	295,203
Marvell Technology Group Ltd.	75,752	1,624,123
Mellanox Technologies Ltd. (a)	6,480	546,264
NVIDIA Corp.	11,591	2,745,908
Texas Instruments, Inc.	31,795	3,505,399

		$14,215,275

Energy – Independent – 2.5%
Concho Resources, Inc. (a)	4,999	$691,612
Energen Corp. (a)	3,017	219,698
EOG Resources, Inc.	14,408	1,792,787
EQT Corp.	3,058	168,740
Hess Corp.	13,458	900,206
Marathon Petroleum Corp.	16,055	1,126,419
Parsley Energy, Inc., “A” (a)	8,820	267,070

		$5,166,532

Energy – Integrated – 2.1%
Chevron Corp. (s)	34,629	$4,378,144

Engineering – Construction – 0.2%
KBR, Inc.	25,567	$458,161

Entertainment – 0.6%
Six Flags Entertainment Corp.	9,720	$680,886
Twenty-First Century Fox, Inc.	12,834	637,721

		$1,318,607

Food & Beverages – 2.5%
Archer Daniels Midland Co.	16,104	$738,046
J.M. Smucker Co.	3,810	409,499
Mondelez International, Inc.	28,740	1,178,340
Monster Worldwide, Inc. (a)	15,070	863,511
PepsiCo, Inc.	18,056	1,965,757

		$5,155,153

Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	10,577	$837,275
Marriott International, Inc., “A”	3,066	388,156

		$1,225,431

General Merchandise – 0.3%
Dollar Tree, Inc. (a)	7,473	$635,205

Health Maintenance Organizations – 1.6%
Cigna Corp.	10,833	$1,841,068
Humana Inc.	5,204	1,548,867

		$3,389,935

Insurance – 3.0%
Aon PLC	22,124	$3,034,749
Athene Holding Ltd. (a)	9,647	422,924
Chubb Ltd.	11,074	1,406,620
Hartford Financial Services Group, Inc.	29,424	1,504,449

		$6,368,742

Internet – 5.7%
Alphabet, Inc., “A” (a)(s)	4,836	$5,460,763
Facebook, Inc., “A” (a)	25,486	4,952,440

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
LogMeIn, Inc.	9,881	$1,020,213
MINDBODY, Inc., “A” (a)	14,524	560,626

		$11,994,042

Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	8,845	$1,247,322
Take-Two Interactive Software, Inc. (a)	2,932	347,031

		$1,594,353

Machinery & Tools – 1.3%
Flowserve Corp.	12,189	$492,436
Illinois Tool Works, Inc.	4,223	585,054
ITT, Inc.	10,434	545,385
Roper Technologies, Inc.	4,136	1,141,164

		$2,764,039

Major Banks – 2.9%
Bank of America Corp.	159,085	$4,484,606
PNC Financial Services Group, Inc.	11,812	1,595,801

		$6,080,407

Medical & Health Technology & Services – 1.3%
HCA Healthcare, Inc.	7,824	$802,742
ICON PLC (a)	4,123	546,421
McKesson Corp.	6,647	886,710
Walgreens Boots Alliance, Inc.	8,718	523,211

		$2,759,084

Medical Equipment – 3.6%
Abiomed, Inc. (a)	1,294	$529,311
Align Technology, Inc. (a)	1,551	530,659
Danaher Corp.	6,764	667,471
Edwards Lifesciences Corp. (a)	11,346	1,651,637
Medtronic PLC	25,975	2,223,720
PerkinElmer, Inc.	11,071	810,729
Steris PLC	10,579	1,110,901
West Pharmaceutical Services, Inc.	1,064	105,645

		$7,630,073

Metals & Mining – 0.3%
First Quantum Minerals Ltd.	15,627	$230,247
Teck Resources Ltd., “B”	14,475	368,389

		$598,636

Natural Gas – Distribution – 0.1%
NiSource, Inc.	8,090	$212,605

Natural Gas – Pipeline – 0.6%
Cheniere Energy, Inc. (a)	15,790	$1,029,350
Enterprise Products Partners LP	6,554	181,349

		$1,210,699

Network & Telecom – 1.3%
Cisco Systems, Inc.	62,493	$2,689,074
Switch, Inc. (l)	4,673	56,870

		$2,745,944

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.9%
Apergy Corp. (a)	5,898	$246,241
Liberty Oilfield Services, Inc. (a)(l)	17,466	326,964
Patterson-UTI Energy, Inc.	44,746	805,428
Schlumberger Ltd.	7,015	470,215

		$1,848,848

Other Banks & Diversified Financials – 7.1%
Bank of the Ozarks, Inc.	17,567	$791,218
Citigroup, Inc. (s)	59,788	4,001,013
Discover Financial Services	12,960	912,514
EuroDekania Ltd. (u)	151,350	22,535
Mastercard, Inc., “A”	17,134	3,367,174
Northern Trust Corp.	8,152	838,759
Prosperity Bancshares, Inc.	3,654	249,787
U.S. Bancorp	52,782	2,640,156
Wintrust Financial Corp.	14,612	1,271,974
Zions Bancorporation	15,127	797,042

		$14,892,172

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	35,876	$1,985,378
Eli Lilly & Co.	16,576	1,414,430
Johnson & Johnson	23,098	2,802,711
Pfizer, Inc.	105,137	3,814,371
Zoetis, Inc.	25,174	2,144,573

		$12,161,463

Pollution Control – 0.6%
Evoqua Water TechnologiesLLC (a)	26,981	$553,110
Waste Connections, Inc.	8,299	624,749

		$1,177,859

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	7,535	$1,379,056
Kansas City Southern Co.	8,324	882,011
Union Pacific Corp.	3,185	451,251

		$2,712,318

Real Estate – 3.4%
Industrial Logistics Properties Trust, REIT	31,202	$697,365
Life Storage, Inc., REIT	14,801	1,440,285
Medical Properties Trust, Inc., REIT	165,354	2,321,570
Store Capital Corp., REIT	53,809	1,474,367
Sun Communities, Inc., REIT	5,692	557,133
W.P. Carey, Inc., REIT	11,563	767,205

		$7,257,925

Restaurants – 1.4%
Aramark	16,998	$630,626
Dave & Buster’s, Inc. (a)	5,354	254,850
Starbucks Corp.	30,637	1,496,617
U.S. Foods Holding Corp. (a)	16,714	632,124

		$3,014,217

Specialty Chemicals – 0.2%
Univar, Inc. (a)	19,000	$498,560

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 5.7%
Amazon.com, Inc. (a)	3,696	$6,282,461
Costco Wholesale Corp.	6,897	1,441,335
L Brands, Inc.	15,516	572,230
Michaels Co., Inc. (a)	23,167	444,111
TJX Cos., Inc.	14,433	1,373,733
Tractor Supply Co.	12,550	959,950
Urban Outfitters, Inc. (a)	19,298	859,726

		$11,933,546

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT	28,259	$4,074,100

Telephone Services – 0.5%
Verizon Communications, Inc.	22,771	$1,145,609

Tobacco – 0.7%
Philip Morris International, Inc.	18,680	$1,508,223

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc.	11,745	$813,341
Avangrid, Inc.	8,957	474,094
CenterPoint Energy, Inc.	10,549	292,313
CMS Energy Corp.	15,304	723,573
Evergy, Inc.	11,790	662,009
Exelon Corp.	22,559	961,013
NextEra Energy, Inc.	7,108	1,187,249
Xcel Energy, Inc.	15,487	707,446

		$5,821,038

Total Common Stocks (Identified Cost, $160,254,402)		$210,174,146

CONVERTABLE PREFERRED STOCKS – 0.2%
Natural Gas – Distribution – 0.2%
South Jersey Industries, Inc., 7.25%
(Identified Cost, $306,500)	6,130	$341,992

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market
Portfolio, 1.9% (v) (Identified Cost, $1,472,996)	1,473,151	$1,473,151

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $241,381)	241,381	$241,381

SECURITIES SOLD SHORT – (0.4)%
Telecommunications – Wireless – (0.4)%
Crown Castle International Corp., REIT
(Proceeds Received, $578,273)	(6,970)	$(751,505)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(699,439)

NET ASSETS – 100.0%		$210,779,726

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,473,151 and $210,757,519, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2018, the fund had cash collateral of $5,253 and other liquid securities with an aggregate value of $1,391,116 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $258,377 of securities on loan (identified cost, $160,802,283)	$210,757,519
Investments in affiliated issuers, at value (identified cost, $1,472,996)	1,473,151
Deposits with brokers for
Securities sold short	5,253
Receivables for
Investments sold	368,247
Fund shares sold	7,067
Interest and dividends	229,300
Other assets	841
Total assets	$212,841,378
Liabilities
Payables for
Securities sold short, at value (proceeds received, $578,273)	$751,505
Investments purchased	879,321
Fund shares reacquired	114,854
Collateral for securities loaned, at value (c)	241,381
Payable to affiliates
Investment adviser	13,114
Shareholder servicing costs	87
Distribution and/or service fees	900
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	60,390
Total liabilities	$2,061,652
Net assets	$210,779,726
Net assets consist of
Paid-in capital	$119,451,548
Unrealized appreciation (depreciation)	49,782,187
Accumulated net realized gain (loss)	39,376,824
Undistributed net investment income	2,169,167
Net assets	$210,779,726
Shares of beneficial interest outstanding	8,050,940

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$166,826,509	6,357,377	$26.24
Service Class	43,953,217	1,693,563	25.95

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$1,733,398
Dividends from affiliated issuers	11,963
Other	10,035
Income on securities loaned	2,787
Foreign taxes withheld	(3,515)
Total investment income	$1,754,668
Expenses
Management fee	$800,500
Distribution and/or service fees	56,912
Shareholder servicing costs	7,774
Administrative services fee	20,962
Independent Trustees’ compensation	4,133
Custodian fee	6,415
Shareholder communications	17,468
Audit and tax fees	27,701
Legal fees	1,209
Dividend and interest expense on securities sold short	23,442
Miscellaneous	10,146
Total expenses	$976,662
Reduction of expenses by investment adviser	(9,843)
Net expenses	$966,819
Net investment income (loss)	$787,849
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,657,062
Affiliated issuers	(109)
Foreign currency	25
Net realized gain (loss)	$17,656,978
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(9,792,545)
Affiliated issuers	155
Securities sold short	22,235
Translation of assets and liabilities in foreign currencies	23
Net unrealized gain (loss)	$(9,770,132)
Net realized and unrealized gain (loss)	$7,886,846
Change in net assets from operations	$8,674,695

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$787,849	$1,381,451
Net realized gain (loss)	17,656,978	22,187,860
Net unrealized gain (loss)	(9,770,132)	22,538,765
Change in net assets from operations	$8,674,695	$46,108,076
Distributions declared to shareholders
From net investment income	$—	$(1,852,020)
From net realized gain	—	(12,091,064)
Total distributions declared to shareholders	$—	$(13,943,084)
Change in net assets from fund share transactions	$(15,385,680)	$(13,597,982)
Total change in net assets	$(6,710,985)	$18,567,010
Net assets
At beginning of period	217,490,711	198,923,701
At end of period (including undistributed net investment income of $2,169,167 and $1,381,318, respectively)	$210,779,726	$217,490,711

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$25.21		$21.67	$21.28		$23.40	$21.49	$16.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.17	$0.21	(c)	$0.17	$0.16	$0.16
Net realized and unrealized gain (loss)	0.93		5.04	2.16		(0.35)	2.27	5.40
Total from investment operations	$1.03		$5.21	$2.37		$(0.18)	$2.43	$5.56
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.17)		$(0.13)	$(0.18)	$(0.19)
From net realized gain	—		(1.44)	(1.81)		(1.81)	(0.34)	—
Total distributions declared to shareholders	$—		$(1.67)	$(1.98)		$(1.94)	$(0.52)	$(0.19)
Net asset value, end of period (x)	$26.24		$25.21	$21.67		$21.28	$23.40	$21.49
Total return (%) (k)(r)(s)(x)	4.09	(n)	24.82	11.38	(c)	(0.21)	11.38	34.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.84	(c)	0.86	0.85	0.85
Expenses after expense reductions (f)	0.85	(a)	0.86	0.82	(c)	0.85	0.84	0.85
Net investment income (loss)	0.79	(a)	0.72	1.00	(c)	0.75	0.74	0.85
Portfolio turnover	22	(n)	39	60		50	48	55
Net assets at end of period (000 omitted)	$166,827		$171,038	$156,040		$156,450	$115,826	$117,044
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.83	(a)	0.84	0.80	(c)	0.84	0.84	0.84

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$24.96		$21.47	$21.10		$23.20	$21.32	$16.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.11	$0.16	(c)	$0.11	$0.11	$0.11
Net realized and unrealized gain (loss)	0.92		4.99	2.13		(0.33)	2.24	5.36
Total from investment operations	$0.99		$5.10	$2.29		$(0.22)	$2.35	$5.47
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.11)		$(0.07)	$(0.13)	$(0.15)
From net realized gain	—		(1.44)	(1.81)		(1.81)	(0.34)	—
Total distributions declared to shareholders	$—		$(1.61)	$(1.92)		$(1.88)	$(0.47)	$(0.15)
Net asset value, end of period (x)	$25.95		$24.96	$21.47		$21.10	$23.20	$21.32
Total return (%) (k)(r)(s)(x)	3.97	(n)	24.50	11.07	(c)	(0.40)	11.07	34.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.12	1.09	(c)	1.11	1.10	1.10
Expenses after expense reductions (f)	1.10	(a)	1.11	1.07	(c)	1.10	1.09	1.10
Net investment income (loss)	0.54	(a)	0.47	0.75	(c)	0.50	0.49	0.60
Portfolio turnover	22	(n)	39	60		50	48	55
Net assets at end of period (000 omitted)	$43,953		$46,453	$42,883		$47,083	$48,813	$50,394
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.08	(a)	1.09	1.06	(c)	1.09	1.09	1.09

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended December 31, 2017 would have been lower by approximately 0.78%.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$206,549,018	$341,993	$—	$206,891,011
Canada	3,602,592	—	—	3,602,592
Cayman Islands	—	—	22,535	22,535
Mutual Funds	1,714,532	—	—	1,714,532
Total	$211,866,142	$341,993	$22,535	$212,230,670
Short Sales	$(751,505)	$—	$—	$(751,505)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/17	$17,706
Change in unrealized appreciation or depreciation	4,829
Balance as of 6/30/18	$22,535

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2018 is $4,829. At June 30, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At June 30, 2018, the fund did not have any outstanding derivative instruments.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(89,406)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)
Equity	$88,673

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the six months ended June 30, 2018, this expense amounted to $23,442. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $258,377. The fair value of the fund’s investment securities on loan and a related liability of $241,381 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $24,266. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$1,852,020
Long-term capital gains	12,091,064
Total distributions	$13,943,084

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$162,716,121
Gross appreciation	55,565,328
Gross depreciation	(6,050,779)
Net unrealized appreciation (depreciation)	$49,514,549

As of 12/31/17
Undistributed ordinary income	6,723,244
Undistributed long-term capital gain	16,746,511
Other temporary differences	72,256
Net unrealized appreciation (depreciation)	59,111,472

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,539,604	$—	$9,485,664
Service Class	—	312,416	—	2,605,400
Total	$—	$1,852,020	$—	$12,091,064

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $9,843, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $7,647, which equated to 0.0072% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $127.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0196% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $177 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $488,404. The sales transactions resulted in net realized gains (losses) of $332,270.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $5,283, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $47,020,281 and $61,142,173, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	65,580	$1,703,550	186,500	$4,399,901
Service Class	83,041	2,135,387	170,109	3,967,561
	148,621	$3,838,937	356,609	$8,367,462
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	481,874	$11,025,268
Service Class	—	—	128,708	2,917,816
	—	$—	610,582	$13,943,084

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(493,702)	$(12,791,983)	(1,084,690)	$(25,642,366)
Service Class	(250,526)	(6,432,634)	(435,248)	(10,266,162)
	(744,228)	$(19,224,617)	(1,519,938)	$(35,908,528)
Net change
Initial Class	(428,122)	$(11,088,433)	(416,316)	$(10,217,197)
Service Class	(167,485)	(4,297,247)	(136,431)	(3,380,785)
	(595,607)	$(15,385,680)	(552,747)	$(13,597,982)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $693 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,613,843	19,948,496	(20,089,188)	1,473,151

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(109)	$155	$—	$11,963	$1,473,151

19

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

Semiannual Report

June 30, 2018

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

FCE-SEM

MFS® Emerging Markets Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alibaba Group Holding Ltd., ADR	5.3%
Samsung Electronics Co. Ltd.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Tencent Holdings Ltd.	3.7%
Baidu, Inc., ADR	3.3%
Housing Development Finance Corp. Ltd.	3.0%
Yum China Holdings, Inc.	2.8%
China Construction Bank	2.3%
China Resources Beer Holdings Co. Ltd.	2.2%
AIA Group Ltd.	2.1%

Equity sectors
Technology	27.9%
Financial Services	24.3%
Consumer Staples	9.8%
Special Products & Services	7.9%
Leisure	6.4%
Autos & Housing	5.6%
Energy	4.2%
Basic Materials	4.2%
Retailing	3.5%
Industrial Goods & Services	2.3%
Utilities & Communications	2.1%
Transportation	1.9%
Health Care	0.5%

Issuer country weightings (x)
China	26.5%
South Korea	12.1%
India	9.2%
Taiwan	7.4%
Brazil	7.3%
Hong Kong	6.5%
South Africa	4.4%
Mexico	3.8%
Indonesia	3.6%
Other Countries	19.2%

Currency exposure weightings (y)
Hong Kong Dollar	17.0%
Chinese Renminbi	12.3%
South Korean Won	12.1%
United States Dollar	8.4%
Indian Rupee	7.9%
Taiwan Dollar	7.4%
Brazilian Real	7.3%
Mexican Peso	3.8%
Indonesian Rupiah	3.6%
Other Currencies	20.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	1.40%	$1,000.00	$968.61	$6.83
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$967.53	$8.05
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.33%, $6.49, and $6.66 for Initial Class and 1.58%, $7.71, and $7.90 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 100.6%
Airlines – 0.9%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	3,165	$503,741

Alcoholic Beverages – 3.0%
AmBev S.A., ADR	93,048	$430,812
China Resources Beer Holdings Co. Ltd.	240,000	1,165,494

		$1,596,306

Apparel Manufacturers – 0.5%
Stella International Holdings	228,000	$282,472

Automotive – 2.5%
Kia Motors Corp.	9,556	$264,516
Mahindra & Mahindra Ltd.	53,509	701,088
PT Astra International Tbk	810,000	373,063

		$1,338,667

Business Services – 1.8%
Cognizant Technology Solutions Corp., “A”	12,206	$964,152

Cable TV – 1.9%
Naspers Ltd.	3,975	$1,009,869

Computer Software – Systems – 2.1%
Globant S.A. (a)	4,587	$260,496
Linx S.A.	67,800	309,633
Luxoft Holding, Inc. (a)	15,381	566,790

		$1,136,919

Construction – 1.6%
PT Indocement Tunggal Prakarsa Tbk	433,600	$413,024
Techtronic Industries Co. Ltd.	81,500	454,475

		$867,499

Consumer Products – 1.0%
Dabur India Ltd.	95,151	$543,631

Consumer Services – 6.1%
51job, Inc., ADR (a)	6,422	$627,044
Ctrip.com International Ltd., ADR (a)	22,571	1,075,057
Kroton Educacional S.A.	159,800	384,270
MakeMyTrip Ltd. (a)(l)	19,254	696,032
SEEK Ltd.	31,611	510,217

		$3,292,620

Containers – 0.5%
Lock & Lock Co. Ltd.	13,365	$266,221

Electrical Equipment – 2.3%
Bharat Heavy Electricals Ltd.	397,360	$416,122
LS Industrial Systems Co. Ltd.	12,790	809,058

		$1,225,180

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 10.8%
Samsung Electronics Co. Ltd.	59,320	$2,482,977
Silicon Motion Technology Corp., ADR	15,500	819,795
Taiwan Semiconductor Manufacturing Co. Ltd.	348,258	2,472,993

		$5,775,765

Energy – Independent – 1.3%
Gran Tierra Energy, Inc. (a)	147,104	$509,126
Ultrapar Participacoes S.A.	17,003	201,584

		$710,710

Energy – Integrated – 2.3%
LUKOIL PJSC, ADR	15,951	$1,088,690
Petroleo Brasileiro S.A., ADR	14,209	142,516

		$1,231,206

Food & Beverages – 5.3%
AVI Ltd.	97,856	$771,862
BRF S.A. (a)	43,754	203,205
Orion Corp.	6,341	847,743
Tingyi (Cayman Islands) Holding Corp.	438,000	1,016,060

		$2,838,870

Food & Drug Stores – 0.9%
Dairy Farm International Holdings Ltd.	54,100	$475,539

Forest & Paper Products – 1.2%
Fibria Celulose S.A.	13,336	$249,705
Suzano Papel e Celulose	31,900	370,133

		$619,838

Furniture & Appliances – 1.4%
Coway Co. Ltd.	9,959	$773,844

Gaming & Lodging – 1.3%
Genting Berhad	330,700	$688,498

General Merchandise – 0.4%
S.A.C.I. Falabella	25,522	$234,121

Insurance – 2.5%
AIA Group Ltd.	126,000	$1,101,713
Samsung Fire & Marine Insurance Co. Ltd.	1,037	245,642

		$1,347,355

Internet – 13.8%
Alibaba Group Holding Ltd., ADR (a)	15,348	$2,847,515
Baidu, Inc., ADR (a)	7,216	1,753,488
NAVER Corp.	1,193	816,742
Tencent Holdings Ltd.	39,900	2,002,730

		$7,420,475

Major Banks – 5.9%
Banco Bradesco S.A., ADR	125,008	$857,555
Barclays Africa Group Ltd.	34,259	399,570

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
China Construction Bank	1,315,670	$1,215,791
Industrial & Commercial Bank of China, “H”	913,000	683,097

		$3,156,013

Metals & Mining – 1.4%
Vale S.A., ADR	58,748	$753,149

Network & Telecom – 1.2%
VTech Holdings Ltd.	55,500	$640,553

Oil Services – 0.6%
Lamprell PLC (a)	262,440	$326,959

Other Banks & Diversified Financials – 14.3%
Credicorp Ltd.	1,504	$338,580
E.Sun Financial Holding Co. Ltd.	943,045	657,287
Grupo Financiero Banorte S.A. de C.V.	67,298	396,701
Grupo Financiero Inbursa S.A. de C.V.	313,748	439,178
Housing Development Finance Corp. Ltd.	57,163	1,591,954
Kasikornbank Co. Ltd.	111,600	673,710
Komercni Banka A.S.	14,847	624,759
Metropolitan Bank & Trust Co.	481,726	662,551
PT Bank Central Asia Tbk	212,300	318,154
Public Bank Berhad	97,400	563,254
Sberbank of Russia	151,355	525,394
Shriram Transport Finance Co. Ltd.	33,188	629,441
Union National Bank	262,695	266,046

		$7,687,009

Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	349,579	$292,016

Railroad & Shipping – 0.6%
GMexico Transportes S.A.B. de C.V	224,100	$327,119

Real Estate – 1.6%
Aldar Properties PJSC	385,202	$211,837
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	178,881	103,850
Hang Lung Properties Ltd.	260,000	536,199

		$851,886

Restaurants – 3.3%
Jollibee Foods Corp.	46,800	$230,635
Yum China Holdings, Inc.	39,678	1,526,016

		$1,756,651

Specialty Chemicals – 1.1%
Astra Argo Lestari	280,200	$218,998
PTT Global Chemical PLC	176,600	383,797

		$602,795

Specialty Stores – 1.6%
Dufry AG	4,517	$575,757
JD.com, Inc., ADR (a)	7,626	297,033

		$872,790

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 0.4%
Mobile TeleSystems PJSC, ADR	21,828	$192,741

Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	18,374	$227,446
PT XL Axiata Tbk (a)	1,891,800	332,682

		$560,128

Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	1,098,550	$274,446

Trucking – 0.4%
Emergent Capital, Inc.	13,002	$185,672

Utilities – Electric Power – 0.7%
CESC Ltd.	28,136	$374,537

Total Common Stocks (Identified Cost, $38,984,226)		$53,997,962

INVESTMENT COMPANIES (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $931)	931	$931

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(336,527)

NET ASSETS – 100.0%		$53,662,366

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $931 and $53,997,962, respectively.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $54,225 of securities on loan (identified cost, $38,984,226)	$53,997,962
Investments in affiliated issuers, at value (identified cost, $931)	931
Receivables for
Investments sold	82,087
Fund shares sold	983
Interest and dividends	134,588
Other assets	38,180
Total assets	$54,254,731
Liabilities
Payable to custodian	$147,572
Payables for
Investments purchased	33,052
Fund shares reacquired	246,587
Payable to affiliates
Investment adviser	4,542
Shareholder servicing costs	33
Distribution and/or service fees	572
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	59,642
Accrued expenses and other liabilities	100,265
Total liabilities	$592,365
Net assets	$53,662,366
Net assets consist of
Paid-in capital	$38,094,720
Unrealized appreciation (depreciation) (net of $39,085 deferred country tax)	14,974,151
Accumulated net realized gain (loss)	344,072
Undistributed net investment income	249,423
Net assets	$53,662,366
Shares of beneficial interest outstanding	3,250,491

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,446,032	1,528,088	$16.65
Service Class	28,216,334	1,722,403	16.38

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$642,062
Dividends from affiliated issuers	6,131
Other	2,505
Income on securities loaned	526
Foreign taxes withheld	(74,926)
Total investment income	$576,298
Expenses
Management fee	$301,512
Distribution and/or service fees	37,315
Shareholder servicing costs	3,317
Administrative services fee	9,264
Independent Trustees’ compensation	1,291
Custodian fee	44,537
Shareholder communications	6,038
Audit and tax fees	38,012
Legal fees	312
Miscellaneous	6,286
Total expenses	$447,884
Reduction of expenses by investment adviser	(8,455)
Net expenses	$439,429
Net investment income (loss)	$136,869
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $2,430 country tax)	$2,419,330
Affiliated issuers	14
Foreign currency	(13,830)
Net realized gain (loss)	$2,405,514
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $42,177 decrease in deferred country tax)	$(4,237,979)
Translation of assets and liabilities in foreign currencies	(425)
Net unrealized gain (loss)	$(4,238,404)
Net realized and unrealized gain (loss)	$(1,832,890)
Change in net assets from operations	$(1,696,021)
See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$136,869	$150,338
Net realized gain (loss)	2,405,514	2,939,088
Net unrealized gain (loss)	(4,238,404)	13,593,419
Change in net assets from operations	$(1,696,021)	$16,682,845
Distributions declared to shareholders
From net investment income	$—	$(514,014)
Change in net assets from fund share transactions	$(2,332,777)	$(5,389,683)
Total change in net assets	$(4,028,798)	$10,779,148
Net assets
At beginning of period	57,691,164	46,912,016
At end of period (including undistributed net investment income of $249,423 and $112,554, respectively)	$53,662,366	$57,691,164

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$17.19		$12.59	$11.59		$13.46	$14.51	$15.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.15	(c)	$0.10	$0.13	$0.12
Net realized and unrealized gain (loss)	(0.59)		4.71	0.93		(1.84)	(1.08)	(0.93)
Total from investment operations	$(0.54)		$4.77	$1.08		$(1.74)	$(0.95)	$(0.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.08)		$(0.13)	$(0.10)	$(0.24)
Net asset value, end of period (x)	$16.65		$17.19	$12.59		$11.59	$13.46	$14.51
Total return (%) (k)(r)(s)(x)	(3.14	)(n)	37.98	9.28	(c)	(12.89)	(6.66)	(5.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.53	1.34	(c)	1.65	1.48	1.46
Expenses after expense reductions (f)	1.40	(a)	1.40	1.13	(c)	1.40	1.40	1.40
Net investment income (loss)	0.61	(a)	0.41	1.29	(c)	0.74	0.89	0.78
Portfolio turnover	15	(n)	27	47		51	49	36
Net assets at end of period (000 omitted)	$25,446		$28,026	$22,605		$25,665	$33,752	$45,293

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$16.94		$12.41	$11.42		$13.24	$14.29	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$0.12	(c)	$0.06	$0.10	$0.08
Net realized and unrealized gain (loss)	(0.59)		4.64	0.91		(1.80)	(1.09)	(0.90)
Total from investment operations	$(0.56)		$4.66	$1.03		$(1.74)	$(0.99)	$(0.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.04)		$(0.08)	$(0.06)	$(0.21)
Net asset value, end of period (x)	$16.38		$16.94	$12.41		$11.42	$13.24	$14.29
Total return (%) (k)(r)(s)(x)	(3.31	)(n)	37.66	9.04	(c)	(13.08)	(6.99)	(5.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.78	1.58	(c)	1.90	1.73	1.71
Expenses after expense reductions (f)	1.65	(a)	1.65	1.37	(c)	1.65	1.65	1.65
Net investment income (loss)	0.36	(a)	0.16	1.02	(c)	0.46	0.70	0.56
Portfolio turnover	15	(n)	27	47		51	49	36
Net assets at end of period (000 omitted)	$28,216		$29,665	$24,307		$25,678	$31,419	$39,617

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$14,209,324	$—	$—	$14,209,324
South Korea	6,506,742	—	—	6,506,742
India	4,952,805	—	—	4,952,805
Taiwan	3,950,076	—	—	3,950,076
Brazil	3,902,563	—	—	3,902,563
Hond Kong	3,490,950	—	—	3,490,950
South Africa	2,366,973	—	—	2,366,973
Mexico	2,062,606	—	—	2,062,606
United States	2,040,068	—	—	2,040,068
Other Countries	8,326,014	2,189,841	—	10,515,855
Mutual Funds	931	—	—	931
Total	$51,809,052	$2,189,841	$—	$53,998,893

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,664,447 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $710,757 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $54,225. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $53,488. The value of the fund’s securities on loan net of the related collateral is $737 at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$514,014

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$39,923,948
Gross appreciation	16,546,508
Gross depreciation	(2,471,563)
Net unrealized appreciation (depreciation)	$14,074,945

As of 12/31/17
Undistributed ordinary income	117,221
Capital loss carryforwards	(1,183,356)
Other temporary differences	(25,300)
Net unrealized appreciation (depreciation)	18,355,102

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(291,211)
Long-Term	(892,145)
Total	$(1,183,356)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$275,094
Service Class	—	238,920
Total	$—	$514,014

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $2,645, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2018. For the six months ended June 30, 2018, this reduction amounted to $5,810, which is included in the reduction of total expenses in the Statement of Operations.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.33% of average daily net assets for the Initial Class shares and 1.58% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $3,253, which equated to 0.0113% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $64.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0323% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $47 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,981 and $20,278, respectively. The sales transactions resulted in net realized gains (losses) of $1,213.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $2,485, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $8,398,132 and $9,957,848, respectively.

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	33,649	$599,170	143,495	$2,218,204
Service Class	188,049	3,254,818	310,949	4,666,469
	221,698	$3,853,988	454,444	$6,884,673
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	17,302	$275,094
Service Class	—	—	15,237	238,920
	—	$—	32,539	$514,014
Shares reacquired
Initial Class	(135,599)	$(2,388,634)	(325,734)	$(4,881,282)
Service Class	(217,304)	(3,798,131)	(533,229)	(7,907,088)
	(352,903)	$(6,186,765)	(858,963)	$(12,788,370)
Net change
Initial Class	(101,950)	$(1,789,464)	(164,937)	$(2,387,984)
Service Class	(29,255)	(543,313)	(207,043)	(3,001,699)
	(131,205)	$(2,332,777)	(371,980)	$(5,389,683)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 7% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $179 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		439,940	7,122,616	(7,561,625)	931

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$14	$—	$—	$6,131	$931

16

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

WGS-SEM

MFS® Global Governments Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	57.4%
U.S. Treasury Securities	38.9%
Emerging Markets Bonds	1.2%
Mortgage-Backed Securities	0.5%
U.S. Government Agencies	0.5%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	5.2%
AA	16.9%
A	13.9%
BBB	12.4%
BB	8.3%
B	1.2%
C (o)	0.0%
U.S. Government	40.1%
Federal Agencies	1.0%
Not Rated	(0.5)%
Cash & Cash Equivalents	1.0%
Other	0.5%

Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	10.7 yrs.

Issuer country weightings (i)(x)
United States	45.4%
Japan	13.0%
Portugal	8.3%
Italy	7.3%
France	6.4%
United Kingdom	5.6%
Spain	5.1%
New Zealand	3.0%
Germany	(2.4)%
Other Countries	8.3%

Currency exposure weightings (i)(y)
United States Dollar	42.1%
Euro	29.9%
Japanese Yen	20.8%
British Pound Sterling	6.3%
Australian Dollar	0.7%
Danish Krone	0.5%
Canadian Dollar	0.4%
Swedish Krona	0.3%
New Zealand Dollar	(1.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.85%	$1,000.00	$987.69	$4.19
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$986.46	$5.42
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 98.1%
Foreign Bonds – 57.3%
Australia – 2.1%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	1,493,000	$1,266,051
Commonwealth of Australia, 4.25%, 4/21/2026		620,000	513,718
Commonwealth of Australia, 3.25%, 4/21/2029		1,300,000	1,016,107
Commonwealth of Australia, 4.5%, 4/21/2033		160,000	142,538
Commonwealth of Australia, 3%, 3/21/2047		250,000	181,292

			$3,119,706

Belgium – 1.9%
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	700,000	$1,078,668
Kingdom of Belgium, 5.5%, 3/28/2028		1,000,000	1,714,143

			$2,792,811

Canada – 1.9%
Government of Canada, 2.5%, 6/01/2024	CAD	2,663,000	$2,068,091
Government of Canada, 1.5%, 6/01/2026		310,000	224,832
Government of Canada, 4%, 6/01/2041		500,000	500,970
Government of Canada, 2.75%, 12/01/2048		50,000	42,616

			$2,836,509

Denmark – 0.3%
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	$407,305

France – 6.3%
Republic of France, 2.5%, 10/25/2020	EUR	2,035,000	$2,544,014
Republic of France, 2.75%, 10/25/2027		2,530,000	3,562,477
Republic of France, 4.5%, 4/25/2041		969,000	1,846,678
Republic of France, 3.25%, 5/25/2045		505,000	827,746
Republic of France, 4%, 4/25/2055		210,000	405,715
Republic of France, 1.75%, 5/25/2066		150,000	176,551

			$9,363,181

Germany – 0.9%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	800,000	$965,621
Federal Republic of Germany, 2.5%, 7/04/2044		135,000	213,968
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	104,230

			$1,283,819

Greece – 1.2%
Hellenic Republic, 4.375%, 8/01/2022	EUR	1,157,000	$1,423,431
Hellenic Republic, 3.375%, 2/15/2025		300,000	347,057

			$1,770,488

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Ireland – 0.9%
Republic of Ireland, 5.4%, 3/13/2025	EUR	800,000	$1,248,294

Italy – 7.2%
Buoni del Tesoro Poliennali, 3.25%, 9/01/2046	EUR	500,000	$576,074
Republic of Italy, 3.75%, 3/01/2021		3,299,000	4,127,268
Republic of Italy, 5.5%, 9/01/2022		2,195,000	2,960,103
Republic of Italy, 2.5%, 12/01/2024		860,000	1,024,595
Republic of Italy, 1.65%, 3/01/2032		1,400,000	1,414,317
Republic of Italy, 5%, 9/01/2040		368,000	535,495

			$10,637,852

Japan – 13.0%
Government of Japan, 1.7%, 9/20/2032	JPY	720,000,000	$7,831,719
Government of Japan, 1.5%, 3/20/2034		591,000,000	6,315,851
Government of Japan, 2.4%, 3/20/2037		327,600,000	3,990,320
Government of Japan, 1.8%, 3/20/2043		63,000,000	721,511
Government of Japan, 2%, 3/20/2052		28,900,000	354,999

			$19,214,400

New Zealand – 3.0%
Government of New Zealand, 2.75%, 4/15/2025	NZD	3,700,000	$2,551,112
Government of New Zealand, 4.5%, 4/15/2027		2,440,000	1,890,051

			$4,441,163

Portugal – 8.1%
Republic of Portugal, 4.95%, 10/25/2023	EUR	4,880,000	$6,977,404
Republic of Portugal, 2.875%, 10/15/2025		1,100,000	1,428,805
Republic of Portugal, 4.125%, 4/14/2027		2,300,000	3,233,114
Republic of Portugal, 4.1%, 4/15/2037		250,000	359,043

			$11,998,366

Spain – 5.0%
Bonos y Obligaciones del Estado, 5.75%, 7/30/2032	EUR	415,000	$729,450
Bonos y Obligaciones del Estado, 5.15%, 10/31/2044		300,000	539,835
Kingdom of Spain, 5.4%, 1/31/2023		1,192,000	1,716,692
Kingdom of Spain, 2.75%, 10/31/2024		1,800,000	2,372,194
Kingdom of Spain, 5.15%, 10/31/2028		400,000	635,211
Kingdom of Spain, 4.7%, 7/30/2041		870,000	1,462,003

			$7,455,385

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
United Kingdom – 5.5%
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	883,000	$1,471,619
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	125,041
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	806,003
United Kingdom Treasury, 4.25%, 12/07/2040		627,000	1,213,028
United Kingdom Treasury, 3.25%, 1/22/2044		1,080,000	1,858,973
United Kingdom Treasury, 3.75%, 7/22/2052		714,000	1,448,408
United Kingdom Treasury, 4%, 1/22/2060		405,000	922,648
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	329,158

			$8,174,878

Total Foreign Bonds			$84,744,157

U.S. Bonds – 40.8%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, 1.413%, 1/17/2032 (i)(z)		$14,998	$4

Mortgage-Backed – 0.5%
Fannie Mae, 5.18%, 3/01/2019		$56,195	$56,554
Freddie Mac, 5.085%, 3/25/2019		43,000	43,426
Freddie Mac, 3.32%, 2/25/2023		5,000	5,051
Freddie Mac, 3.243%, 4/25/2027		400,000	395,454
Freddie Mac, 3.117%, 6/25/2027		322,320	315,032

			$815,517

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025		$5,122	$5,226
Small Business Administration, 5.09%, 10/01/2025		4,475	4,604
Small Business Administration, 5.21%, 1/01/2026		67,524	69,710
Small Business Administration, 2.22%, 3/01/2033		623,251	605,374

			$684,914

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 39.8%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$2,137,000	$2,039,249
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,668,400	4,574,180
U.S. Treasury Bonds, 2.75%, 11/15/2042	723,000	695,492
U.S. Treasury Bonds, 3.625%, 2/15/2044	4,974,000	5,548,924
U.S. Treasury Bonds, 3%, 5/15/2047	2,430,000	2,437,119
U.S. Treasury Notes, 0.875%, 5/15/2019	6,100,000	6,023,274
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)	13,355,000	13,589,756
U.S. Treasury Notes, 1.375%, 5/31/2021	6,180,400	5,964,327
U.S. Treasury Notes, 1.75%, 5/15/2022	7,753,000	7,485,582
U.S. Treasury Notes, 1.375%, 8/31/2023	1,689,000	1,577,500
U.S. Treasury Notes, 2.75%, 2/15/2024	5,755,000	5,747,357
U.S. Treasury Notes, 2.25%, 11/15/2025	3,417,000	3,286,326

		$58,969,086

Total U.S. Bonds		$60,469,521

Total Bonds (Identified Cost, $142,558,719)		$145,213,678

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $1,609,060)	1,609,273	$1,609,273

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,130,729

NET ASSETS – 100.0%		$147,953,680

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,609,273 and $145,213,678, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, 1.413%, 1/17/2032	4/09/12	$5	$4
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	735,524	AUD	976,000	Brown Brothers Harriman	7/27/2018	$13,183
USD	734,085	AUD	974,000	Deutsche Bank AG	7/27/2018	13,224
USD	706,724	AUD	931,000	Goldman Sachs International	7/27/2018	17,687
USD	326,127	AUD	432,291	HSBC Bank	7/27/2018	6,187
USD	1,030,529	AUD	1,383,456	Morgan Stanley Capital Services, Inc.	7/27/2018	6,628
USD	2,844,996	CAD	3,628,434	Barclays Bank PLC	7/27/2018	83,823
USD	739,102	CAD	959,000	Brown Brothers Harriman	7/27/2018	9,320
USD	5,061	CHF	5,000	JPMorgan Chase Bank N.A.	7/27/2018	1
USD	1,263,839	EUR	1,074,635	Brown Brothers Harriman	7/27/2018	6,709
USD	970,058	EUR	827,527	Deutsche Bank AG	7/27/2018	2,000
USD	736,314	EUR	626,000	HSBC Bank	7/27/2018	4,006
USD	5,841,225	EUR	4,940,649	JPMorgan Chase Bank N.A.	7/27/2018	61,548
USD	843,997	EUR	676,811	Morgan Stanley Capital Services, Inc.	7/18/2018	52,769
USD	1,263,123	EUR	1,078,169	Morgan Stanley Capital Services, Inc.	7/27/2018	1,857
USD	448,530	EUR	383,000	State Street Bank and Trust Company	7/27/2018	489
USD	147,623	GBP	110,000	Deutsche Bank AG	7/27/2018	2,292
USD	735,111	GBP	549,000	HSBC Bank	7/27/2018	9,781
USD	846,407	GBP	631,085	State Street Bank and Trust Company	7/27/2018	12,627
USD	99,570	JPY	11,000,000	Brown Brothers Harriman	7/27/2018	58
USD	2,000,005	JPY	218,469,000	Goldman Sachs International	7/27/2018	23,612
USD	1,585,428	JPY	173,910,000	Royal Bank of Scotland Group PLC	7/27/2018	12,140
USD	1,498,474	NOK	12,187,000	Goldman Sachs International	7/27/2018	671
USD	1,417,690	NZD	2,045,207	Deutsche Bank AG	7/27/2018	32,449
USD	6,031,019	NZD	8,744,777	JPMorgan Chase Bank N.A.	7/27/2018	108,085
USD	730,699	SEK	6,518,000	Citibank N.A.	7/27/2018	1,691
USD	1,460,661	SEK	12,972,000	Goldman Sachs International	7/27/2018	9,804

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	20,842	ZAR	267,347	Goldman Sachs International	7/27/2018	$1,412
EUR	738,223	USD	861,796	Brown Brothers Harriman	7/27/2018	1,794
EUR	1,274,000	USD	1,490,064	State Street Bank and Trust Company	7/27/2018	288
MXN	74,144	USD	3,712	Barclays Bank PLC	7/27/2018	7
NOK	6,028,000	USD	740,166	Citibank N.A.	7/27/2018	685

						$496,827

Liability Derivatives
AUD	1,957,000	USD	1,498,959	Citibank N.A.	7/27/2018	$(50,576)
AUD	974,000	USD	745,981	Deutsche Bank AG	7/27/2018	(25,120)
AUD	993,000	USD	750,080	Goldman Sachs International	7/27/2018	(15,157)
AUD	891,440	USD	683,485	Morgan Stanley Capital Services, Inc.	7/27/2018	(23,727)
CAD	2,535,000	USD	1,955,055	Deutsche Bank AG	7/27/2018	(25,965)
DKK	2,102,556	USD	332,182	Barclays Bank PLC	7/27/2018	(2,021)
EUR	2,385,860	USD	2,822,586	Barclays Bank PLC	7/27/2018	(31,557)
EUR	414,580	USD	485,638	Deutsche Bank AG	7/27/2018	(653)
EUR	1,926,000	USD	2,268,913	Goldman Sachs International	7/27/2018	(15,837)
EUR	1,843,000	USD	2,168,614	Royal Bank of Scotland Group PLC	7/27/2018	(12,633)
GBP	1,966,981	USD	2,651,865	Merrill Lynch International	7/27/2018	(53,120)
GBP	243,000	USD	323,827	State Street Bank and Trust Company	7/27/2018	(2,779)
JPY	162,631,000	USD	1,496,035	Brown Brothers Harriman	7/27/2018	(24,784)
JPY	81,441,000	USD	739,511	Citibank N.A.	7/27/2018	(2,750)
JPY	162,220,000	USD	1,495,425	Deutsche Bank AG	7/27/2018	(27,892)
JPY	1,178,843,545	USD	10,671,503	JPMorgan Chase Bank N.A.	7/27/2018	(7,024)
JPY	81,677,000	USD	745,064	Morgan Stanley Capital Services, Inc.	7/27/2018	(6,169)
NOK	12,187,184	USD	1,504,791	Goldman Sachs International	7/27/2018	(6,966)
NZD	4,204,000	USD	2,907,858	Goldman Sachs International	7/27/2018	(60,442)
PLN	24,636	USD	6,700	Barclays Bank PLC	7/27/2018	(121)
SEK	23,666,193	USD	2,706,206	Goldman Sachs International	7/27/2018	(59,253)
USD	2,254,841	AUD	3,059,410	Citibank N.A.	7/27/2018	(9,441)
USD	737,951	CAD	982,000	Morgan Stanley Capital Services, Inc.	7/27/2018	(9,333)
USD	1,817,537	EUR	1,562,189	State Street Bank and Trust Company	7/27/2018	(9,945)
USD	52,738	GBP	40,000	Goldman Sachs International	7/27/2018	(109)
USD	737,818	NOK	6,028,000	Deutsche Bank AG	7/27/2018	(3,033)
USD	1,465,900	NZD	2,172,000	Citibank N.A.	7/27/2018	(5,219)

						$(491,626)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	14	$1,795,281	September - 2018	$267

Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	22	$3,395,659	September - 2018	$(11,356)
German Euro-Bund 10 yr	Short	EUR	8	1,518,607	September - 2018	(11,147)

						$(22,503)

8

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments/ (Receipts)	Value
Liability Derivatives
Inflation Swaps
5/24/23	USD 5,903,000	Merrill Lynch Capital Services	U.S.A-CPI-U-Index / At maturity	2.339% / At maturity	$(5,073)	$—	$(5,073)

At June 30, 2018, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $72,248 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $142,558,719)	$145,213,678
Investments in affiliated issuers, at value (identified cost, $1,609,060)	1,609,273
Restricted cash for
Forward foreign currency exchange contracts	50,000
Receivables for
Forward foreign currency exchange contracts	496,827
Interest	1,291,063
Other assets	710
Total assets	$148,661,551
Liabilities
Payables for
Forward foreign currency exchange contracts	$491,626
Daily variation margin on open futures contracts	3
Fund shares reacquired	142,900
Uncleared swaps, at value	5,073
Payable to affiliates
Investment adviser	9,230
Shareholder servicing costs	6
Distribution and/or service fees	18
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	58,915
Total liabilities	$707,871
Net assets	$147,953,680
Net assets consist of
Paid-in capital	$150,371,463
Unrealized appreciation (depreciation)	2,607,764
Accumulated net realized gain (loss)	(7,009,871)
Undistributed net investment income	1,984,324
Net assets	$147,953,680
Shares of beneficial interest outstanding	14,187,512

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$147,070,210	14,100,915	$10.43
Service Class	883,470	86,597	10.20

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$1,366,582
Dividends from affiliated issuers	37,450
Other	622
Total investment income	$1,404,654
Expenses
Management fee	$574,348
Distribution and/or service fees	1,220
Shareholder servicing costs	1,033
Administrative services fee	16,445
Independent Trustees’ compensation	2,165
Custodian fee	14,674
Shareholder communications	4,234
Audit and tax fees	35,676
Legal fees	958
Miscellaneous	9,856
Total expenses	$660,609
Reduction of expenses by investment adviser	(7,058)
Net expenses	$653,551
Net investment income (loss)	$751,103
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,159,446
Affiliated issuers	(532)
Futures contracts	(102,064)
Forward foreign currency exchange contracts	(43,703)
Foreign currency	26,203
Net realized gain (loss)	$1,039,350
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,595,939)
Affiliated issuers	694
Futures contracts	(22,236)
Swap agreements	(5,073)
Forward foreign currency exchange contracts	221,211
Translation of assets and liabilities in foreign currencies	(44,866)
Net unrealized gain (loss)	$(3,446,209)
Net realized and unrealized gain (loss)	$(2,406,859)
Change in net assets from operations	$(1,655,756)

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$751,103	$1,256,274
Net realized gain (loss)	1,039,350	(1,355,824)
Net unrealized gain (loss)	(3,446,209)	11,272,878
Change in net assets from operations	$(1,655,756)	$11,173,328
Change in net assets from fund share transactions	$(11,076,684)	$(14,270,685)
Total change in net assets	$(12,732,440)	$(3,097,357)
Net assets
At beginning of period	160,686,120	163,783,477
At end of period (including undistributed net investment income of $1,984,324 and $1,233,221, respectively)	$147,953,680	$160,686,120

See Notes to Financial Statements

12

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.56		$9.87	$9.84		$10.47	$10.45	$11.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.07	(c)	$0.09	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.18)		0.61	(0.04	)(g)	(0.47)	(0.03)	(0.68)
Total from investment operations	$(0.13)		$0.69	$0.03		$(0.38)	$0.08	$(0.58)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.25)	$(0.06)	$—
Net asset value, end of period (x)	$10.43		$10.56	$9.87		$9.84	$10.47	$10.45
Total return (%) (k)(r)(s)(x)	(1.23	)(n)	6.99	0.30	(c)	(3.66)	0.73	(5.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.83	(c)	0.85	0.84	0.84
Expenses after expense reductions (f)	0.85	(a)	0.85	0.82	(c)	0.84	0.83	0.84
Net investment income (loss)	0.98	(a)	0.77	0.66	(c)	0.92	1.07	0.94
Portfolio turnover	44	(n)	67	75		94	31	56
Net assets at end of period (000 omitted)	$147,070		$159,652	$162,211		$182,978	$209,945	$228,029

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.34		$9.69	$9.69		$10.31	$10.28	$10.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.04	(c)	$0.07	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.18)		0.60	(0.04	)(g)	(0.46)	(0.04)	(0.66)
Total from investment operations	$(0.14)		$0.65	$0.00	(w)	$(0.39)	$0.05	$(0.59)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.23)	$(0.02)	$—
Net asset value, end of period (x)	$10.20		$10.34	$9.69		$9.69	$10.31	$10.28
Total return (%) (k)(r)(s)(x)	(1.35	)(n)	6.71	0.00	(c)(w)	(3.86)	0.49	(5.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.11	1.08	(c)	1.10	1.09	1.09
Expenses after expense reductions (f)	1.10	(a)	1.10	1.07	(c)	1.09	1.08	1.09
Net investment income (loss)	0.73	(a)	0.52	0.41	(c)	0.67	0.81	0.69
Portfolio turnover	44	(n)	67	75		94	31	56
Net assets at end of period (000 omitted)	$883		$1,034	$1,572		$1,586	$1,809	$2,553

See Notes to Financial Statements

13

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$59,654,000	$—	$59,654,000
Non-U.S. Sovereign Debt	—	84,744,157	—	84,744,157
Residential Mortgage-Backed Securities	—	815,517	—	815,517
Commercial Mortgage-Backed Securities	—	4	—	4
Mutual Funds	1,609,273	—	—	1,609,273
Total	$1,609,273	$145,213,678	$—	$146,822,951

Other Financial Instruments
Futures Contracts – Assets	$267	$—	$—	$267
Futures Contracts – Liabilities	(22,503)	—	—	(22,503)
Forward Foreign Currency Exchange Contracts – Assets	—	496,827	—	496,827
Forward Foreign Currency Exchange Contracts – Liabilities	—	(491,626)	—	(491,626)
Swap Agreements – Liabilities	—	(5,073)	—	(5,073)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$267	$(22,503)
Foreign Exchange	Forward Foreign Currency Exchange	496,827	(491,626)
Interest rate	Inflation Swaps	—	(5,073)
Total		$497,094	$(519,202)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(102,064)	$—
Foreign Exchange	—	(43,703)
Total	$(102,064)	$(43,703)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(22,236)	$(5,073)	$—
Foreign Exchange	—	—	221,211
Total	$(22,236)	$(5,073)	$221,211

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into inflation swap agreements in order to manage its exposure to inflation risk. Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The fund declared no distributions for the current period or for the year ended December 31, 2017.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$148,106,263
Gross appreciation	330,156
Gross depreciation	(1,613,468)
Net unrealized appreciation (depreciation)	$(1,283,312)

As of 12/31/17
Undistributed ordinary income	1,439,566
Capital loss carryforwards	(6,036,209)
Other temporary differences	19,566
Net unrealized appreciation (depreciation)	3,815,050

19

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,386,902)
Long-Term	(2,649,307)
Total	$(6,036,209)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $7,058, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $995, which equated to 0.0013% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $38.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0215% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

20

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $134 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$25,039,527	$19,170,138
Non-U.S. Government securities	$41,386,835	$46,517,826

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	44,779	$473,026	218,274	$2,232,217
Service Class	11,871	124,261	16,354	161,407
	56,650	$597,287	234,628	$2,393,624
Shares reacquired
Initial Class	(1,065,324)	$(11,411,844)	(1,530,744)	$(15,870,105)
Service Class	(25,236)	(262,127)	(78,628)	(794,204)
	(1,090,560)	$(11,673,971)	(1,609,372)	$(16,664,309)
Net change
Initial Class	(1,020,545)	$(10,938,818)	(1,312,470)	$(13,637,888)
Service Class	(13,365)	(137,866)	(62,274)	(632,797)
	(1,033,910)	$(11,076,684)	(1,374,744)	$(14,270,685)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 52%, 28%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $547 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

21

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		11,035,474	41,926,117	(51,352,318)	1,609,273

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(532)	$694	$—	$37,450	$1,609,273

22

MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

23

Semiannual Report

June 30, 2018

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

WGO-SEM

MFS® Global Growth Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.7%
Microsoft Corp.	2.6%
Accenture PLC, “A”	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Bayer AG	2.0%
Reckitt Benckiser Group PLC	2.0%
NIKE, Inc., “B”	1.9%
Verisk Analytics, Inc., “A”	1.8%
Experian Group Ltd.	1.8%
Nestle S.A.	1.8%

Equity sectors
Technology	17.5%
Consumer Staples	13.9%
Special Products & Services	12.7%
Retailing	10.2%
Health Care	9.6%
Financial Services	9.5%
Industrial Goods & Services	8.3%
Leisure	8.1%
Basic Materials	4.4%
Transportation	2.6%
Autos & Housing	1.5%
Energy	0.7%

Issuer country weightings (x)
United States	59.1%
United Kingdom	8.8%
Switzerland	6.0%
France	5.5%
Japan	3.4%
Germany	3.2%
China	2.8%
Taiwan	2.1%
India	1.8%
Other Countries	7.3%

Currency exposure weightings (y)
United States Dollar	60.0%
British Pound Sterling	10.5%
Euro	9.5%
Swiss Franc	6.0%
Japanese Yen	3.4%
Chinese Renminbi	2.8%
Taiwan Dollar	2.1%
Indian Rupee	1.8%
Brazilian Real	1.5%
Other Currencies	2.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	1.00%	$1,000.00	$1,031.66	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,030.26	$6.29
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 1.9%
Rolls-Royce Holdings PLC	34,238	$446,524
United Technologies Corp.	4,753	594,268

		$1,040,792

Airlines – 0.8%
Aena S.A.	2,457	$446,174

Alcoholic Beverages – 3.0%
AmBev S.A., ADR	77,971	$361,006
Diageo PLC	15,022	539,225
Pernod Ricard S.A.	4,678	763,519

		$1,663,750

Apparel Manufacturers – 5.8%
Burberry Group PLC	16,293	$464,458
Compagnie Financiere Richemont S.A.	2,491	211,030
LVMH Moet Hennessy Louis Vuitton SE	2,644	878,915
NIKE, Inc., “B”	12,758	1,016,557
VF Corp.	7,128	581,075

		$3,152,035

Broadcasting – 0.3%
Walt Disney Co.	1,793	$187,924

Brokerage & Asset Managers – 1.7%
Blackstone Group LP	22,466	$722,731
Charles Schwab Corp.	4,235	216,409

		$939,140

Business Services – 12.7%
Accenture PLC, “A”	7,713	$1,261,770
Brenntag AG	7,612	424,197
Cognizant Technology Solutions Corp., “A”	9,947	785,714
Compass Group PLC	20,705	441,104
Experian Group Ltd.	39,811	984,873
Fidelity National Information Services, Inc.	7,742	820,884
Fiserv, Inc. (a)	12,810	949,093
Intertek Group PLC	4,022	303,407
Verisk Analytics, Inc., “A” (a)	9,174	987,489

		$6,958,531

Cable TV – 1.7%
Comcast Corp., “A”	28,589	$938,005

Chemicals – 0.8%
PPG Industries, Inc.	4,262	$442,097

Computer Software – 3.0%
Dassault Systems S.A.	1,600	$223,896
Microsoft Corp.	14,408	1,420,773

		$1,644,669

Computer Software – Systems – 1.3%
Apple, Inc.	3,959	$732,851

Construction – 1.5%
Sherwin-Williams Co.	1,998	$814,325

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 7.4%
Colgate-Palmolive Co.	9,734	$630,861
Coty, Inc., “A”	32,782	462,226
Estee Lauder Cos., Inc., “A”	4,709	671,927
KOSE Corp.	2,200	474,317
L’Oréal	2,844	701,688
Reckitt Benckiser Group PLC	13,356	1,099,723

		$4,040,742

Electrical Equipment – 2.8%
Amphenol Corp., “A”	6,574	$572,924
Fortive Corp.	6,929	534,295
Mettler-Toledo International, Inc. (a)	705	407,934

		$1,515,153

Electronics – 5.9%
Analog Devices, Inc.	7,968	$764,291
Samsung Electronics Co. Ltd.	8,681	363,363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,882	1,165,606
Texas Instruments, Inc.	8,641	952,670

		$3,245,930

Food & Beverages – 3.5%
Chr. Hansen Holding A.S.	2,068	$191,048
Danone S.A.	5,706	418,289
Nestle S.A.	12,576	973,593
PepsiCo, Inc.	2,795	304,292

		$1,887,222

Food & Drug Stores – 1.1%
Sundrug Co. Ltd.	15,300	$620,485

Gaming & Lodging – 1.7%
Paddy Power Betfair PLC	8,641	$946,529

General Merchandise – 1.5%
Dollarama, Inc.	9,482	$367,553
Lojas Renner S.A.	58,569	443,829

		$811,382

Insurance – 1.7%
Aon PLC	6,836	$937,694

Internet – 7.2%
Alibaba Group Holding Ltd., ADR (a)	4,213	$781,638
Alphabet, Inc., “A” (a)	1,810	2,043,834
Baidu, Inc., ADR (a)	3,017	733,131
NAVER Corp.	582	398,444

		$3,957,047

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	4,625	$652,218

Machinery & Tools – 3.7%
Colfax Corp. (a)	6,899	$211,454
Daikin Industries Ltd.	6,100	731,130

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Nordson Corp.	6,017	$772,643
Schindler Holding AG	1,331	286,663

		$2,001,890

Medical & Health Technology & Services – 0.8%
CVS Health Corp.	4,931	$317,310
Express Scripts Holding Co. (a)	1,813	139,982

		$457,292

Medical Equipment – 5.1%
Abbott Laboratories	11,213	$683,881
Cooper Cos., Inc.	1,073	252,638
Danaher Corp.	4,156	410,114
Sonova Holding AG	1,324	237,519
Thermo Fisher Scientific, Inc.	4,339	898,780
Waters Corp. (a)	1,695	328,135

		$2,811,067

Oil Services – 0.7%
Schlumberger Ltd.	5,853	$392,327

Other Banks & Diversified Financials – 6.0%
Credicorp Ltd.	2,105	$473,878
HDFC Bank Ltd.	26,312	821,830
Julius Baer Group Ltd.	8,992	528,254
Mastercard, Inc., “A”	3,355	659,325
Visa, Inc., “A”	6,223	824,236

		$3,307,523

Pharmaceuticals – 3.7%
Bayer AG	10,022	$1,104,243
Roche Holding AG	2,566	570,974
Zoetis, Inc.	3,895	331,815

		$2,007,032

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 1.5%
Moody’s Corp.	4,683	$798,732

Railroad & Shipping – 1.8%
Adani Ports and Special Economic Zone Ltd.	33,067	$180,091
Union Pacific Corp.	5,468	774,707

		$954,798

Restaurants – 1.7%
Starbucks Corp.	19,038	$930,006

Specialty Chemicals – 3.6%
Croda International PLC	8,444	$535,134
Ecolab, Inc.	4,922	690,704
Sika AG	3,578	493,072
Symrise AG	2,683	235,304

		$1,954,214

Specialty Stores – 1.9%
AutoZone, Inc. (a)	300	$201,279
TJX Cos., Inc.	8,682	826,353

		$1,027,632

Total Common Stocks (Identified Cost, $35,142,830)		$54,217,208

INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $532,358)	532,367	$532,367

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(9,783)

NET ASSETS – 100.0%		$54,739,792

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $532,367 and $54,217,208, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $35,142,830)	$54,217,208
Investments in affiliated issuers, at value (identified cost, $532,358)	532,367
Foreign currency, at value (identified cost, $5,556)	5,547
Receivables for
Investments sold	16,275
Interest and dividends	157,946
Receivable from investment adviser	3,313
Other assets	351
Total assets	$54,933,007
Liabilities
Payables for
Fund shares reacquired	$133,912
Payable to affiliates
Shareholder servicing costs	6
Distribution and/or service fees	49
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	3,139
Accrued expenses and other liabilities	56,009
Total liabilities	$193,215
Net assets	$54,739,792
Net assets consist of
Paid-in capital	$29,033,450
Unrealized appreciation (depreciation) (net of $3,139 deferred country tax)	19,070,250
Accumulated net realized gain (loss)	6,080,661
Undistributed net investment income	555,431
Net assets	$54,739,792
Shares of beneficial interest outstanding	2,000,745

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$52,328,972	1,912,252	$27.37
Service Class	2,410,820	88,493	27.24

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$585,916
Dividends from affiliated issuers	3,454
Other	727
Income on securities loaned	4
Foreign taxes withheld	(39,001)
Total investment income	$551,100
Expenses
Management fee	$252,878
Distribution and/or service fees	3,126
Shareholder servicing costs	912
Administrative services fee	9,171
Independent Trustees’ compensation	1,290
Custodian fee	13,253
Shareholder communications	4,398
Audit and tax fees	36,381
Legal fees	317
Miscellaneous	6,040
Total expenses	$327,766
Reduction of expenses by investment adviser	(43,372)
Net expenses	$284,394
Net investment income (loss)	$266,706
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $252 country tax)	$3,178,877
Affiliated issuers	(2)
Foreign currency	(2,801)
Net realized gain (loss)	$3,176,074
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,494 decrease in deferred country tax)	$(1,671,170)
Affiliated issuers	9
Translation of assets and liabilities in foreign currencies	(1,625)
Net unrealized gain (loss)	$(1,672,786)
Net realized and unrealized gain (loss)	$1,503,288
Change in net assets from operations	$1,769,994

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$266,706	$291,982
Net realized gain (loss)	3,176,074	3,022,903
Net unrealized gain (loss)	(1,672,786)	11,530,112
Change in net assets from operations	$1,769,994	$14,844,997
Distributions declared to shareholders
From net investment income	$—	$(575,035)
From net realized gain	—	(1,825,036)
Total distributions declared to shareholders	$—	$(2,400,071)
Change in net assets from fund share transactions	$(4,446,679)	$(3,564,898)
Total change in net assets	$(2,676,685)	$8,880,028
Net assets
At beginning of period	57,416,477	48,536,449
At end of period (including undistributed net investment income of $555,431 and $288,725, respectively)	$54,739,792	$57,416,477

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$26.53		$21.00	$20.88		$22.45	$21.63	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.13	$0.25	(c)	$0.12	$0.20	$0.10
Net realized and unrealized gain (loss)	0.71		6.51	1.08		(0.53)	0.73	3.70
Total from investment operations	$0.84		$6.64	$1.33		$(0.41)	$0.93	$3.80
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.13)		$(0.22)	$(0.11)	$(0.13)
From net realized gain	—		(0.84)	(1.08)		(0.94)	—	—
Total distributions declared to shareholders	$—		$(1.11)	$(1.21)		$(1.16)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$27.37		$26.53	$21.00		$20.88	$22.45	$21.63
Total return (%) (k)(r)(s)(x)	3.17	(n)	32.14	6.07	(c)	(1.54)	4.32	21.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	0.72	(c)	1.17	1.20	1.17
Expenses after expense reductions (f)	1.00	(a)	1.00	0.55	(c)	1.01	1.12	1.17
Net investment income (loss)	0.96	(a)	0.55	1.18	(c)	0.52	0.91	0.49
Portfolio turnover	11	(n)	21	25		26	25	33
Net assets at end of period (000 omitted)	$52,329		$54,886	$46,182		$48,932	$55,050	$60,188

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$26.44		$20.94	$20.82		$22.38	$21.55	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.07	$0.20	(c)	$0.06	$0.14	$0.05
Net realized and unrealized gain (loss)	0.70		6.48	1.08		(0.53)	0.73	3.69
Total from investment operations	$0.80		$6.55	$1.28		$(0.47)	$0.87	$3.74
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.08)		$(0.15)	$(0.04)	$(0.08)
From net realized gain	—		(0.84)	(1.08)		(0.94)	—	—
Total distributions declared to shareholders	$—		$(1.05)	$(1.16)		$(1.09)	$(0.04)	$(0.08)
Net asset value, end of period (x)	$27.24		$26.44	$20.94		$20.82	$22.38	$21.55
Total return (%) (k)(r)(s)(x)	3.03	(n)	31.77	5.85	(c)	(1.82)	4.05	20.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.42	0.94	(c)	1.42	1.45	1.42
Expenses after expense reductions (f)	1.25	(a)	1.25	0.77	(c)	1.26	1.37	1.42
Net investment income (loss)	0.71	(a)	0.31	0.94	(c)	0.27	0.63	0.23
Portfolio turnover	11	(n)	21	25		26	25	33
Net assets at end of period (000 omitted)	$2,411		$2,530	$2,355		$2,031	$2,372	$3,614

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)

Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. Excluding the effect of the reimbursement of expenses, the total return for the year ended December 31, 2016 would have been approximately 0.55% lower.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,851,550	$—	$—	$31,851,550
United Kingdom	3,834,119	980,329	—	4,814,448
Switzerland	—	3,301,105	—	3,301,105
France	—	2,986,308	—	2,986,308
Japan	1,825,931	—	—	1,825,931
Germany	1,763,744	—	—	1,763,744
China	1,514,769	—	—	1,514,769
Taiwan	1,165,606	—	—	1,165,606
India	1,001,921	—	—	1,001,921
Other Countries	3,991,826	—	—	3,991,826
Mutual Funds	532,367	—	—	532,367
Total	$47,481,833	$7,267,742	$—	$54,749,575

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,287,413 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,195,142 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$717,053
Long-term capital gains	1,683,018
Total distributions	$2,400,071

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$35,812,600
Gross appreciation	19,879,989
Gross depreciation	(943,014)
Net unrealized appreciation (depreciation)	$18,936,975

As of 12/31/17
Undistributed ordinary income	725,271
Undistributed long-term capital gain	2,596,820
Other temporary differences	627
Net unrealized appreciation (depreciation)	20,613,630

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$554,963	$—	$1,744,112
Service Class	—	20,072	—	80,924
Total	$—	$575,035	$—	$1,825,036

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $2,590, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $40,782, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $880, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $32.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0326% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $47 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $707, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $6,255,373 and $10,592,946, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	15,637	$429,689	97,291	$2,411,672
Service Class	5,348	143,662	4,256	102,294
	20,985	$573,351	101,547	$2,513,966
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	95,003	$2,299,075
Service Class	—	—	4,184	100,996
	—	$—	99,187	$2,400,071
Shares reacquired
Initial Class	(172,397)	$(4,680,454)	(322,462)	$(7,873,956)
Service Class	(12,535)	(339,576)	(25,227)	(604,979)
	(184,932)	$(5,020,030)	(347,689)	$(8,478,935)
Net change
Initial Class	(156,760)	$(4,250,765)	(130,168)	$(3,163,209)
Service Class	(7,187)	(195,914)	(16,787)	(401,689)
	(163,947)	$(4,446,679)	(146,955)	$(3,564,898)

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $180 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		480,970	5,898,018	(5,846,621)	532,367

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2)	$9	$—	$3,454	$532,367

16

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

RES-SEM

MFS® Global Research Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	2.1%
Alphabet, Inc., “A”	1.9%
Facebook, Inc., “A”	1.9%
Microsoft Corp.	1.5%
Citigroup, Inc	1.4%
Johnson & Johnson	1.4%
Adobe Systems, Inc.	1.4%
AIA Group Ltd.	1.3%
Salesforce.com, Inc.	1.3%
Medtronic PLC	1.3%

Global equity sectors
Financial Services	20.2%
Technology	19.6%
Capital Goods	17.3%
Consumer Cyclicals	11.2%
Health Care	11.2%
Energy	9.6%
Consumer Staples	6.6%
Telecommunications/Cable Television	4.0%

Issuer country weightings (x)
United States	58.9%
Switzerland	4.9%
Japan	4.7%
France	4.3%
United Kingdom	4.1%
Canada	3.5%
Germany	3.2%
China	2.9%
Hong Kong	2.4%
Other Countries	11.1%

Currency exposure weightings (y)
United States Dollar	61.6%
Euro	12.1%
Swiss Franc	4.9%
Japanese Yen	4.7%
British Pound Sterling	4.5%
Hong Kong Dollar	3.7%
Canadian Dollar	3.0%
Taiwan Dollar	1.2%
Indian Rupee	1.1%
Other Currencies	3.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.90%	$1,000.00	$1,014.18	$4.49
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,012.97	$5.74
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.85%, $4.24, and $4.26 for Initial Class and 1.10%, $5.49, and $5.51 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.7%
Aerospace – 3.0%
Honeywell International, Inc.	8,697	$1,252,803
Northrop Grumman Corp.	3,109	956,639
United Technologies Corp.	5,912	739,178

		$2,948,620

Alcoholic Beverages – 1.7%
AmBev S.A., ADR	65,226	$301,996
China Resources Beer Holdings Co. Ltd.	126,000	611,884
Constellation Brands, Inc., “A”	2,334	510,843
Thai Beverage PLC	512,500	270,826

		$1,695,549

Apparel Manufacturers – 2.0%
LVMH Moet Hennessy Louis Vuitton SE	2,570	$854,316
NIKE, Inc., “B”	13,888	1,106,596

		$1,960,912

Automotive – 0.5%
USS Co. Ltd.	25,600	$487,421

Biotechnology – 0.7%
Biogen, Inc. (a)	2,499	$725,310

Brokerage & Asset Managers – 2.7%
Blackstone Group LP	22,089	$710,603
NASDAQ, Inc.	8,914	813,581
TD Ameritrade Holding Corp.	8,330	456,234
TMX Group Ltd.	9,753	639,344

		$2,619,762

Business Services – 5.4%
Accenture PLC, “A”	4,307	$704,582
Cognizant Technology Solutions Corp., “A”	10,065	795,034
DXC Technology Co.	13,105	1,056,394
Fidelity National Information Services, Inc.	10,225	1,084,157
Fiserv, Inc. (a)	9,828	728,157
Global Payments, Inc.	8,518	949,672

		$5,317,996

Cable TV – 0.7%
Comcast Corp., “A”	21,549	$707,023

Chemicals – 2.2%
Celanese Corp.	2,235	$248,219
DowDuPont, Inc.	15,969	1,052,677
PPG Industries, Inc.	8,115	841,769

		$2,142,665

Computer Software – 4.1%
Adobe Systems, Inc. (a)	5,543	$1,351,439
Microsoft Corp.	14,634	1,443,059
Salesforce.com, Inc. (a)	9,463	1,290,753

		$4,085,251

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.2%
Constellation Software, Inc.	911	$706,507
SS&C Technologies Holdings, Inc.	8,472	439,697

		$1,146,204

Construction – 1.3%
Sherwin-Williams Co.	2,149	$875,868
Techtronic Industries Co. Ltd.	75,500	421,016

		$1,296,884

Consumer Products – 1.5%
Coty, Inc., “A”	20,211	$284,975
L’Oréal	1,618	399,202
Newell Brands, Inc.	12,245	315,799
Reckitt Benckiser Group PLC	5,666	466,534

		$1,466,510

Consumer Services – 1.4%
Bookings Holdings, Inc. (a)	432	$875,703
Ctrip.com International Ltd., ADR (a)	10,467	498,543

		$1,374,246

Containers – 0.4%
Berry Global Group, Inc. (a)	8,067	$370,598

Electrical Equipment – 3.0%
HD Supply Holdings, Inc. (a)	15,968	$684,868
Johnson Controls International PLC	21,431	716,867
Schneider Electric S.A.	12,249	1,018,854
TE Connectivity Ltd.	5,919	533,065

		$2,953,654

Electronics – 2.8%
Analog Devices, Inc.	9,014	$864,623
NVIDIA Corp.	2,809	665,452
Taiwan Semiconductor Manufacturing Co. Ltd.	127,000	901,832
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,078	295,331

		$2,727,238

Energy – Independent – 2.2%
EOG Resources, Inc.	8,991	$1,118,750
Marathon Petroleum Corp.	6,252	438,640
Oil Search Ltd.	98,447	648,416

		$2,205,806

Energy – Integrated – 2.2%
BP PLC	146,163	$1,112,917
Suncor Energy, Inc.	26,684	1,085,912

		$2,198,829

Food & Beverages – 2.8%
Danone S.A.	6,323	$463,519
Mondelez International, Inc.	16,290	667,890

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Nestle S.A.	11,774	$911,505
PepsiCo, Inc.	6,628	721,591

		$2,764,505

Food & Drug Stores – 1.0%
Sundrug Co. Ltd.	11,700	$474,488
Tesco PLC	157,601	533,921

		$1,008,409

Gaming & Lodging – 0.4%
Paddy Power Betfair PLC	4,010	$439,253

Health Maintenance Organizations – 0.4%
Cigna Corp.	2,588	$439,831

Insurance – 3.2%
AIA Group Ltd.	149,000	$1,302,819
Aon PLC	7,641	1,048,116
Chubb Ltd.	6,124	777,871

		$3,128,806

Internet – 5.0%
Alphabet, Inc., “A” (a)(s)	1,625	$1,834,933
Alphabet, Inc., “C” (a)	223	248,790
Baidu, Inc., ADR (a)	2,205	535,815
Facebook, Inc., “A” (a)(s)	9,397	1,826,025
LogMeIn, Inc.	5,067	523,168

		$4,968,731

Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	5,175	$729,778

Machinery & Tools – 2.8%
Flowserve Corp.	4,701	$189,920
GEA Group AG	13,637	460,082
Kubota Corp.	33,600	528,969
Roper Technologies, Inc.	3,066	845,940
Schindler Holding AG	2,056	442,809
SPX FLOW, Inc. (a)	5,546	242,749

		$2,710,469

Major Banks – 3.6%
Barclays PLC	247,674	$617,780
BNP Paribas	14,305	886,689
Erste Group Bank AG	12,058	503,407
Mitsubishi UFJ Financial Group, Inc.	108,900	620,754
UBS AG	58,762	904,058

		$3,532,688

Medical & Health Technology & Services – 1.2%
ICON PLC (a)	5,410	$716,987
McKesson Corp.	3,510	468,234

		$1,185,221

Medical Equipment – 3.5%
Danaher Corp.	7,588	$748,784
Essilor International S.A.	4,564	644,378
Medtronic PLC	14,731	1,261,121

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
PerkinElmer, Inc.	10,785	$789,785

		$3,444,068

Metals & Mining – 0.8%
Rio Tinto Ltd.	14,360	$791,995

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	152,000	$658,713

Natural Gas – Pipeline – 1.0%
Enbridge, Inc.	13,846	$495,008
Enterprise Products Partners LP	19,186	530,876

		$1,025,884

Network & Telecom – 1.1%
Cisco Systems, Inc.	25,345	$1,090,595

Oil Services – 0.7%
Schlumberger Ltd.	9,591	$642,885

Other Banks & Diversified Financials – 9.1%
Aeon Credit Service Co. Ltd.	33,000	$704,620
Citigroup, Inc. (s)	21,219	1,419,975
Credicorp Ltd.	4,492	1,011,239
HDFC Bank Ltd.	34,380	1,073,826
Intesa Sanpaolo S.p.A.	242,574	702,135
Julius Baer Group Ltd.	13,330	783,100
KBC Groep N.V.	12,853	990,769
Mastercard, Inc., “A”	5,736	1,127,239
U.S. Bancorp	23,443	1,172,619

		$8,985,522

Pharmaceuticals – 5.3%
Bayer AG	9,114	$1,004,198
Genomma Lab Internacional S.A., “B” (a)	284,257	237,450
Johnson & Johnson	11,472	1,392,012
Roche Holding AG	4,161	925,886
Santen Pharmaceutical Co. Ltd.	52,300	912,174
Zoetis, Inc.	8,815	750,950

		$5,222,670

Printing & Publishing – 0.6%
RELX N.V.	25,749	$548,120

Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	2,704	$494,886
DP World Ltd.	24,539	564,397

		$1,059,283

Real Estate – 1.7%
LEG Immobilien AG	8,572	$931,766
Store Capital Corp., REIT	27,827	762,460

		$1,694,226

Restaurants – 1.8%
Aramark	10,129	$375,786
Starbucks Corp.	17,248	842,565
Yum China Holdings, Inc.	15,627	601,014

		$1,819,365

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 2.4%
Akzo Nobel N.V.	6,477	$551,909
Croda International PLC	8,077	511,875
Linde AG	3,228	770,518
Sika AG	3,622	499,136

		$2,333,438

Specialty Stores – 3.2%
Amazon.com, Inc. (a)	1,218	$2,070,356
Costco Wholesale Corp.	3,659	764,658
Dufry AG	2,771	353,204

		$3,188,218

Telecommunications – Wireless – 3.0%
Advanced Info Service PLC	87,700	$489,722
American Tower Corp., REIT	6,650	958,731
Cellnex Telecom S.A.U.	25,663	645,780
KDDI Corp.	32,200	881,526

		$2,975,759

Telephone Services – 0.2%
Com Hem Holding AB	12,849	$208,872

Tobacco – 0.6%
Philip Morris International, Inc.	6,825	$551,051

Utilities – Electric Power – 2.8%
CLP Holdings Ltd.	59,000	$635,452
CMS Energy Corp.	19,466	920,353
Iberdrola S.A.	67,483	521,258
NextEra Energy, Inc.	3,903	651,918

		$2,728,981

Total Common Stocks (Identified Cost, $80,872,570)		$98,307,814

	Strike Price	First Exercise
RIGHTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Intesa Sanpaolo S.p.A. (1 share for 1 right) (a) (Identified Cost, $0)	EUR 2.74	7/31/18	245,087	$0

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $610)	610	$610

OTHER ASSETS, LESS LIABILITIES – 0.3%		287,441

NET ASSETS – 100.0%		$98,595,865

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $610 and $98,307,814, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

At June 30, 2018, the fund had cash collateral of $2,514 and other liquid securities with an aggregate value of $549,588 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $80,872,570)	$98,307,814
Investments in affiliated issuers, at value (identified cost, $610)	610
Foreign currency, at value (identified cost, $9,248)	9,229
Deposits with brokers for
Cleared options	2,514
Receivables for
Investments sold	2,454,355
Fund shares sold	728
Interest and dividends	182,036
Other assets	538
Total assets	$100,957,824
Liabilities
Payable to custodian	$28,604
Payables for
Investments purchased	2,229,607
Fund shares reacquired	28,702
Payable to affiliates
Investment adviser	6,148
Shareholder servicing costs	11
Distribution and/or service fees	135
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	10,305
Accrued expenses and other liabilities	58,347
Total liabilities	$2,361,959
Net assets	$98,595,865
Net assets consist of
Paid-in capital	$67,938,241
Unrealized appreciation (depreciation) (net of $10,305 deferred country tax)	17,422,761
Accumulated net realized gain (loss)	11,501,006
Undistributed net investment income	1,733,857
Net assets	$98,595,865
Shares of beneficial interest outstanding	3,064,359

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$91,989,374	2,858,018	$32.19
Service Class	6,606,491	206,341	32.02

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$1,279,836
Dividends from affiliated issuers	4,685
Income on securities loaned	1,588
Other	363
Foreign taxes withheld	(77,735)
Total investment income	$1,208,737
Expenses
Management fee	$384,180
Distribution and/or service fees	8,821
Shareholder servicing costs	1,255
Administrative services fee	12,641
Independent Trustees’ compensation	2,113
Custodian fee	19,415
Shareholder communications	7,354
Audit and tax fees	29,391
Legal fees	609
Miscellaneous	9,205
Total expenses	$474,984
Reduction of expenses by investment adviser	(4,722)
Net expenses	$470,262
Net investment income (loss)	$738,475
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,067 country tax)	$5,817,054
Affiliated issuers	(55)
Foreign currency	(6,318)
Net realized gain (loss)	$5,810,681
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $198 increase in deferred country tax)	$(5,006,430)
Affiliated issuers	33
Translation of assets and liabilities in foreign currencies	(1,731)
Net unrealized gain (loss)	$(5,008,128)
Net realized and unrealized gain (loss)	$802,553
Change in net assets from operations	$1,541,028

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$738,475	$993,059
Net realized gain (loss)	5,810,681	8,681,235
Net unrealized gain (loss)	(5,008,128)	13,816,166
Change in net assets from operations	$1,541,028	$23,490,460
Distributions declared to shareholders
From net investment income	$—	$(1,601,030)
Change in net assets from fund share transactions	$(8,690,807)	$(14,840,181)
Total change in net assets	$(7,149,779)	$7,049,249
Net assets
At beginning of period	105,745,644	98,696,395
At end of period (including undistributed net investment income of $1,733,857 and $995,382, respectively)	$98,595,865	$105,745,644

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$31.74		$25.69	$24.63		$25.18	$24.85	$20.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.28	$0.41	(c)	$0.25	$0.29	$0.24
Net realized and unrealized gain (loss)	0.22		6.24	0.93		(0.47)	0.31	4.61
Total from investment operations	$0.45		$6.52	$1.34		$(0.22)	$0.60	$4.85
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$(0.28)		$(0.33)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$32.19		$31.74	$25.69		$24.63	$25.18	$24.85
Total return (%) (k)(r)(s)(x)	1.42	(n)	25.51	5.44	(c)	(0.81)	2.40	24.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.78	(c)	0.92	0.92	0.92
Expenses after expense reductions (f)	0.90	(a)	0.92	0.77	(c)	0.91	0.91	0.92
Net investment income (loss)	1.46	(a)	0.97	1.64	(c)	0.98	1.15	1.08
Portfolio turnover	13	(n)	33	40		40	37	41
Net assets at end of period (000 omitted)	$91,989		$98,434	$91,281		$98,321	$113,018	$126,707
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	N/A		N/A	N/A		N/A	0.91	0.91

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$31.61		$25.59	$24.52		$25.06	$24.72	$20.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.21	$0.34	(c)	$0.19	$0.23	$0.19
Net realized and unrealized gain (loss)	0.22		6.20	0.94		(0.47)	0.31	4.57
Total from investment operations	$0.41		$6.41	$1.28		$(0.28)	$0.54	$4.76
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.21)		$(0.26)	$(0.20)	$(0.29)
Net asset value, end of period (x)	$32.02		$31.61	$25.59		$24.52	$25.06	$24.72
Total return (%) (k)(r)(s)(x)	1.30	(n)	25.17	5.21	(c)	(1.09)	2.15	23.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17	1.03	(c)	1.17	1.17	1.17
Expenses after expense reductions (f)	1.15	(a)	1.17	1.02	(c)	1.16	1.16	1.17
Net investment income (loss)	1.20	(a)	0.73	1.39	(c)	0.74	0.90	0.86
Portfolio turnover	13	(n)	33	40		40	37	41
Net assets at end of period (000 omitted)	$6,606		$7,312	$7,415		$8,151	$9,551	$11,013
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	N/A		N/A	N/A		N/A	1.16	1.16

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,816,165	$—	$—	$57,816,165
Switzerland	—	4,819,697	—	4,819,697
Japan	4,609,952	—	—	4,609,952
France	644,378	3,622,581	—	4,266,959
United Kingdom	2,130,111	1,904,913	—	4,035,024
Canada	3,421,657	—	—	3,421,657
Germany	3,166,564	—	—	3,166,564
China	2,905,970	—	—	2,905,970
Hong Kong	2,359,287	—	—	2,359,287
Other Countries	6,456,846	4,449,693	—	10,906,539
Mutual Funds	610	—	—	610
Total	$83,511,540	$14,796,884	$—	$98,308,424

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $13,161,962 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,013,826 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$1,601,030

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$80,933,717
Gross appreciation	21,291,744
Gross depreciation	(3,917,037)
Net unrealized appreciation (depreciation)	$17,374,707

As of 12/31/17
Undistributed ordinary income	995,382
Undistributed long-term capital gain	5,671,095
Other temporary differences	68,015
Net unrealized appreciation (depreciation)	22,382,104

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,502,165
Service Class	—	98,865
Total	$—	$1,601,030

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $4,722, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $1,229, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $26.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $89 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $124,156 and $481,633, respectively. The sales transactions resulted in net realized gains (losses) of $148,685.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $13,532,119 and $21,091,864, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	8,742	$284,790	26,267	$775,526
Service Class	8,594	276,349	7,463	214,891
	17,336	$561,139	33,730	$990,417
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	51,146	$1,502,165
Service Class	—	—	3,377	98,865
	—	$—	54,523	$1,601,030
Shares reacquired
Initial Class	(252,428)	$(8,166,167)	(528,496)	$(15,420,190)
Service Class	(33,575)	(1,085,779)	(69,314)	(2,011,438)
	(286,003)	$(9,251,946)	(597,810)	$(17,431,628)
Net change
Initial Class	(243,686)	$(7,881,377)	(451,083)	$(13,142,499)
Service Class	(24,981)	(809,430)	(58,474)	(1,697,682)
	(268,667)	$(8,690,807)	(509,557)	$(14,840,181)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $349 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		477,596	8,414,182	(8,891,168)	610

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(55)	$33	$—	$4,685	$610

17

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2018

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

WTS-SEM

MFS® Global Tactical Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio Structure

			Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	25.3%	0.0%	(1.5)%	23.8%
	Europe ex-U.K.	14.2%	0.0%	(1.4)%	12.8%
	Asia/Pacific ex-Japan	2.8%	5.8%	0.0%	8.6%
	Japan	6.5%	0.0%	(1.2)%	5.3%
	Emerging Markets	3.7%	0.0%	0.0%	3.7%
	United Kingdom	3.2%	0.0%	(0.5)%	2.7%
	Supranational	0.1%	0.0%	0.0%	0.1%
	North America ex-U.S.	2.8%	0.0%	(3.7)%	(0.9)%
	Total	58.6%	5.8%	(8.3)%	56.1%
Equity	U.S. Large Cap	17.3%	0.0%	(1.5)%	15.8%
	Asia/Pacific ex-Japan	0.5%	5.9%	0.0%	6.4%
	Europe ex-U.K.	6.9%	4.3%	(5.8)%	5.4%
	United Kingdom	2.4%	2.3%	0.0%	4.7%
	Emerging Markets	1.6%	6.0%	(5.8)%	1.8%
	Japan	2.6%	0.0%	(1.0)%	1.6%
	North America ex-U.S.	1.2%	0.0%	(0.7)%	0.5%
	U.S. Small/Mid Cap	0.5%	0.0%	(1.9)%	(1.4)%
	Total	33.0%	18.5%	(16.7)%	34.8%
Real Estate-related	Non-U.S.	0.9%	0.0%	0.0%	0.9%
	U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.3%	0.0%	0.0%	1.3%
Cash	Cash & Cash Equivalents (d)				2.6%
	Other (e)				5.2%
	Total				7.8%
	Total Net Exposure Summary				100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
Australian Treasury Bond 10 yr Future – SEP 2018	5.8%
U.S. Treasury Note 2 yr Future – SEP 2018	5.0%
Hang Seng Index Future – JUL 2018	3.4%
BIST 30 Index Future – AUG 2018	2.8%
Government of Japan, 1.7%, 9/20/2032	2.8%
U.S. Treasury Ultra Note 10 yr Future – SEP 2018	(3.2)%
FTSE/JSE Index Future – SEP 2018	(3.2)%
Canadian Treasury Bond 10 yr Future – SEP 2018	(3.4)%
AEX 25 Index Future – JUL 2018	(3.4)%
U.S. Treasury Note 10 yr Future – SEP 2018	(4.3)%

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.80%	$1,000.00	$973.31	$3.91
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$971.59	$5.13
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.04% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 62.8%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$370,000	$347,726
L3 Technologies, Inc., 3.85%, 6/15/2023		555,000	553,846
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	736,100
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	400,000	462,605

			$2,100,277

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$985,000	$939,291

Asset-Backed & Securitized – 2.5%
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)		$1,378,270	$1,378,471
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.223% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		788,664	791,614
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028 (z)		721,214	723,345
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		858,000	852,414
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		1,292,000	1,288,182
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)		2,040,000	2,031,279
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.002% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		1,991,841	1,990,447
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,559,455
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	649,901
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,268,216
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,265,292

			$16,798,616

Automotive – 0.8%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,100,000	$1,294,214
General Motors Co., 6.75%, 4/01/2046		$312,000	345,646
General Motors Financial Co., Inc., 4.35%, 1/17/2027		1,000,000	967,616
Lear Corp., 3.8%, 9/15/2027		608,000	570,871

Issuer	Shares/Par		Value ($)
BONDS – continued
Automotive – continued
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	550,000	$631,770
Volkswagen Financial Services AG, 0.875%, 4/12/2023		500,000	578,020
Volkswagen International Finance N.V., 2.7%, 12/31/2099		400,000	455,442
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		610,000	703,958

			$5,547,537

Banks & Diversified Financials (Covered Bonds) – 0.1%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	500,000	$574,275

Broadcasting – 0.3%
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	795,000	$970,220
RELX Finance B.V., 1%, 3/22/2024		350,000	411,924
SES S.A., 1.625%, 3/22/2026		500,000	583,011
WPP Finance 2016 Co., 1.375%, 3/20/2025		330,000	384,642

			$2,349,797

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.85%, 5/21/2025		$596,000	$602,649
E*TRADE Financial Corp., 2.95%, 8/24/2022		499,000	483,371
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	501,096
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	824,768
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	664,186

			$3,076,070

Building – 0.3%
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	$465,740
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	370,326
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	315,373
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	413,845
Owens Corning, 4.4%, 1/30/2048		443,000	369,876

			$1,935,160

Business Services – 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$934,988
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		179,000	178,458
Fidelity National Information Services, Inc., 5%, 10/15/2025		108,000	113,553
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	694,391

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Business Services – continued
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		$968,000	$941,177

			$2,862,567

Cable TV – 0.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$540,000	$564,304
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	483,735
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	879,386
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	532,279
Sky PLC, 2.5%, 9/15/2026	EUR	550,000	691,963

			$3,151,667

Chemicals – 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$682,767
LyondellBasell Industries N.V., 5%, 4/15/2019		440,000	444,350

			$1,127,117

Computer Software – 0.2%
Microsoft Corp., 4.1%, 2/06/2037		$824,000	$858,505
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	300,000	350,784

			$1,209,289

Computer Software – Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$900,000	$965,791
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	462,019
Apple, Inc., 4.25%, 2/09/2047		$225,000	228,206

			$1,656,016

Conglomerates – 0.1%
General Electric Co., 4.5%, 3/11/2044		$392,000	$384,322
Smiths Group PLC, 2%, 2/23/2027	EUR	500,000	592,542

			$976,864

Consumer Products – 0.2%
JAB Holdings B.V., 2%, 5/18/2028	EUR	600,000	$692,236
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	575,690
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	395,138

			$1,663,064

Consumer Services – 0.5%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$200,000	$185,170
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	713,769
Priceline Group, Inc., 1.8%, 3/03/2027		800,000	951,329
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	338,852

Issuer	Shares/Par		Value ($)
BONDS – continued
Consumer Services – continued
Visa, Inc., 4.15%, 12/14/2035		$585,000	$606,164
Visa, Inc., 3.65%, 9/15/2047		390,000	364,463

			$3,159,747

Containers – 0.1%
DS Smith PLC, 1.375%, 7/26/2024	EUR	800,000	$922,375

Electronics – 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	600,000	$713,612
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	445,496

			$1,159,108

Emerging Market Quasi-Sovereign – 1.3%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		$2,116,000	$2,009,584
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		2,183,000	2,151,216
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,570,000	1,648,108
Pertamina, 6%, 5/03/2042 (n)		2,084,000	2,070,781
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,024,000	993,331

			$8,873,020

Emerging Market Sovereign – 0.9%
Government of India, 7.17%, 1/08/2028	INR	80,000,000	$1,111,114
Government of Malaysia, 3.58%, 9/28/2018	MYR	5,339,000	1,322,329
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	2,087,678
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	619,507
Republic of Indonesia, 2.15%, 7/18/2024 (z)		339,000	398,616
United Mexican States, 4.6%, 2/10/2048		$829,000	762,680

			$6,301,924

Energy – Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,113,100

Financial Institutions – 0.3%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$885,831
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	506,101
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	864,604

			$2,256,536

Food & Beverages – 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$457,021
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	346,645

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Food & Beverages – continued
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,130,000	$1,120,552
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		849,000	860,501
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	300,000	349,744
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030		600,000	722,743
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$77,000	74,908
Kraft Heinz Foods Co., 4.375%, 6/01/2046		230,000	198,974
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	407,962

			$4,539,050

Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	510,000	$716,243

Industrial – 0.1%
Grainger PLC, 3.375%, 4/24/2028	GBP	280,000	$369,363

Insurance – 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	270,000	$312,036
NN Group N.V., 4.625%, 4/08/2044		500,000	627,052

			$939,088

Insurance – Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$809,904

Insurance – Property & Casualty – 0.8%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$622,398
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	415,479
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	262,249
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	320,000	376,065
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	434,133
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$839,000	847,480
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	248,988
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		200,000	248,989
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$505,000	504,778
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	357,104
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	400,000	576,623
XLIT Ltd., 3.25%, 6/29/2047	EUR	610,000	689,981

			$5,584,267

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Quasi-Sovereign – 0.8%
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	$720,379
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR to 1/19/2024		350,000	405,219
Statoil A.S.A., 4.25%, 11/23/2041		$1,260,000	1,250,244
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,767,502

			$5,143,344

International Market Sovereign – 22.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	4,891,000	$3,988,743
Commonwealth of Australia, 5.5%, 4/21/2023		899,000	762,344
Commonwealth of Australia, 2.75%, 11/21/2027		2,175,000	1,626,165
Commonwealth of Australia, 3.75%, 4/21/2037		4,110,000	3,399,280
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	7,079,000	9,176,897
Federal Republic of Germany, 2.5%, 7/04/2044		309,000	489,749
Federal Republic of Germany, 2.5%, 8/15/2046		2,668,000	4,278,229
Government of Canada, 1.5%, 6/01/2023	CAD	10,351,000	7,660,519
Government of Canada, 5.75%, 6/01/2033		2,402,000	2,646,137
Government of Canada, 4%, 6/01/2041		1,864,000	1,867,616
Government of Japan, 1.7%, 9/20/2032	JPY	1,723,800,000	18,750,441
Government of Japan, 1.5%, 3/20/2034		1,496,850,000	15,996,414
Government of Japan, 2.4%, 3/20/2037		680,350,000	8,286,978
Government of New Zealand, 4.5%, 4/15/2027	NZD	6,362,000	4,928,074
Kingdom of Belgium, 0.2%, 10/22/2023	EUR	1,423,000	1,683,795
Kingdom of Belgium, 5.5%, 3/28/2028		1,586,000	2,718,632
Kingdom of Spain, 5.4%, 1/31/2023		1,285,000	1,850,628
Kingdom of Spain, 2.75%, 10/31/2024		2,870,000	3,782,332
Kingdom of Spain, 5.15%, 10/31/2028		3,061,000	4,860,954
Kingdom of Spain, 4.7%, 7/30/2041		876,000	1,472,086
Republic of France, 1.75%, 5/25/2023		2,014,634	2,573,711
Republic of France, 0.75%, 5/25/2028		376,000	444,981
Republic of France, 4.75%, 4/25/2035		1,986,000	3,650,761
Republic of France, 4.5%, 4/25/2041		895,000	1,705,652
Republic of France, 4%, 4/25/2055		969,000	1,872,082

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
Republic of Ireland, 0.9%, 5/15/2028	EUR	2,025,000	$2,383,477
Republic of Italy, 3.75%, 3/01/2021		6,685,000	8,363,380
Republic of Italy, 5.5%, 9/01/2022		3,777,000	5,093,534
Republic of Italy, 2.5%, 12/01/2024		3,533,000	4,209,179
Republic of Portugal, 4.95%, 10/25/2023		3,612,000	5,164,423
Republic of Portugal, 4.125%, 4/14/2027		5,558,000	7,812,891
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,913,000	3,520,281
United Kingdom Treasury, 3.25%, 1/22/2044		2,497,000	4,298,015
United Kingdom Treasury, 3.75%, 7/22/2052		799,000	1,620,838
United Kingdom Treasury, 4%, 1/22/2060		344,000	783,681

			$153,722,899

Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$628,590
Province of British Columbia, 2.3%, 6/18/2026		965,000	716,096

			$1,344,686

Major Banks – 2.9%
Bank of America Corp., 2.625%, 4/19/2021		$972,000	$954,871
Bank of America Corp., 3.004%, 12/20/2023		745,000	722,305
Bank of America Corp., 3.5%, 4/19/2026		1,274,000	1,232,300
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,192,922
Bank of New York Mellon Corp., 2.95%, 1/29/2023		1,051,000	1,027,192
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	715,632
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	490,623
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,345,537
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	400,000	460,756
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$530,000	518,302
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,590,265
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	730,365
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,529,889
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		745,000	713,257
Morgan Stanley, 2.5%, 4/21/2021		650,000	634,847
Morgan Stanley, 5.5%, 7/28/2021		850,000	899,456

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	$454,438
Morgan Stanley, 3.95%, 4/23/2027		$636,000	606,293
PNC Bank N.A., 2.6%, 7/21/2020		873,000	862,456
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,096,000	1,062,302
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	592,648
UBS Group Funding (Switzerland)
AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,179,000	1,128,439

			$19,465,095

Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	$824,236
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	604,299
CVS Health Corp., 5.05%, 3/25/2048		408,000	415,220
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,013,965
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	137,951
Life Technologies Corp., 6%, 3/01/2020		411,000	428,404
Northwell Healthcare, Inc., 3.979%, 11/01/2046		101,000	92,747
Northwell Healthcare, Inc., 4.26%, 11/01/2047		754,000	723,109
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	884,791
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	363,985
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		800,000	747,902

			$6,236,609

Metals & Mining – 0.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$531,781
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	904,365

			$1,436,146

Midstream – 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$730,496
Enbridge, Inc., 5.5%, 12/01/2046		153,000	163,331
MPLX LP, 4.5%, 4/15/2038		449,000	414,718
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,159,604
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	861,617

			$3,329,766

Mortgage-Backed – 6.9%
Fannie Mae, 4.57%, 5/01/2019		$212,502	$213,699
Fannie Mae, 4.6%, 9/01/2019		565,788	576,277
Fannie Mae, 4.45%, 10/01/2019		392,210	399,679
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,518,510	2,701,860

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.5%, 7/01/2023 -2/01/2046		$8,570,761	$9,005,573
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		4,435,631	4,556,455
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		193,882	210,172
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		337,577	371,914
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,998,736	4,004,459
Freddie Mac, 2.323%, 10/25/2018		420,807	419,795
Freddie Mac, 5.085%, 3/25/2019		30,000	30,297
Freddie Mac, 4.186%, 8/25/2019		650,000	658,928
Freddie Mac, 2.757%, 5/25/2020		22,311	22,307
Freddie Mac, 3.32%, 7/25/2020		113,713	113,930
Freddie Mac, 3.064%, 8/25/2024		2,767,003	2,750,689
Freddie Mac, 4%, 7/01/2025		152,976	157,407
Freddie Mac, 2.67%, 3/25/2026		2,800,000	2,684,777
Freddie Mac, 3.243%, 4/25/2027		2,270,000	2,244,200
Freddie Mac, 3.117%, 6/25/2027		1,036,027	1,012,603
Freddie Mac, 3.194%, 7/25/2027		2,520,000	2,478,664
Freddie Mac, 3.244%, 8/25/2027		2,367,000	2,335,160
Freddie Mac, 3.187%, 9/25/2027		1,222,000	1,196,950
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,286,039
Freddie Mac, 3.35%, 1/25/2028		2,001,000	1,984,771
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		56,921	61,658
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		933,625	999,830
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,605,015	1,687,924
Freddie Mac, 3.5%, 1/01/2047		1,589,462	1,583,638
Ginnie Mae, 5%, 5/15/2040		145,624	153,179
Ginnie Mae, 3.5%, 6/20/2043		1,324,296	1,340,065

			$47,242,899

Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$56,246
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030		572,000	604,684
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	246,563

			$907,493

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,389,825

Network & Telecom – 0.6%
AT&T, Inc., 4.25%, 6/01/2043	GBP	300,000	$415,329
AT&T, Inc., 4.75%, 5/15/2046		$602,000	537,753
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	350,000	446,273

Issuer	Shares/Par		Value ($)
BONDS – continued
Network & Telecom – continued
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	$581,922
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,031,241

			$4,012,518

Oil Services – 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$780,000	$756,350

Oils – 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$452,906
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	488,319
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	475,405
Phillips 66, 4.875%, 11/15/2044		$795,000	821,230

			$2,237,860

Other Banks & Diversified Financials – 0.6%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	$363,767
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	374,357
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	596,150
Citizens Bank N.A., 2.55%, 5/13/2021		$471,000	459,343
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	260,636
ING Groep N.V., 3.95%, 3/29/2027		$216,000	210,811
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	645,443
UniCredit S.p.A., 1%, 1/18/2023	EUR	800,000	888,181

			$3,798,688

Pharmaceuticals – 0.3%
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	$1,467,676
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	443,615

			$1,911,291

Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$637,000	$628,381

Real Estate – Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$788,233

Real Estate – Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	$1,281,480
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		350,000	399,240

			$1,680,720

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,160,448
Home Depot, Inc., 2.625%, 6/01/2022		695,000	681,647
Home Depot, Inc., 3%, 4/01/2026		830,000	793,079

			$2,635,174

Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	500,000	$588,857

Supermarkets – 0.2%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	350,000	$405,635
Esselunga S.p.A., 1.875%, 10/25/2027		350,000	401,579
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	555,426

			$1,362,640

Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$313,901
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		465,000	372,699

			$686,600

Telecommunications – Wireless – 0.5%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$337,086
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	798,753
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	310,000	365,649
Crown Castle International Corp., 2.25%, 9/01/2021		$1,072,000	1,027,628
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	400,741
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	346,788
Vodafone Group PLC, 4.125%, 5/30/2025		317,000	315,795

			$3,592,440

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	$547,646

Tobacco – 0.2%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$582,669
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	348,765
Reynolds American, Inc., 8.125%, 6/23/2019		$327,000	342,761
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	259,652

			$1,533,847

Issuer	Shares/Par		Value ($)
BONDS – continued
Transportation – Services – 0.4%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$287,380
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028		500,000	548,572
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$574,000	717,328
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	347,221
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	364,832
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	464,492

			$2,729,825

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$5,787	$5,953
Small Business Administration, 5.21%, 1/01/2026		211,013	217,845
Small Business Administration, 5.31%, 5/01/2027		63,746	66,536
Small Business Administration, 2.22%, 3/01/2033		1,380,573	1,340,974

			$1,631,308

U.S. Treasury Obligations – 9.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$448,000	$547,785
U.S. Treasury Bonds, 4.5%, 8/15/2039		2,370,000	2,955,186
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		8,118,000	9,056,327
U.S. Treasury Bonds, 3%, 5/15/2047		2,087,000	2,093,114
U.S. Treasury Notes, 2%, 1/31/2020		2,967,000	2,944,632
U.S. Treasury Notes, 1.375%, 4/30/2020 (f)		16,018,000	15,690,131
U.S. Treasury Notes, 1.75%, 5/15/2022		2,264,000	2,185,910
U.S. Treasury Notes, 2%, 11/30/2022		5,041,000	4,892,527
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)		5,114,000	4,985,551
U.S. Treasury Notes, 2.75%, 5/31/2023		1,440,500	1,442,301
U.S. Treasury Notes, 2.375%, 8/15/2024		1,751,300	1,709,638
U.S. Treasury Notes, 2.875%, 5/31/2025		3,559,000	3,572,624
U.S. Treasury Notes, 1.5%, 8/15/2026		2,663,000	2,405,022
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		7,593,000	7,528,044

			$62,008,792

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Utilities – Electric Power – 1.8%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$896,169
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	810,057
EDP Finance B.V., 2%, 4/22/2025	EUR	300,000	358,501
Emera U.S. Finance LP, 2.7%, 6/15/2021		$376,000	365,965
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	404,872
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	306,702
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	300,000	331,262
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,116,000	1,055,231
Enersis Americas S.A., 4%, 10/25/2026		1,891,000	1,796,639
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,170,832
Exelon Corp., 3.497%, 6/01/2022		406,000	401,303
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	465,765
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$992,000	953,536
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	491,813
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	291,262
Public Service Enterprise Group, 2%, 11/15/2021		1,215,000	1,155,498
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,178,208

			$12,433,615

Total Bonds (Identified Cost, $430,564,429)			$429,494,879

COMMON STOCKS – 33.3%
Aerospace – 1.3%
Boeing Co.		3,780	$1,268,228
Honeywell International, Inc.		19,148	2,758,269
Lockheed Martin Corp.		12,197	3,603,360
United Technologies Corp.		9,286	1,161,028

			$8,790,885

Airlines – 0.2%
Aena S.A.		2,694	$489,211
Air Canada (a)		69,843	1,128,942

			$1,618,153

Alcoholic Beverages – 0.7%
Heineken N.V.		20,595	$2,064,877
Pernod Ricard S.A.		14,485	2,364,169

			$4,429,046

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	9,292	$787,189

Automotive – 0.5%
Aptiv PLC	8,992	$823,937
General Motors Co.	13,593	535,564
Magna International, Inc.	30,354	1,765,388
USS Co. Ltd.	27,900	531,212

		$3,656,101

Biotechnology – 0.1%
Biogen, Inc. (a)	2,807	$814,704

Broadcasting – 0.6%
Omnicom Group, Inc.	25,012	$1,907,665
Publicis Groupe S.A. (l)	12,828	881,517
WPP PLC	60,750	956,486

		$3,745,668

Brokerage & Asset Managers – 0.4%
Apollo Global Management LLC, “A”	12,983	$413,768
BlackRock, Inc.	3,493	1,743,147
TMX Group Ltd.	9,167	600,929

		$2,757,844

Business Services – 2.4%
Accenture PLC, “A”	24,901	$4,073,555
Bunzl PLC	28,096	850,979
CGI Group, Inc., “A” (a)	11,053	700,434
Cognizant Technology Solutions Corp., “A”	7,255	573,072
Compass Group PLC	104,027	2,216,214
DXC Technology Co.	18,779	1,513,775
Equifax, Inc.	4,231	529,340
Experian Group Ltd.	42,653	1,055,181
Fidelity National Information Services, Inc.	9,269	982,792
Fiserv, Inc. (a)	12,642	936,646
Nomura Research Institute Ltd.	23,500	1,139,819
Secom Co. Ltd.	17,200	1,321,595
SGS S.A.	264	703,321

		$16,596,723

Cable TV – 0.4%
Comcast Corp., “A”	84,308	$2,766,145

Chemicals – 1.1%
3M Co. (s)	10,910	$2,146,215
CF Industries Holdings, Inc.	7,080	314,352
Givaudan S.A.	849	1,924,326
LyondellBasell Industries N.V., “A”	3,111	341,743
Orica Ltd.	14,713	193,268
PPG Industries, Inc.	21,553	2,235,693

		$7,155,597

Computer Software – 0.1%
Cadence Design Systems, Inc. (a)	18,337	$794,175

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 0.4%
Amadeus IT Group S.A.	20,354	$1,603,720
Hitachi Ltd.	169,000	1,193,067

		$2,796,787

Construction – 0.4%
Geberit AG	702	$301,582
Persimmon PLC	17,405	581,837
Sherwin-Williams Co.	3,218	1,311,560
Stanley Black & Decker, Inc.	5,592	742,674

		$2,937,653

Consumer Products – 1.1%
Colgate-Palmolive Co.	12,857	$833,262
Coty, Inc., “A”	22,182	312,766
Kao Corp.	26,500	2,022,535
Kimberly-Clark Corp.	15,944	1,679,541
Procter & Gamble Co.	8,097	632,052
Reckitt Benckiser Group PLC	25,507	2,100,227

		$7,580,383

Containers – 0.1%
Amcor Ltd.	27,787	$296,324
Brambles Ltd.	105,177	691,186

		$987,510

Electrical Equipment – 1.2%
IMI PLC	3,072	$45,894
Johnson Controls International PLC	46,271	1,547,765
Legrand S.A.	14,146	1,036,111
OMRON Corp.	17,300	807,849
Schneider Electric S.A.	49,975	4,156,850
Spectris PLC	16,808	577,873

		$8,172,342

Electronics – 1.8%
Analog Devices, Inc.	11,930	$1,144,326
Halma PLC	47,438	856,577
Hirose Electric Co. Ltd.	5,500	682,067
Hoya Corp.	13,300	756,688
Kyocera Corp.	9,600	541,672
Samsung Electronics Co. Ltd.	15,090	631,627
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR	131,554	4,809,614
Texas Instruments, Inc.	27,913	3,077,408

		$12,499,979

Energy – Independent – 0.7%
Marathon Petroleum Corp.	31,107	$2,182,467
Occidental Petroleum Corp.	10,047	840,733
Phillips 66	14,624	1,642,422

		$4,665,622

Energy – Integrated – 1.1%
BP PLC	98,257	$748,150
Chevron Corp.	7,916	1,000,820
China Petroleum & Chemical Corp.	702,000	627,233
Exxon Mobil Corp.	26,015	2,152,221

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – continued
Galp Energia SGPS S.A., “B”	48,362	$919,603
LUKOIL PJSC, ADR	13,527	923,247
Suncor Energy, Inc.	26,191	1,065,849

		$7,437,123

Engineering – Construction – 0.1%
Bouygues S.A.	14,731	$634,154

Food & Beverages – 1.5%
Danone S.A.	16,292	$1,194,315
General Mills, Inc.	42,198	1,867,683
J.M. Smucker Co.	4,574	491,614
Marine Harvest	61,806	1,230,906
Nestle S.A.	51,706	4,002,912
Tyson Foods, Inc., “A”	18,059	1,243,362

		$10,030,792

Food & Drug Stores – 0.1%
Wesfarmers Ltd.	21,015	$767,654

Gaming & Lodging – 0.1%
Sands China Ltd.	127,600	$682,270

Health Maintenance Organizations – 0.2%
Cigna Corp.	7,349	$1,248,963

Insurance – 2.0%
Aon PLC	21,806	$2,991,129
AXA	32,142	787,454
Chubb Ltd.	11,753	1,492,866
Hiscox Ltd.	34,294	690,208
Manulife Financial Corp.	21,852	392,610
MetLife, Inc.	47,887	2,087,873
Prudential Financial, Inc.	8,133	760,517
Samsung Fire & Marine Insurance Co. Ltd.	913	216,269
Travelers Cos., Inc.	16,791	2,054,211
Zurich Insurance Group AG	7,693	2,281,970

		$13,755,107

Machinery & Tools – 0.4%
Eaton Corp. PLC	19,056	$1,424,245
Illinois Tool Works, Inc.	7,331	1,015,637

		$2,439,882

Major Banks – 2.8%
Bank of New York Mellon Corp.	30,235	$1,630,574
Barclays Africa Group Ltd.	46,306	540,076
China Construction Bank	1,735,000	1,603,287
Goldman Sachs Group, Inc.	6,242	1,376,798
JPMorgan Chase & Co.	39,223	4,087,037
Mitsubishi UFJ Financial Group, Inc.	110,300	628,734
PNC Financial Services Group, Inc.	7,242	978,394
Royal Bank of Canada	11,220	844,866
State Street Corp.	14,466	1,346,640
Svenska Handelsbanken AB, “A”	99,061	1,099,564
UBS AG	134,969	2,076,508
Wells Fargo & Co.	55,941	3,101,369

		$19,313,847

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.4%
McKesson Corp.	11,422	$1,523,695
Sonic Healthcare Ltd.	29,984	544,312
Walgreens Boots Alliance, Inc.	9,703	582,326

		$2,650,333

Medical Equipment – 0.9%
Abbott Laboratories	31,708	$1,933,871
Danaher Corp.	13,297	1,312,148
Medtronic PLC	25,898	2,217,128
Thermo Fisher Scientific, Inc.	3,623	750,468

		$6,213,615

Metals & Mining – 0.1%
Rio Tinto Ltd.	13,606	$750,410

Natural Gas – Distribution – 0.1%
ENGIE	54,675	$836,740

Network & Telecom – 0.2%
Cisco Systems, Inc.	24,067	$1,035,603

Oil Services – 0.2%
Schlumberger Ltd.	23,689	$1,587,874

Other Banks & Diversified Financials – 1.0%
Agricultural Bank of China Ltd., “H”	521,000	$243,712
American Express Co.	8,965	878,570
Citigroup, Inc.	23,978	1,604,608
DBS Group Holdings Ltd.	16,500	322,250
ING Groep N.V.	68,501	982,943
KBC Groep N.V.	12,739	981,982
U.S. Bancorp	36,861	1,843,787

		$6,857,852

Pharmaceuticals – 2.7%
Bayer AG	25,175	$2,773,830
Eli Lilly & Co.	21,174	1,806,777
Johnson & Johnson (s)	30,547	3,706,573
Novartis AG	36,286	2,748,467
Pfizer, Inc.	91,384	3,315,412
Roche Holding AG	13,176	2,931,860
Santen Pharmaceutical Co. Ltd.	69,000	1,203,441

		$18,486,360

Printing & Publishing – 0.5%
Moody’s Corp.	8,772	$1,496,152
RELX N.V.	53,831	1,145,903
Thomson Reuters Corp.	21,921	883,855

		$3,525,910

Railroad & Shipping – 0.2%
Canadian National Railway Co.	5,769	$471,616
Union Pacific Corp.	4,077	577,629

		$1,049,245

Real Estate – 0.7%
CK Asset Holdings Ltd.	130,000	$1,032,298
Deutsche Wohnen SE	41,429	2,000,910
Grand City Properties S.A.	20,918	543,280

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	60,612	$850,992
Public Storage, Inc., REIT	1,755	398,139

		$4,825,619

Restaurants – 0.1%
Greggs PLC	22,120	$290,615
U.S. Foods Holding Corp. (a)	12,285	464,619

		$755,234

Specialty Chemicals – 0.3%
Akzo Nobel N.V.	10,635	$906,214
PTT Global Chemical PLC	478,500	1,039,904

		$1,946,118

Specialty Stores – 0.1%
Dufry AG	4,862	$619,732

Telecommunications – Wireless – 0.9%
KDDI Corp.	147,300	$4,032,573
SK Telecom Co. Ltd.	1,838	384,257
Vodafone Group PLC	794,552	1,927,555

		$6,344,385

Telephone Services – 0.3%
Telenor A.S.A.	13,941	$286,117
Telus Corp.	19,387	688,680
Verizon Communications, Inc.	16,047	807,325

		$1,782,122

Tobacco – 1.6%
Altria Group, Inc.	36,481	$2,071,756
British American Tobacco PLC	18,400	930,054
Japan Tobacco, Inc.	92,700	2,591,397
Philip Morris International, Inc. (s)	64,501	5,207,811

		$10,801,018

Trucking – 0.1%
United Parcel Service, Inc., “B”	8,438	$896,369

Utilities – Electric Power – 1.0%
American Electric Power Co., Inc.	13,020	$901,635
Duke Energy Corp.	18,479	1,461,319
Exelon Corp.	44,609	1,900,344
SSE PLC	117,213	2,094,153
Xcel Energy, Inc.	12,690	579,679

		$6,937,130

Total Common Stocks (Identified Cost, $155,925,958)		$227,763,967

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA (Identified Cost, $987,011)	17,103	$2,188,726

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	3,325	$189,857
NextEra Energy, Inc., 6.371%	4,136	307,057

Total Convertible Preferred Stocks (Identified Cost, $466,689)		$496,914

INVESTMENT COMPANIES (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $11,172,018)	11,173,384	$11,173,384

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.1%
Market Index Securities – 0.1%
Markit CDX North America Investment Grade Index – July 2018 @ $80	Put	Goldman Sachs International	$50,463,056	$49,700,000	$13,076
Russell 2000 Index – December 2018 @ $1,340	Put	Goldman Sachs International	36,969,059	225	234,000

Total Purchased Options (Premiums Paid, $527,410)					$247,076

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $14,217)	14,217	$14,217

OTHER ASSETS, LESS LIABILITIES – 1.8%		12,333,006

NET ASSETS – 100.0%		$683,712,169

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,173,384 and $660,205,779, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,624,624, representing 5.5% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$721,215	$723,345
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	1,292,000	1,288,182
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,436	248,988
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	680,388	619,507
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	387,989	398,616
Total Restricted Securities			$3,278,638
% of Net assets			0.5%

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

NATL	National Public Finance Guarantee Corp.

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysia Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	692,077	USD	511,667	Goldman Sachs International	7/27/2018	$542
CAD	6,119,867	USD	4,601,670	Goldman Sachs International	7/27/2018	55,438
CHF	503,871	USD	509,000	JPMorgan Chase Bank N.A.	9/14/2018	2,979
EUR	3,798,000	USD	4,442,678	Barclays Bank PLC	7/27/2018	304
EUR	566,000	USD	657,976	Deutsche Bank AG	7/27/2018	4,143
EUR	1,079,439	USD	1,261,596	Goldman Sachs International	7/27/2018	1,155
EUR	2,597,775	USD	3,027,000	Goldman Sachs International	9/14/2018	23,176
EUR	4,908	USD	5,700	Royal Bank of Scotland Group PLC	7/27/2018	42
GBP	164,368	USD	217,025	Goldman Sachs International	7/27/2018	134
MXN	23,672,081	USD	1,185,253	Barclays Bank PLC	7/27/2018	2,210
USD	118,314	AUD	156,000	Deutsche Bank AG	7/27/2018	2,857
USD	1,015,770	AUD	1,357,000	Goldman Sachs International	7/27/2018	11,449
USD	2,178,993	AUD	2,888,321	HSBC Bank	7/27/2018	41,335

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts – continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	2,544,169	AUD	3,363,057	JPMorgan Chase Bank N.A.	7/27/2018	$55,157
USD	12,592,615	AUD	16,551,894	JPMorgan Chase Bank N.A.	9/14/2018	340,617
USD	1,151,256	AUD	1,538,000	Merrill Lynch International	7/27/2018	12,977
USD	20,096,589	CAD	25,630,667	Barclays Bank PLC	7/27/2018	592,115
USD	812,374	CAD	1,055,000	Goldman Sachs International	7/27/2018	9,538
USD	4,410,000	CAD	5,717,764	JPMorgan Chase Bank N.A.	9/14/2018	55,376
USD	6,196,082	CAD	8,024,476	Royal Bank of Scotland Group PLC	7/27/2018	89,601
USD	34,786,296	CHF	33,962,556	JPMorgan Chase Bank N.A.	9/14/2018	277,235
USD	1,183,374	DKK	7,422,872	JPMorgan Chase Bank N.A.	9/14/2018	13,245
USD	1,677,069	EUR	1,422,692	Deutsche Bank AG	7/27/2018	12,774
USD	3,659,405	EUR	3,122,383	Goldman Sachs International	7/27/2018	6,775
USD	85,025,042	EUR	71,608,780	Goldman Sachs International	9/14/2018	945,619
USD	2,686,529	EUR	2,284,358	JPMorgan Chase Bank N.A.	7/27/2018	14,238
USD	42,470,938	EUR	35,782,326	JPMorgan Chase Bank N.A.	9/14/2018	457,132
USD	117,414	EUR	100,000	Royal Bank of Scotland Group PLC	7/27/2018	432
USD	238,827	EUR	203,893	UBS AG	7/27/2018	309
USD	376,722	GBP	284,020	Deutsche Bank AG	7/27/2018	1,480
USD	5,608,036	GBP	4,175,949	JPMorgan Chase Bank N.A.	9/14/2018	79,067
USD	296,506	ILS	1,061,000	Goldman Sachs International	7/20/2018	6,130
USD	707,055	ILS	2,517,156	JPMorgan Chase Bank N.A.	9/14/2018	15,446
USD	1,150,030	INR	77,213,000	JPMorgan Chase Bank N.A.	7/10/2018	23,983
USD	804,855	JPY	87,118,000	State Street Bank and Trust Company	7/27/2018	16,737
USD	49,705	JPY	5,464,000	Brown Brothers Harriman	7/27/2018	275
USD	12,777,308	JPY	1,406,319,046	Goldman Sachs International	7/27/2018	54,958
USD	3,293,236	JPY	360,000,000	JPMorgan Chase Bank N.A.	7/27/2018	36,474
USD	64,406,010	JPY	7,050,448,648	JPMorgan Chase Bank N.A.	9/14/2018	405,739
USD	4,729,223	KRW	5,109,216,330	JPMorgan Chase Bank N.A.	8/20/2018	138,893
USD	491,103	NOK	3,918,517	Goldman Sachs International	9/14/2018	8,585
USD	6,865,601	NOK	54,794,962	JPMorgan Chase Bank N.A.	9/14/2018	118,257
USD	175,143	NZD	250,000	Deutsche Bank AG	7/27/2018	5,815
USD	24,948,716	NZD	35,434,308	Goldman Sachs International	9/14/2018	947,513
USD	5,809,691	NZD	8,423,859	JPMorgan Chase Bank N.A.	7/27/2018	104,118
USD	2,259,105	SEK	20,098,000	Barclays Bank PLC	7/27/2018	11,237
USD	4,261,844	SEK	37,990,000	Deutsche Bank AG	7/27/2018	12,840
USD	18,672,061	SEK	159,760,115	Goldman Sachs International	9/14/2018	736,819
USD	2,286,174	SEK	20,373,000	JPMorgan Chase Bank N.A.	7/27/2018	7,548
USD	929,503	SGD	1,238,213	JPMorgan Chase Bank N.A.	9/14/2018	19,326
USD	141,174	ZAR	1,810,865	Goldman Sachs International	7/27/2018	9,564

						$5,789,708

Liability Derivatives
AUD	6,124,953	USD	4,659,325	JPMorgan Chase Bank N.A.	9/14/2018	$(125,529)
AUD	3,369,066	USD	2,583,841	Royal Bank of Scotland Group PLC	7/27/2018	(90,383)
CAD	5,000,000	USD	3,870,799	Deutsche Bank AG	7/27/2018	(65,889)
CAD	13,768,877	USD	10,653,700	Goldman Sachs International	7/27/2018	(175,833)
CAD	2,913,000	USD	2,217,278	JPMorgan Chase Bank N.A.	7/27/2018	(538)
CAD	19,843,727	USD	15,325,353	JPMorgan Chase Bank N.A.	9/14/2018	(212,457)
CHF	2,631,000	USD	2,662,915	JPMorgan Chase Bank N.A.	7/27/2018	(812)
CHF	6,163,328	USD	6,309,152	JPMorgan Chase Bank N.A.	9/14/2018	(46,647)
CZK	9,851,000	USD	485,962	Deutsche Bank AG	9/05/2018	(41,535)
DKK	8,011,079	USD	1,265,666	Barclays Bank PLC	7/27/2018	(7,700)
EUR	3,879,846	USD	4,557,434	Deutsche Bank AG	7/27/2018	(18,707)
EUR	296,796	USD	347,925	Goldman Sachs International	7/27/2018	(726)
EUR	763,190	USD	893,343	JPMorgan Chase Bank N.A.	7/27/2018	(548)
EUR	6,001,208	USD	7,483,627	Morgan Stanley Capital Services, Inc.	7/18/2018	(467,899)
GBP	10,684,792	USD	14,400,620	JPMorgan Chase Bank N.A.	9/14/2018	(253,923)
GBP	780,904	USD	1,052,807	Merrill Lynch International	7/27/2018	(21,089)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts – continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
IDR	32,629,614,000	USD	2,324,709	Barclays Bank PLC	9/07/2018	$(68,193)
ILS	2,860,000	USD	805,925	JPMorgan Chase Bank N.A.	7/27/2018	(22,812)
JPY	972,681,332	USD	8,837,432	Goldman Sachs International	7/27/2018	(38,012)
JPY	4,590,936,337	USD	41,559,535	JPMorgan Chase Bank N.A.	7/27/2018	(27,353)
JPY	3,469,169,692	USD	31,594,000	JPMorgan Chase Bank N.A.	9/14/2018	(102,699)
JPY	195,000,000	USD	1,791,616	Royal Bank of Scotland Group PLC	7/27/2018	(27,536)
KRW	6,289,505,000	USD	5,821,729	JPMorgan Chase Bank N.A.	8/20/2018	(170,979)
NOK	40,705,284	USD	5,026,014	Goldman Sachs International	7/27/2018	(23,266)
NOK	194,373,441	USD	24,342,932	Goldman Sachs International	9/14/2018	(408,168)
NOK	54,923,363	USD	6,877,145	JPMorgan Chase Bank N.A.	9/14/2018	(113,990)
NZD	12,356,335	USD	8,403,000	Goldman Sachs International	9/14/2018	(33,515)
NZD	3,729,000	USD	2,583,443	JPMorgan Chase Bank N.A.	7/27/2018	(57,750)
PLN	3,697,930	USD	1,005,774	Barclays Bank PLC	7/27/2018	(18,201)
RUB	31,226,000	USD	497,977	JPMorgan Chase Bank N.A.	7/11/2018	(1,174)
SEK	38,904,000	USD	4,469,958	Barclays Bank PLC	7/27/2018	(118,727)
SEK	56,829,522	USD	6,511,183	Goldman Sachs International	7/27/2018	(155,066)
SEK	14,654,781	USD	1,665,522	Goldman Sachs International	9/14/2018	(20,324)
SGD	1,350,000	USD	1,010,767	JPMorgan Chase Bank N.A.	7/27/2018	(19,496)
THB	42,550,650	USD	1,339,545	JPMorgan Chase Bank N.A.	7/13/2018	(51,188)
ZAR	881,000	USD	68,897	JPMorgan Chase Bank N.A.	7/27/2018	(4,868)
USD	3,086,073	AUD	4,184,896	Goldman Sachs International	7/27/2018	(11,185)
USD	5,117,000	AUD	6,943,389	JPMorgan Chase Bank N.A.	9/14/2018	(22,617)
USD	3,486,786	CAD	4,598,000	HSBC Bank	7/27/2018	(12,209)
USD	11,340,000	CAD	15,067,322	JPMorgan Chase Bank N.A.	9/14/2018	(135,207)
USD	692,249	EUR	594,392	State Street Bank and Trust Company	7/27/2018	(3,083)
USD	189,748	EUR	162,619	Brown Brothers Harriman	7/27/2018	(487)
USD	2,113,179	EUR	1,824,002	Citibank N.A.	7/27/2018	(20,577)
USD	4,688,004	EUR	4,031,407	Goldman Sachs International	7/27/2018	(28,022)
USD	3,692,000	GBP	2,800,878	JPMorgan Chase Bank N.A.	9/14/2018	(16,371)
USD	4,416,083	NOK	35,974,000	Deutsche Bank AG	7/27/2018	(5,182)
USD	22,727,000	NOK	184,831,623	Goldman Sachs International	9/14/2018	(32,803)
USD	1,313,767	NZD	1,944,562	Deutsche Bank AG	7/27/2018	(3,306)
USD	2,200,290	NZD	3,251,000	Goldman Sachs International	7/27/2018	(1,648)

						$(3,306,229)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	179	$22,985,004	July - 2018	$627,078
DAX Index	Short	EUR	33	11,846,700	September - 2018	289,916
Hang Seng China Enterprises Index	Long	HKD	3	207,804	July - 2018	2,734
KOSPI 200 Index	Short	KRW	22	1,480,484	September - 2018	70,188
Mexican Bolsa Index	Long	MXN	167	4,056,804	September - 2018	117,428
MSCI Singapore Index	Long	SGD	480	12,893,945	July - 2018	25,133
MSCI Taiwan Index	Long	USD	216	8,372,160	July - 2018	63,720
Nifty Index	Short	USD	759	16,230,456	July - 2018	150,876
OMX Index	Long	SEK	520	9,028,768	July - 2018	140,516
Russell 2000 Index	Short	USD	109	8,978,875	September - 2018	193,185
S&P 500 Index	Short	USD	75	10,206,000	September - 2018	203,793
S&P/ASX 200 Index	Long	AUD	34	3,867,354	September - 2018	3,674

						$1,888,241

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts – continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	411	$39,346,719	September - 2018	$567,538
German Euro Buxl 30 yr	Long	EUR	3	622,554	September - 2018	9,732
U.S. Treasury Note 2 yr	Long	USD	162	34,316,156	September - 2018	2,741
U.S. Treasury Note 10 yr	Short	USD	247	29,686,313	September - 2018	33,402
U.S. Treasury Ultra Note 10 yr	Long	USD	21	3,350,813	September - 2018	26,329
U.S. Treasury Ultra Note 10 yr	Short	USD	171	21,928,078	September - 2018	3,265

						$643,007

						$2,531,248

Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	7,268	$19,171,281	August - 2018	$(2,817)
CAC 40 Index	Long	EUR	144	8,924,451	July - 2018	(275,287)
FTSE 100 Index	Long	GBP	159	15,887,017	September - 2018	(135,656)
FTSE/JSE Index	Short	ZAR	585	22,048,095	September - 2018	(118,501)
FTSE/MIB Index	Long	EUR	90	11,300,685	September - 2018	(226,719)
Hang Seng Index	Long	HKD	128	23,433,058	July - 2018	(310,389)
IBEX Index	Short	EUR	46	5,140,584	July - 2018	(5,422)
IBOV Index	Long	BRL	485	9,155,278	August - 2018	(55,531)
S&P/TSX 60 Index	Short	CAD	32	4,689,552	September - 2018	(55,302)
Topix Index	Short	JPY	42	6,564,693	September - 2018	(20,921)

						$(1,206,545)

Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	221	$22,981,714	September - 2018	$(181,036)
German Euro-Bund 10 yr	Short	EUR	81	15,375,897	September - 2018	(93,339)
Japan Government Bond 10 yr	Short	JPY	6	8,174,502	September - 2018	(9,294)
Long Gilt 10 yr	Short	GBP	22	3,572,987	September - 2018	(17,495)
U.S. Treasury Bond 30 yr	Short	USD	10	1,450,000	September - 2018	(5,739)
U.S. Treasury Note 5 yr	Short	USD	113	12,838,742	September - 2018	(11,876)

						$(318,779)

						$(1,525,324)

At June 30, 2018, the fund had cash collateral of $2,065,131 and other liquid securities with an aggregate value of $16,175,945 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $13,542 of securities on loan (identified cost, $588,485,714)	$660,205,779
Investments in affiliated issuers, at value (identified cost, $11,172,018)	11,173,384
Cash	10,587,939
Foreign currency, at value (identified cost, $53,279)	53,685
Restricted cash for
Forward foreign currency exchange contracts	580,000
Deposits with brokers for
Futures contracts	1,485,131
Receivables for
Forward foreign currency exchange contracts	5,789,708
Investments sold	12,739,123
Fund shares sold	866
Interest and dividends	4,604,269
Other assets	2,402
Total assets	$707,222,286
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,306,229
Daily variation margin on open futures contracts	236,162
Investments purchased	18,492,372
Fund shares reacquired	1,204,992
Collateral for securities loaned, at value	14,217
Payable to affiliates
Investment adviser	40,110
Shareholder servicing costs	101
Distribution and/or service fees	12,980
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	28,908
Accrued expenses and other liabilities	173,946
Total liabilities	$23,510,117
Net assets	$683,712,169
Net assets consist of
Paid-in capital	$568,567,368
Unrealized appreciation (depreciation) (net of $28,908 deferred country tax)	74,943,084
Accumulated net realized gain (loss)	33,217,066
Undistributed net investment income	6,984,651
Net assets	$683,712,169
Shares of beneficial interest outstanding	44,355,016

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,429,329	3,280,077	$15.68
Service Class	632,282,840	41,074,939	15.39

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$5,641,808
Dividends	4,437,830
Dividends from affiliated issuers	212,977
Income on securities loaned	11,334
Other	1,718
Foreign taxes withheld	(295,051)
Total investment income	$10,010,616
Expenses
Management fee	$2,550,611
Distribution and/or service fees	836,021
Shareholder servicing costs	7,646
Administrative services fee	59,156
Independent Trustees’ compensation	7,324
Custodian fee	53,860
Shareholder communications	22,692
Audit and tax fees	41,574
Legal fees	4,538
Miscellaneous	178,774
Total expenses	$3,762,196
Reduction of expenses by investment adviser	(33,304)
Net expenses	$3,728,892
Net investment income (loss)	$6,281,724
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $19,505 country tax)	$19,042,658
Affiliated issuers	309
Futures contracts	(5,896,504)
Forward foreign currency exchange contracts	(3,513,396)
Foreign currency	(121,988)
Net realized gain (loss)	$9,511,079
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $42,774 decrease in deferred country tax)	$(44,409,825)
Affiliated issuers	1,366
Futures contracts	638,146
Forward foreign currency exchange contracts	8,298,176
Translation of assets and liabilities in foreign currencies	(316,541)
Net unrealized gain (loss)	$(35,788,678)
Net realized and unrealized gain (loss)	$(26,277,599)
Change in net assets from operations	$(19,995,875)

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$6,281,724	$11,049,781
Net realized gain (loss)	9,511,079	24,717,280
Net unrealized gain (loss)	(35,788,678)	43,454,716
Change in net assets from operations	$(19,995,875)	$79,221,777
Distributions declared to shareholders
From net investment income	$—	$(22,895,168)
From net realized gain	—	(1,880,256)
Total distributions declared to shareholders	$—	$(24,775,424)
Change in net assets from fund share transactions	$(58,843,579)	$(83,723,186)
Total change in net assets	$(78,839,454)	$(29,276,833)
Net assets
At beginning of period	762,551,623	791,828,456
At end of period (including undistributed net investment income of $6,984,651 and $702,927, respectively)	$683,712,169	$762,551,623

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$16.11		$15.04	$14.92		$16.43	$16.20	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.26	$0.29	(c)	$0.29	$0.37	$0.32
Net realized and unrealized gain (loss)	(0.59)		1.36	0.67		(0.66)	0.36	1.02
Total from investment operations	$(0.43)		$1.62	$0.96		$(0.37)	$0.73	$1.34
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$—		$(0.87)	$(0.48)	$(0.41)
From net realized gain	—		(0.04)	(0.84)		(0.27)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.84)		$(1.14)	$(0.50)	$(0.41)
Net asset value, end of period (x)	$15.68		$16.11	$15.04		$14.92	$16.43	$16.20
Total return (%) (k)(r)(s)(x)	(2.67	)(n)	10.83	6.24	(c)	(2.23)	4.46	8.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.79	(c)	0.76	0.76	0.75
Expenses after expense reductions (f)	0.80	(a)	0.80	0.78	(c)	0.75	0.75	0.75
Net investment income (loss)	1.97	(a)	1.64	1.88	(c)	1.80	2.23	2.04
Portfolio turnover	42	(n)	35	38		57	32	65
Net assets at end of period (000 omitted)	$51,429		$56,096	$58,053		$63,253	$76,670	$75,559

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$15.84		$14.79	$14.72		$16.22	$15.99	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.22	$0.25	(c)	$0.25	$0.33	$0.28
Net realized and unrealized gain (loss)	(0.58)		1.34	0.66		(0.66)	0.35	0.99
Total from investment operations	$(0.45)		$1.56	$0.91		$(0.41)	$0.68	$1.27
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$—		$(0.82)	$(0.43)	$(0.37)
From net realized gain	—		(0.04)	(0.84)		(0.27)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.51)	$(0.84)		$(1.09)	$(0.45)	$(0.37)
Net asset value, end of period (x)	$15.39		$15.84	$14.79		$14.72	$16.22	$15.99
Total return (%) (k)(r)(s)(x)	(2.84	)(n)	10.58	5.98	(c)	(2.49)	4.25	8.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.04	(c)	1.01	1.01	1.00
Expenses after expense reductions (f)	1.05	(a)	1.05	1.03	(c)	1.00	1.00	1.00
Net investment income (loss)	1.72	(a)	1.39	1.63	(c)	1.55	2.00	1.79
Portfolio turnover	42	(n)	35	38		57	32	65
Net assets at end of period (000 omitted)	$632,283		$706,456	$733,775		$773,721	$912,616	$995,404

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

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Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$122,438,568	$541,057	$—	$122,979,625
Switzerland	—	18,377,867	—	18,377,867
Japan	17,452,649	—	—	17,452,649
United Kingdom	9,429,037	7,243,377	—	16,672,414
France	—	11,891,310	—	11,891,310
Canada	8,543,168	—	—	8,543,168
Germany	3,317,110	4,189,635	—	7,506,745
Netherlands	—	5,099,937	—	5,099,937
Taiwan	4,809,614	—	—	4,809,614
Other Countries	11,822,163	5,528,115	—	17,350,278
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	—	63,640,099	—	63,640,099
Non-U.S. Sovereign Debt	—	174,727,786	—	174,727,786
Municipal Bonds	—	907,493	—	907,493
U.S. Corporate Bonds	—	69,979,224	—	69,979,224
Residential Mortgage-Backed Securities	—	47,242,899	—	47,242,899
Commercial Mortgage-Backed Securities	—	5,474,648	—	5,474,648
Asset-Backed Securities (including CDOs)	—	11,323,968	—	11,323,968
Foreign Bonds	—	56,211,838	—	56,211,838
Mutual Funds	11,187,601	—	—	11,187,601
Total	$188,999,910	$482,379,253	$—	$671,379,163

Other Financial Instruments
Futures Contracts – Assets	$2,531,248	$—	$—	$2,531,248
Futures Contracts – Liabilities	(1,525,324)	—	—	(1,525,324)
Forward Foreign Currency Exchange Contracts – Assets	—	5,789,708	—	5,789,708
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,306,229)	—	(3,306,229)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $41,757,886 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $10,834,843 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

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Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$643,007	$(318,779)
Foreign Exchange	Forward Foreign Currency Exchange	5,789,708	(3,306,229)
Equity	Equity Futures	1,888,241	(1,206,545)
Equity	Purchased Equity Options	247,076	—
Total		$8,568,032	$(4,831,553)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$2,594,235	$—	$—
Foreign Exchange	—	(3,513,396)	—
Equity	(8,490,739)	—	(52,963)
Total	$(5,896,504)	$(3,513,396)	$(52,963)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(16,691)	$—	$(49,048)
Foreign Exchange	—	8,298,176	—
Equity	654,837	—	(222,763)
Total	$638,146	$8,298,176	$(271,811)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral

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Notes to Financial Statements (unaudited) – continued

requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2018:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$—	$(236,162)
Forward Foreign Currency Exchange Contracts	5,789,708	(3,306,229)
Purchased Options	247,076	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets and Liabilities	$6,036,784	$(3,542,391)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	395,532	(369,374)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$5,641,252	$(3,173,017)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$605,866	$(212,821)	$—	$(393,045)	$—
Brown Brothers Harriman	275	(275)	—	—	—
Deutsche Bank AG	39,909	(39,909)	—	—	—
Goldman Sachs International	2,817,394	(928,567)	—	(1,888,827)	—
JPMorgan Chase Bank N.A.	2,164,831	(1,386,958)	(777,873)	—	—
Merrill Lynch International	12,977	(12,977)	—	—	—
Total	$5,641,252	$(2,581,507)	$(777,873)	$(2,281,872)	$—

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(212,821)	$212,821	$—	$—	$—
Brown Brothers Harriman	(487)	275	—	—	(212)
Citibank N.A.	(20,577)	—	—	—	(20,577)
Deutsche Bank AG	(134,619)	39,909	—	50,000	(44,710)
Goldman Sachs International	(928,567)	928,567	—	—	—
JPMorgan Chase Bank N.A.	(1,386,958)	1,386,958	—	—	—
Merrill Lynch International	(21,089)	12,977	—	—	(8,112)
Morgan Stanley Capital Services, Inc.	(467,899)	—	—	467,899	—
Total	$(3,173,017)	$2,581,507	$—	$517,899	$(73,611)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

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Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on

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Notes to Financial Statements (unaudited) – continued

the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $13,542. The fair value of the fund’s investment securities on loan and a related liability of $14,217 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$22,895,168
Long-term capital gains	1,880,256
Total distributions	$24,775,424

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$612,299,061
Gross appreciation	64,493,853
Gross depreciation	(5,413,751)
Net unrealized appreciation (depreciation)	$59,080,102

As of 12/31/17
Undistributed ordinary income	16,032,244
Undistributed long-term capital gain	17,918,874
Other temporary differences	6,017
Net unrealized appreciation (depreciation)	101,183,541

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,774,948	$—	$134,500
Service Class	—	21,120,220	—	1,745,756
Total	$—	$22,895,168	$—	$1,880,256

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Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $33,304, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $7,589, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $57.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $644 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $216,312. The sales transactions resulted in net realized gains (losses) of $49,547.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$96,268,121	$62,757,736
Non-U.S. Government securities	$190,825,528	$224,402,675

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	47,332	$762,442	284,704	$4,549,890
Service Class	411,294	6,364,560	760,671	11,756,151
	458,626	$7,127,002	1,045,375	$16,306,041
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	120,394	$1,909,448
Service Class	—	—	1,465,768	22,865,976
	—	$—	1,586,162	$24,775,424
Shares reacquired
Initial Class	(248,674)	$(3,985,712)	(782,642)	$(12,462,762)
Service Class	(3,939,030)	(61,984,869)	(7,223,234)	(112,341,889)
	(4,187,704)	$(65,970,581)	(8,005,876)	$(124,804,651)
Net change
Initial Class	(201,342)	$(3,223,270)	(377,544)	$(6,003,424)
Service Class	(3,527,736)	(55,620,309)	(4,996,795)	(77,719,762)
	(3,729,078)	$(58,843,579)	(5,374,339)	$(83,723,186)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $2,569 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		71,788,272	135,600,590	(196,215,478)	11,173,384

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$309	$1,366	$—	$212,977	$11,173,384

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2018

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

GSS-SEM

MFS® Government Securities Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	50.7%
U.S. Treasury Securities	31.1%
U.S. Government Agencies	6.4%
Investment Grade Corporates	4.1%
Collateralized Debt Obligations	3.1%
Municipal Bonds	1.7%
Commercial Mortgage-Backed Securities	1.7%
Non-U.S. Government Bonds	0.3%
Asset-Backed Securities	0.2%
Emerging Markets Bonds (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	2.0%
A	3.1%
BBB	1.4%
U.S. Government	31.1%
Federal Agencies	57.1%
Cash & Cash Equivalents	0.7%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	7.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.59%	$1,000.00	$988.70	$2.91
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$987.82	$4.14
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.58%, $2.86, and $2.91 for Initial Class and 0.83%, $4.09, and $4.16 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.8%
Agency – Other – 0.8%
Financing Corp., 10.35%, 8/03/2018	$3,915,000	$3,946,625

Asset-Backed & Securitized – 5.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.507% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$2,277,000	$2,276,187
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.501% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	2,306,000	2,305,253
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	2,454,095	2,454,453
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,518,363
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,380,974
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	143,048
Dryden Senior Loan Fund, 2018-55A,
“A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,530,640
Ford Credit Floorplan Master Owner
Trust, 2015-4, “A2”, FLR, 2.673% (LIBOR-1mo. + 0.6%), 8/15/2020	960,000	960,442
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	1,938,078
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,478,811
Madison Park Funding Ltd., 2014-13A,
“BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,574,724
Morgan Stanley Bank of America
Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	407,928
Symphony CLO Ltd., 2016-17A, “BR”,
FLR, 3.547% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,332,243
TICP CLO Ltd., FLR, 3.198% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	2,261,352	2,252,962
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	948,260
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,931,844
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	895,188
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.523% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	1,319,055	1,318,680

		$26,648,078

Automotive – 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,013,364

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Hyundai Capital America, 2.4%, 10/30/2018 (n)	$222,000	$221,673

		$1,235,037

Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,236,278

Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,621,129

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$531,481

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,655,459

Consumer Products – 0.5%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,281,001
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,311,000	1,238,555

		$2,519,556

Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,000,000	$1,972,435

Local Authorities – 0.5%
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$960,000	$1,121,846
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,659,421

		$2,781,267

Major Banks – 0.8%
JPMorgan Chase & Co., 2.295%, 8/15/2021	$1,567,000	$1,513,897
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	2,387,000	2,359,802
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	565,000	552,352

		$4,426,051

Mortgage-Backed – 50.5%
Fannie Mae, 5.6%, 1/01/2019	$352,415	$356,283
Fannie Mae, 5%, 4/01/2019 – 3/01/2041	5,930,600	6,340,147
Fannie Mae, 5.5%, 5/01/2019 – 3/01/2038	8,093,162	8,774,731
Fannie Mae, 4.5%, 6/01/2019 – 6/01/2044	17,047,661	17,901,913
Fannie Mae, 4.783%, 8/01/2019	1,355,434	1,381,564
Fannie Mae, 5.05%, 8/01/2019	292,402	297,890
Fannie Mae, 4.67%, 9/01/2019	499,230	509,505
Fannie Mae, 1.99%, 10/01/2019	927,649	926,016
Fannie Mae, 4.14%, 8/01/2020	416,743	426,393
Fannie Mae, 6%, 2/01/2021 – 7/01/2037	1,000,794	1,100,152
Fannie Mae, 2.56%, 10/01/2021	229,284	225,466
Fannie Mae, 2.67%, 3/01/2022	441,202	433,942
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,538,557
Fannie Mae, 2.73%, 4/01/2023	498,326	489,298

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.41%, 5/01/2023	$628,883	$611,333
Fannie Mae, 2.55%, 5/01/2023	541,264	529,416
Fannie Mae, 2.59%, 5/01/2023	344,988	338,009
Fannie Mae, 2.28%, 11/01/2026	264,472	245,811
Fannie Mae, 2.683%, 12/25/2026	1,032,000	971,049
Fannie Mae, 3.144%, 3/25/2028	1,276,000	1,237,647
Fannie Mae, 6.5%, 9/01/2031 – 10/01/2037	833,414	927,467
Fannie Mae, 3%, 12/01/2031 – 11/01/2046	13,226,487	12,975,156
Fannie Mae, 4%, 9/01/2040 – 2/01/2045	37,495,704	38,503,834
Fannie Mae, 3.5%, 1/01/2042 – 1/01/2047	25,643,739	25,625,879
Fannie Mae, 2%, 5/25/2044	851,153	812,455
Freddie Mac, 5%, 9/01/2018 – 6/01/2040	1,128,869	1,197,938
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,496,742
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,791,713
Freddie Mac, 1.883%, 5/25/2019	3,727,532	3,705,645
Freddie Mac, 6%, 8/01/2019 – 10/01/2038	2,679,431	2,938,375
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,856,764
Freddie Mac, 4.186%, 8/25/2019	814,000	825,181
Freddie Mac, 1.869%, 11/25/2019	2,860,763	2,826,227
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,471,012
Freddie Mac, 2.313%, 3/25/2020	1,489,761	1,477,973
Freddie Mac, 4.224%, 3/25/2020	1,894,746	1,932,686
Freddie Mac, 3.808%, 8/25/2020	999,000	1,016,148
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,327,416
Freddie Mac, 2.455%, 3/25/2022	1,093,020	1,075,755
Freddie Mac, 5.5%, 5/01/2022 – 6/01/2041	1,925,461	2,082,605
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,596,812
Freddie Mac, 4.5%, 11/01/2022 – 5/01/2042	2,981,514	3,127,471
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,275,592
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,013,329
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,524,319
Freddie Mac, 3.3%, 4/25/2023 – 10/25/2026	4,406,044	4,415,847
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,283,370
Freddie Mac, 2.454%, 8/25/2023	1,469,000	1,424,495
Freddie Mac, 1.018%, 4/25/2024 (i)	16,700,606	701,873
Freddie Mac, 0.747%, 7/25/2024 (i)	17,870,826	555,082
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,693,066
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,813,450
Freddie Mac, 2.811%, 1/25/2025	3,025,000	2,959,323
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,102,984
Freddie Mac, 4%, 7/01/2025 – 4/01/2044	2,589,729	2,656,431
Freddie Mac, 3.01%, 7/25/2025	904,000	891,882
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,565,146
Freddie Mac, 3.224%, 3/25/2027 (i)	2,380,000	2,353,762
Freddie Mac, 3.243%, 4/25/2027	2,062,000	2,038,564
Freddie Mac, 3.117%, 6/25/2027	1,490,000	1,456,312
Freddie Mac, 0.714%, 7/25/2027 (i)	30,044,135	1,356,114
Freddie Mac, 3.194%, 7/25/2027	2,152,000	2,116,700
Freddie Mac, 0.569%, 8/25/2027 (i)	25,198,260	864,968
Freddie Mac, 3.187%, 9/25/2027	1,557,000	1,525,083
Freddie Mac, 3.286%, 11/25/2027	2,115,000	2,087,469
Freddie Mac, 3.444%, 12/25/2027	722,000	722,194
Freddie Mac, 0.426%, 1/25/2028 (i)	42,845,649	1,131,189
Freddie Mac, 0.434%, 1/25/2028 (i)	17,641,340	480,229
Freddie Mac, 0.27%, 2/25/2028 (i)	49,904,335	711,282
Freddie Mac, 0.263%, 4/25/2028 (i)	32,081,672	428,695
Freddie Mac, 3.85%, 5/25/2028	1,423,000	1,470,871

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 8/01/2032 – 5/01/2037	$510,793	$572,348
Freddie Mac, 3.5%, 12/01/2041 – 1/01/2047	29,991,233	29,998,959
Freddie Mac, 3%, 4/01/2043 – 11/01/2046	16,531,552	16,100,180
Ginnie Mae, 5.5%, 7/15/2033 – 1/20/2042	1,820,269	1,981,788
Ginnie Mae, 4.5%, 8/15/2039 – 9/20/2041	4,217,376	4,449,012
Ginnie Mae, 4%, 10/15/2039 – 4/20/2041	865,920	893,098
Ginnie Mae, 3.5%, 12/15/2041 – 6/20/2043	5,846,839	5,908,842
Ginnie Mae, 6.158%, 4/20/2058	37,266	39,404
Ginnie Mae, 0.658%, 2/16/2059 (i)	2,336,646	143,983

		$267,933,611

Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev.,
Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$4,114,000	$3,469,377
State of California (Build America Bonds), 7.6%, 11/01/2040	1,935,000	2,910,182

		$6,379,559

Other Banks & Diversified Financials – 0.6%
Banque Federative du Credit Mutuel
S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,453,428
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,575,862

		$3,029,290

Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$599,917

Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,306,657

Tobacco – 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,283,000	$1,230,263

U.S. Government Agencies and Equivalents – 5.6%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,431,558
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,513,061
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,118,558
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,483,247
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,782,768
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,193,494
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,299,975
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	589,872
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	760,685
Small Business Administration, 6.35%, 4/01/2021	41,161	42,269
Small Business Administration, 6.34%, 5/01/2021	54,615	55,920
Small Business Administration, 6.44%, 6/01/2021	98,207	101,275

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.625%, 7/01/2021	$130,993	$134,488
Small Business Administration, 6.07%, 3/01/2022	91,246	93,889
Small Business Administration, 4.98%, 11/01/2023	130,175	134,667
Small Business Administration, 4.77%, 4/01/2024	312,681	320,679
Small Business Administration, 5.52%, 6/01/2024	133,204	138,116
Small Business Administration, 4.99%, 9/01/2024	24,194	24,964
Small Business Administration, 5.11%, 4/01/2025	199,492	205,612
Small Business Administration, 2.21%, 2/01/2033	903,415	876,237
Small Business Administration, 2.22%, 3/01/2033	1,573,225	1,528,100
Small Business Administration, 3.15%, 7/01/2033	1,466,314	1,476,397
Small Business Administration, 3.16%, 8/01/2033	801,830	808,066
Small Business Administration, 3.62%, 9/01/2033	527,419	538,032
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,886,926

		$29,538,855

U.S. Treasury Obligations – 30.9%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$200,535
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,373,549
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,286,771
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,393,106
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	418,452
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,605,402
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,394,213
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,283,965
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	19,200,708
U.S. Treasury Bonds, 2.875%, 11/15/2046	5,178,000	5,069,788
U.S. Treasury Notes, 1.375%, 9/30/2019	22,635,000	22,340,568
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,012,315
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,478,916
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	1,927,213
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,675,156
U.S. Treasury Notes, 1.75%, 5/15/2022	6,594,000	6,366,558
U.S. Treasury Notes, 2.5%, 8/15/2023	28,069,000	27,738,970
U.S. Treasury Notes, 2.5%, 5/15/2024	14,369,000	14,143,362
U.S. Treasury Notes, 2%, 8/15/2025	438,000	414,902
U.S. Treasury Notes, 2%, 11/15/2026	4,554,000	4,267,774
U.S. Treasury Notes, 2.75%, 2/15/2028	6,284,000	6,230,242

		$163,822,465

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,446,391

Total Bonds (Identified Cost, $530,738,374)		$523,860,404

INVESTMENT COMPANIES (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $700,850)	700,920	$700,920

OTHER ASSETS, LESS LIABILITIES – 1.1%		5,791,870

NET ASSETS – 100.0%		$530,353,194

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $700,920 and $523,860,404, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,666,615, representing 4.3% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $530,738,374)	$523,860,404
Investments in affiliated issuers, at value (identified cost, $700,850)	700,920
Receivables for
Investments sold	4,474,428
Interest	2,762,643
Other assets	1,883
Total assets	$531,800,278
Liabilities
Payables for
Fund shares reacquired	$1,324,043
Payable to affiliates
Investment adviser	24,309
Shareholder servicing costs	43
Distribution and/or service fees	3,998
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	94,591
Total liabilities	$1,447,084
Net assets	$530,353,194
Net assets consist of
Paid-in capital	$541,035,995
Unrealized appreciation (depreciation)	(6,877,900)
Accumulated net realized gain (loss)	(26,854,809)
Undistributed net investment income	23,049,908
Net assets	$530,353,194
Shares of beneficial interest outstanding	43,420,854

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$335,918,578	27,426,014	$12.25
Service Class	194,434,616	15,994,840	12.16

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$8,298,186
Dividends from affiliated issuers	86,707
Total investment income	$8,384,893
Expenses
Management fee	$1,504,543
Distribution and/or service fees	251,001
Shareholder servicing costs	4,377
Administrative services fee	45,989
Independent Trustees’ compensation	7,144
Custodian fee	16,573
Shareholder communications	18,006
Audit and tax fees	30,914
Legal fees	3,455
Miscellaneous	17,324
Total expenses	$1,899,326
Reduction of expenses by investment adviser	(25,230)
Net expenses	$1,874,096
Net investment income (loss)	$6,510,797
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(358,668)
Affiliated issuers	(727)
Futures contracts	(122,985)
Net realized gain (loss)	$(482,380)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(12,832,789)
Affiliated issuers	397
Futures contracts	44,004
Net unrealized gain (loss)	$(12,788,388)
Net realized and unrealized gain (loss)	$(13,270,768)
Change in net assets from operations	$(6,759,971)

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$6,510,797	$14,129,796
Net realized gain (loss)	(482,380)	(673,000)
Net unrealized gain (loss)	(12,788,388)	(599,914)
Change in net assets from operations	$(6,759,971)	$12,856,882
Distributions declared to shareholders
From net investment income	$—	$(17,852,246)
Change in net assets from fund share transactions	$(39,382,458)	$(43,797,662)
Total change in net assets	$(46,142,429)	$(48,793,026)
Net assets
At beginning of period	576,495,623	625,288,649
At end of period (including undistributed net investment income of $23,049,908 and $16,539,111, respectively)	$530,353,194	$576,495,623

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$12.39		$12.51	$12.72		$13.02	$12.73	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.31	(c)	$0.27	$0.26	$0.25
Net realized and unrealized gain (loss)	(0.29)		(0.03)	(0.17)		(0.21)	0.35	(0.60)
Total from investment operations	$(0.14)		$0.28	$0.14		$0.06	$0.61	$(0.35)
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.35)		$(0.36)	$(0.32)	$(0.30)
From net realized gain	—		—	—		—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.40)	$(0.35)		$(0.36)	$(0.32)	$(0.41)
Net asset value, end of period (x)	$12.25		$12.39	$12.51		$12.72	$13.02	$12.73
Total return (%) (k)(r)(s)(x)	(1.13	)(n)	2.22	1.04	(c)	0.47	4.86	(2.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.57	(c)	0.60	0.60	0.60
Expenses after expense reductions (f)	0.59	(a)	0.60	0.56	(c)	0.59	0.59	0.59
Net investment income (loss)	2.47	(a)	2.45	2.40	(c)	2.09	2.04	1.89
Portfolio turnover	13	(n)	24	48		81	61	130
Net assets at end of period (000 omitted)	$335,919		$364,445	$388,457		$424,025	$484,573	$510,317

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$12.31		$12.42	$12.64		$12.93	$12.63	$13.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.28	(c)	$0.24	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.28)		(0.02)	(0.18)		(0.21)	0.36	(0.60)
Total from investment operations	$(0.15)		$0.25	$0.10		$0.03	$0.59	$(0.39)
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.32)		$(0.32)	$(0.29)	$(0.26)
From net realized gain	—		—	—		—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.36)	$(0.32)		$(0.32)	$(0.29)	$(0.37)
Net asset value, end of period (x)	$12.16		$12.31	$12.42		$12.64	$12.93	$12.63
Total return (%) (k)(r)(s)(x)	(1.22	)(n)	2.03	0.68	(c)	0.26	4.67	(2.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.82	(c)	0.85	0.85	0.85
Expenses after expense reductions (f)	0.84	(a)	0.85	0.81	(c)	0.84	0.84	0.84
Net investment income (loss)	2.22	(a)	2.20	2.15	(c)	1.84	1.79	1.63
Portfolio turnover	13	(n)	24	48		81	61	130
Net assets at end of period (000 omitted)	$194,435		$212,050	$236,831		$256,958	$299,520	$348,419

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$197,307,945	$—	$197,307,945
Non-U.S. Sovereign Debt	—	1,306,657	—	1,306,657
Municipal Bonds	—	9,160,826	—	9,160,826
U.S. Corporate Bonds	—	11,424,961	—	11,424,961
Residential Mortgage-Backed Securities	—	267,933,611	—	267,933,611
Commercial Mortgage-Backed Securities	—	9,163,683	—	9,163,683
Asset-Backed Securities (including CDOs)	—	17,484,395	—	17,484,395
Foreign Bonds	—	10,078,326	—	10,078,326
Mutual Funds	700,920	—	—	700,920
Total	$700,920	$523,860,404	$—	$524,561,324

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

At June 30, 2018, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(122,985)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$44,004

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$17,852,246

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$547,987,800
Gross appreciation	$0
Gross depreciation	(23,426,476)
Net unrealized appreciation (depreciation)	$(23,426,476)

As of 12/31/17
Undistributed ordinary income	16,539,111
Capital loss carryforwards	(15,440,020)
Net unrealized appreciation (depreciation)	(5,021,921)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,064,787)
Long-Term	(9,375,233)
Total	$(15,440,020)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$11,609,362
Service Class	—	6,242,884
Total	$—	$17,852,246

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $25,230, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2018. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $4,285, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $92.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $483 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$47,394,134	$46,827,515
Non-U.S. Government securities	$24,384,691	$24,254,139

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	241,360	$2,940,742	808,666	$10,123,347
Service Class	483,245	5,836,154	1,401,695	17,378,499
	724,605	$8,776,896	2,210,361	$27,501,846
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	933,228	$11,609,362
Service Class	—	—	504,679	6,242,884
	—	$—	1,437,907	$17,852,246
Shares reacquired
Initial Class	(2,240,894)	$(27,344,863)	(3,378,602)	$(42,475,081)
Service Class	(1,717,821)	(20,814,491)	(3,738,170)	(46,676,673)
	(3,958,715)	$(48,159,354)	(7,116,772)	$(89,151,754)

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,999,534)	$(24,404,121)	(1,636,708)	$(20,742,372)
Service Class	(1,234,576)	(14,978,337)	(1,831,796)	(23,055,290)
	(3,234,110)	$(39,382,458)	(3,468,504)	$(43,797,662)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29% and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,969 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		36,877,651	60,989,074	(97,165,805)	700,920

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(727)	$397	$—	$86,707	$700,920

18

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2018

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

HYS-SEM

MFS® High Yield Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.0%
Energy-Independent	6.2%
Medical & Health Technology & Services	6.0%
Metals & Mining	5.0%
Midstream	5.0%

Composition including fixed income credit quality (a)(i)
BBB	1.3%
BB	47.3%
B	39.9%
CCC	8.8%
CC	0.3%
C (o)	0.0%
Not Rated	(2.7)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	1.6%
Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.2
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.72%	$1,000.00	$987.87	$3.55
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$987.72	$4.78
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 96.2%
Aerospace – 1.8%
Dae Funding LLC, 5%, 8/01/2024 (n)		$2,415,000	$2,319,607
KLX, Inc., 5.875%, 12/01/2022 (n)		2,140,000	2,222,925
Transdigm Holdings UK PLC, 6.875%, 5/15/2026 (n)		440,000	446,050
TransDigm, Inc., 6.5%, 7/15/2024		1,155,000	1,175,213
TransDigm, Inc., 6.375%, 6/15/2026		1,160,000	1,151,300

			$7,315,095

Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.66%, (0% cash or 3.66% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(p)(z)		$1,168,400	$117

Automotive – 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$3,009,000	$2,960,104
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)		1,945,000	1,830,731
Jaguar Land Rover PLC, 4.5%, 10/01/2027 (n)		575,000	513,187

			$5,304,022

Broadcasting – 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$1,535,000	$1,650,125
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		530,000	562,145
Match Group, Inc., 6.375%, 6/01/2024		1,825,000	1,920,813
Meredith Corp., 6.875%, 2/01/2026 (n)		1,225,000	1,208,156
Netflix, Inc., 5.875%, 2/15/2025		1,475,000	1,513,040
Netflix, Inc., 3.625%, 5/15/2027	EUR	800,000	915,555
Netflix, Inc., 4.875%, 4/15/2028 (n)		$450,000	428,927
Netflix, Inc., 5.875%, 11/15/2028 (n)		1,975,000	1,994,157
WMG Acquisition Corp., 5%, 8/01/2023 (n)		525,000	522,375
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,595,000	1,555,125
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		300,000	297,375

			$12,567,793

Building – 4.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$2,080,000	$2,132,000
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,500,000	1,475,625
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,410,000	1,296,354
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		485,000	500,763
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,515,000	1,522,575

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
James Hardie International Finance
Ltd., 4.75%, 1/15/2025 (n)	$310,000	$302,250
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	1,420,000	1,341,900
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)	1,710,000	1,816,875
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	1,006,970
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,375,000	1,433,437
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,730,000	1,708,375
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,265,000	1,268,162
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,840,000	1,867,600

		$17,672,886

Business Services – 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$1,540,000	$1,570,800
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	765,000	768,729
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	1,270,000	1,281,113
CDK Global, Inc., 4.875%, 6/01/2027	2,585,000	2,478,369
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,172,051
Equinix, Inc., 5.75%, 1/01/2025	1,000,000	1,007,200
Equinix, Inc., 5.875%, 1/15/2026	1,045,000	1,058,585
First Data Corp., 5%, 1/15/2024 (n)	3,085,000	3,061,862
MSCI, Inc., 4.75%, 8/01/2026 (n)	1,615,000	1,562,513
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	1,605,000	1,617,037
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)	1,695,000	1,617,403

		$17,195,662

Cable TV – 7.8%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$1,695,000	$1,670,422
Altice Financing S.A., 7.5%, 5/15/2026 (n)	640,000	619,008
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	1,340,000	1,293,100
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	2,750,000	2,756,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	815,000	788,513
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,185,000	3,129,262
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	1,150,000	1,122,687
Cequel Communications Holdings I LLC/ Cequel Capital Corp., 7.5%, 4/01/2028 (z)	875,000	885,675
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,585,000	2,468,675
DISH DBS Corp., 5%, 3/15/2023	560,000	485,800

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
DISH DBS Corp., 5.875%, 11/15/2024	$750,000	$634,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,605,000	1,440,006
Lynx II Corp., 6.375%, 4/15/2023 (n)	735,000	735,000
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	770,000	750,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	1,605,000	1,635,094
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	950,000	936,938
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	2,200,000	2,002,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	1,865,000	1,920,950
Videotron Ltd., 5.375%, 6/15/2024 (n)	455,000	465,806
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,660,000	2,580,732
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	187,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	1,655,000	1,530,875
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,080,000	1,943,531

		$31,983,887

Chemicals – 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$2,225,000	$2,208,312
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,385,000	1,421,356
OCI N.V., 6.625%, 4/15/2023 (n)	2,065,000	2,097,421
PolyOne Corp., 5.25%, 3/15/2023	1,565,000	1,592,388
SPCM S.A., 4.875%, 9/15/2025 (n)	2,060,000	1,967,300

		$9,286,777

Computer Software – 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,485,000	$1,505,229
Diamond 1 Finance Corp./Diamond 2
Finance Corp., 6.02%, 6/15/2026 (n)	935,000	982,116
VeriSign, Inc., 4.625%, 5/01/2023	745,000	749,656
VeriSign, Inc., 5.25%, 4/01/2025	525,000	531,405
VeriSign, Inc., 4.75%, 7/15/2027	502,000	479,260

		$4,247,666

Computer Software – Systems – 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$815,000	$831,300
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	510,000	501,075
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,730,000	1,736,487
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	1,415,000	1,457,026
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	1,990,000	2,009,900

		$6,535,788

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 4.2%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,500,000	$2,503,125
Apex Tool Group LLC, 9%, 2/15/2023 (n)	1,255,000	1,214,213
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,760,000	1,782,000
EnerSys, 5%, 4/30/2023 (n)	3,100,000	3,084,500
Enpro Industries, Inc., 5.875%, 9/15/2022	2,035,000	2,075,700
Entegris, Inc., 4.625%, 2/10/2026 (n)	1,890,000	1,800,225
Gates Global LLC, 6%, 7/15/2022 (n)	872,000	882,900
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,945,000	1,930,412
TriMas Corp., 4.875%, 10/15/2025 (n)	2,020,000	1,919,000

		$17,192,075

Construction – 1.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$127,410
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	122,059
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	1,940,000	1,902,286
Toll Brothers Finance Corp., 4.875%, 11/15/2025	590,000	567,875
Toll Brothers Finance Corp., 4.35%, 2/15/2028	1,810,000	1,617,688

		$4,337,318

Consumer Products – 1.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,995,000	$1,913,953
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	765,000	777,909
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	1,240,000	1,227,600
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,905,000	1,881,188

		$5,800,650

Consumer Services – 1.9%
Interval Acquisition Corp., 5.625%, 4/15/2023	$1,225,000	$1,234,947
Matthews International Corp., 5.25%, 12/01/2025 (n)	1,515,000	1,450,612
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	970,000	963,938
Service Corp. International, 4.625%, 12/15/2027	1,290,000	1,218,534
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,845,000	1,789,650
West Corp., 8.5%, 10/15/2025 (n)	1,195,000	1,090,437

		$7,748,118

Containers – 4.4%
Berry Global Group, Inc., 5.5%, 5/15/2022	$2,200,000	$2,219,580
Berry Global Group, Inc., 6%, 10/15/2022	500,000	514,625
Crown American LLC, 4.5%, 1/15/2023	1,477,000	1,447,460
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	775,000	736,250
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,080,000	988,200
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,475,000	1,419,687

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Multi-Color Corp., 6.125%, 12/01/2022 (n)	$2,124,000	$2,171,790
Reynolds Group, 5.75%, 10/15/2020	741,368	744,148
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,244,250
Reynolds Group, 7%, 7/15/2024 (n)	1,265,000	1,291,881
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	1,969,500
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	367,738
Sealed Air Corp., 5.5%, 9/15/2025 (n)	420,000	431,550
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,385,000	1,315,750
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	1,230,000	1,245,375

		$18,107,784

Electrical Equipment – 0.7%
CommScope Tech LLC, 5%, 3/15/2027 (n)	$2,910,000	$2,739,037

Electronics – 0.7%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$835,000	$866,312
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,095,600

		$2,961,912

Energy – Independent – 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$2,350,000	$2,488,062
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,035,000	1,963,775
Diamondback Energy, Inc., 5.375%, 5/31/2025	2,645,000	2,645,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	775,000	773,063
Gulfport Energy Corp., 6%, 10/15/2024	1,445,000	1,390,813
Gulfport Energy Corp., 6.375%, 5/15/2025	730,000	709,925
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	1,580,000	1,524,700
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (z)	430,000	422,475
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,560,000	2,540,800
PDC Energy, Inc., 6.125%, 9/15/2024	2,475,000	2,524,500
QEP Resources, Inc., 5.25%, 5/01/2023	2,325,000	2,272,687
QEP Resources, Inc., 5.625%, 3/01/2026	975,000	933,563
Sanchez Energy Corp., 6.125%, 1/15/2023	1,180,000	802,400
Seven Generations Energy, 6.75%, 5/01/2023 (n)	1,230,000	1,273,050
Seven Generations Energy, 5.375%, 9/30/2025 (n)	565,000	543,106
SM Energy Co., 6.75%, 9/15/2026	2,390,000	2,395,975

		$25,203,894

Entertainment – 1.9%
Cedar Fair LP, 5.375%, 6/01/2024	$515,000	$520,150
Cinemark USA, Inc., 5.125%, 12/15/2022	1,205,000	1,215,544
Cinemark USA, Inc., 4.875%, 6/01/2023	1,450,000	1,420,819
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,250,000	1,240,625

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – continued
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$3,375,000	$3,286,406

		$7,683,544

Financial Institutions – 1.3%
Navient Corp., 7.25%, 1/25/2022	$1,065,000	$1,114,256
Navient Corp., 7.25%, 9/25/2023	1,560,000	1,634,100
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,710,000	2,675,556

		$5,423,912

Food & Beverages – 3.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,620,000	$1,565,325
Aramark Services, Inc., 5%, 2/01/2028 (n)	1,135,000	1,083,925
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	2,185,000	2,124,912
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	530,000	500,691
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,835,000	1,752,443
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,175,000	1,142,688
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	750,000	729,375
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	2,060,000	1,910,650
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,290,000	1,359,338
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,055,000	2,090,962

		$14,260,309

Forest & Paper Products – 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$687,000	$3,864

Gaming & Lodging – 3.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,600,000	$1,628,480
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	925,000	944,656
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,665,000	1,665,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	257,400
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	1,595,000	1,567,087
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,995,000	1,945,125
MGM Resorts International, 6.625%, 12/15/2021	1,475,000	1,554,281
MGM Resorts International, 5.75%, 6/15/2025	1,055,000	1,053,365
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,944,850
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	920,000	913,100
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	1,505,000	1,493,713

		$14,967,057

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Industrial – 0.9%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$1,420,000	$1,462,600
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	2,215,000	2,115,325

		$3,577,925

Insurance – 0.3%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$1,330,000	$1,280,125

Insurance – Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$1,240,000	$1,306,650
Centene Corp., 5.375%, 6/01/2026 (n)	2,130,000	2,157,967

		$3,464,617

Insurance – Property & Casualty – 0.6%
Hub International Ltd., 7%, 5/01/2026 (n)	$1,385,000	$1,367,688
Wand Merger Corp., 8.125%, 7/15/2023 (z)	950,000	964,250

		$2,331,938

Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,730,000	$1,770,569

Major Banks – 0.9%
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	$1,555,000	$1,520,013
UBS Group AG, 6.875%, 12/29/2049	2,245,000	2,222,752

		$3,742,765

Medical & Health Technology & Services – 5.7%
DaVita, Inc., 5.125%, 7/15/2024	$620,000	$601,400
DaVita, Inc., 5%, 5/01/2025	1,740,000	1,637,775
HCA, Inc., 7.5%, 2/15/2022	2,030,000	2,207,625
HCA, Inc., 5%, 3/15/2024	1,430,000	1,430,000
HCA, Inc., 5.375%, 2/01/2025	2,060,000	2,028,482
HCA, Inc., 5.875%, 2/15/2026	1,495,000	1,508,081
HealthSouth Corp., 5.125%, 3/15/2023	1,735,000	1,735,000
HealthSouth Corp., 5.75%, 11/01/2024	500,000	500,290
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	1,310,000	1,273,975
Polaris, 8.5%, 12/01/2022 (n)	1,455,000	1,500,469
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,745,000	1,699,194
Quorum Health Corp., 11.625%, 4/15/2023	1,055,000	1,055,000
Tenet Healthcare Corp., 8.125%, 4/01/2022	1,355,000	1,416,680
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,610,000	1,601,950
Universal Health Services, Inc., 7.625%, 8/15/2020	1,685,000	1,680,787
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,405,000	1,341,775

		$23,218,483

Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$1,360,000	$1,390,600
Teleflex, Inc., 4.875%, 6/01/2026	855,000	837,900

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – continued
Teleflex, Inc., 4.625%, 11/15/2027	$925,000	$874,125

		$3,102,625

Metals & Mining – 4.9%
Baffinland Iron Mines
Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,360,000	$1,361,768
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	1,155,000	1,166,550
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	720,000	720,000
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	835,000	789,075
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,135,000	1,030,013
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,954,000	3,112,630
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,820,000	1,856,400
Kinross Gold Corp., 5.95%, 3/15/2024	295,000	302,375
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	202,000	185,335
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	879,480
Northwest Acquisitions
ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	2,040,000	2,034,900
Novelis Corp., 5.875%, 9/30/2026 (n)	2,545,000	2,436,837
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,520,000	1,464,900
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	469,069
Steel Dynamics, Inc., 5.5%, 10/01/2024	1,110,000	1,130,812
TMS International Corp., 7.25%, 8/15/2025 (n)	1,250,000	1,278,125

		$20,218,269

Midstream – 4.9%
Blue Racer Midstream LLC/Blue
Racer Finance Corp., 6.125%, 11/15/2022 (n)	$1,055,000	$1,065,550
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	1,095,000	1,083,722
Cheniere Energy, Inc., 5.875%, 3/31/2025	1,285,000	1,336,400
DCP Midstream LP, 4.95%, 4/01/2022	772,000	780,685
DCP Midstream LP, 3.875%, 3/15/2023	1,480,000	1,430,050
DCP Midstream LP, 5.6%, 4/01/2044	815,000	769,156
Energy Transfer Equity LP, 5.875%, 1/15/2024	2,025,000	2,075,625
Energy Transfer Equity LP, 5.5%, 6/01/2027	1,000,000	1,000,000
EnLink Midstream Partners LP, 4.4%, 4/01/2024	1,005,000	966,776
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	3,950,000	3,880,875
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027	3,515,000	3,409,550

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$1,445,000	$1,445,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	745,000	735,688

		$19,979,077

Network & Telecom – 0.7%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$1,060,000	$1,079,875
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	2,035,000	1,999,387

		$3,079,262

Oil Services – 2.0%
Apergy Corp, 6.375%, 5/01/2026 (n)	$1,085,000	$1,102,631
Bristow Group, Inc., 6.25%, 10/15/2022	1,659,000	1,289,872
Diamond Offshore Drill Co., 7.875%, 8/15/2025	830,000	860,088
Diamond Offshore Drill Co., 5.7%, 10/15/2039	1,815,000	1,452,000
Ensco PLC, 7.75%, 2/01/2026	1,520,000	1,435,944
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	2,080,000	2,002,000

		$8,142,535

Oils – 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$2,105,000	$2,073,425

Pharmaceuticals – 0.9%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$805,000	$724,500
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	505,000	420,917
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,605,000	1,492,650
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	1,335,000	1,229,869

		$3,867,936

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$225,000	$218,813
Teck Resources Ltd., 6.25%, 7/15/2041	1,365,000	1,358,175

		$1,576,988

Printing & Publishing – 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$855,000	$840,123

Real Estate – Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,815,000	$1,778,700
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,215,000	2,115,325

		$3,894,025

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,285,000	$2,285,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	1,090,000	1,081,825

		$3,366,825

Restaurants – 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,215,000	$1,215,219
IRB Holding Corp., 6.75%, 2/15/2026 (n)	1,285,000	1,227,175
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,020,000	1,989,700

		$4,432,094

Retailers – 0.7%
DriveTime Automotive Group, Inc./DT
Acceptance Corp., 8%, 6/01/2021 (n)	$660,000	$666,600
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	440,000	429,000
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,685,000	1,626,025

		$2,721,625

Specialty Chemicals – 1.1%
A Schulman, Inc., 6.875%, 6/01/2023	$1,625,000	$1,711,125
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,585,000	2,665,781

		$4,376,906

Specialty Stores – 0.3%
Group 1 Automotive, Inc., 5%, 6/01/2022	$1,415,000	$1,404,388

Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$1,570,000	$1,482,237

Telecommunications – Wireless – 4.1%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$750,000	$725,625
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,450,000	1,334,000
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,206,000	1,830,980
SBA Communications Corp., 4%, 10/01/2022 (n)	2,125,000	2,032,031
SBA Communications Corp., 4.875%, 9/01/2024	865,000	827,407
Sprint Corp., 7.875%, 9/15/2023	925,000	959,109
Sprint Corp., 7.125%, 6/15/2024	2,700,000	2,725,893
Sprint Nextel Corp., 6%, 11/15/2022	2,080,000	2,061,800
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	726,275
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,195,950
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,423,125
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,015,000	987,088

		$16,829,283

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$700,342
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,840,000	1,771,000

		$2,471,342

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$1,035,000	$785,953
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	395,000	382,163
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,005,000	864,300

		$2,032,416

Utilities – Electric Power – 2.6%
Calpine Corp., 5.5%, 2/01/2024	$1,050,000	$964,687
Calpine Corp., 5.75%, 1/15/2025	595,000	544,053
Calpine Corp., 5.25%, 6/01/2026 (n)	1,035,000	974,841
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	408,500
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,285,425
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	960,175
Drax Finco PLC, 6.625%, 11/01/2025 (z)	1,480,000	1,472,600
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,960,000	1,886,500
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	2,100,000	2,100,000

		$10,596,781

Total Bonds (Identified Cost, $407,751,539)		$394,413,751

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – 0.5%
Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.375%, 4/30/2021	$407,046	$408,064

Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.885%, 6/23/2022	$472,723	$470,655

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 5.042%, 6/24/2021	$970,996	$972,210

Total Floating Rate Loans (Identified Cost, $1,849,021)		$1,850,929

COMMON STOCKS – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u) (Identified Cost, $401,400)	1,115	$991,703

INVESTMENT COMPANIES (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $8,913,480)	8,913,873	$8,913,873

OTHER ASSETS, LESS LIABILITIES – 0.9%		3,902,122

NET ASSETS – 100.0%		$410,072,378

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,913,873 and $397,256,383, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $226,012,423, representing 55.1% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cequel Communications Holdings I LLC/ Cequel Capital Corp., 7.5%, 4/01/2028	6/07/18-6/11/18	$891,215	$885,675
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.66%, (0% cash or 3.66% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050	4/12/06	1,080,058	117
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	1,487,989	1,472,600
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025	6/06/18-6/07/18	424,662	422,475

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Wand Merger Corp., 8.125%, 7/15/2023	6/28/18	$958,938	$964,250
Total Restricted Securities			$3,745,117
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	971,624	EUR	821,329	JPMorgan Chase Bank N.A.	7/27/2018	$10,817

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	106	$12,739,875	September - 2018	$24,461

Liability Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	5	$949,129	September - 2018	$(6,967)

At June 30, 2018, the fund had cash collateral of $125,555 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

10

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $410,001,960)	$397,256,383
Investments in affiliated issuers, at value (identified cost, $8,913,480)	8,913,873
Cash	32,409
Deposits with brokers for
Futures contracts	125,555
Receivables for
Forward foreign currency exchange contracts	10,817
Investments sold	152,179
Fund shares sold	15,563
Interest	6,307,836
Other assets	1,494
Total assets	$412,816,109
Liabilities
Payables for
Daily variation margin on open futures contracts	$566
Investments purchased	2,363,305
Fund shares reacquired	253,942
Payable to affiliates
Investment adviser	7,182
Shareholder servicing costs	58
Distribution and/or service fees	1,099
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	117,479
Total liabilities	$2,743,731
Net assets	$410,072,378
Net assets consist of
Paid-in capital	$425,527,027
Unrealized appreciation (depreciation)	(12,716,923)
Accumulated net realized gain (loss)	(35,229,267)
Undistributed net investment income	32,491,541
Net assets	$410,072,378
Shares of beneficial interest outstanding	72,015,265

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$356,592,904	62,515,247	$5.70
Service Class	53,479,474	9,500,018	5.63

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$11,527,833
Dividends from affiliated issuers	83,526
Other	41,902
Total investment income	$11,653,261
Expenses
Management fee	$1,478,605
Distribution and/or service fees	69,240
Shareholder servicing costs	7,229
Administrative services fee	36,640
Independent Trustees’ compensation	4,344
Custodian fee	14,579
Shareholder communications	26,815
Audit and tax fees	38,832
Legal fees	8,468
Miscellaneous	19,572
Total expenses	$1,704,324
Reduction of expenses by investment adviser	(112,587)
Net expenses	$1,591,737
Net investment income (loss)	$10,061,524
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,344,419)
Affiliated issuers	(943)
Futures contracts	352,795
Forward foreign currency exchange contracts	59,083
Foreign currency	125
Net realized gain (loss)	$(933,359)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,912,153)
Affiliated issuers	1,298
Futures contracts	(49,740)
Forward foreign currency exchange contracts	10,817
Translation of assets and liabilities in foreign currencies	(50)
Net unrealized gain (loss)	$(13,949,828)
Net realized and unrealized gain (loss)	$(14,883,187)
Change in net assets from operations	$(4,821,663)

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$10,061,524	$21,876,775
Net realized gain (loss)	(933,359)	812,597
Net unrealized gain (loss)	(13,949,828)	6,671,003
Change in net assets from operations	$(4,821,663)	$29,360,375
Distributions declared to shareholders
From net investment income	$—	$(29,244,080)
Change in net assets from fund share transactions	$(27,998,571)	$(30,530,978)
Total change in net assets	$(32,820,234)	$(30,414,683)
Net assets
At beginning of period	442,892,612	473,307,295
At end of period (including undistributed net investment income of $32,491,541 and $22,430,017, respectively)	$410,072,378	$442,892,612

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$5.77		$5.78	$5.43		$6.11	$6.28	$6.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.32	(c)	$0.33	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.21)		0.10	0.42		(0.57)	(0.17)	0.02
Total from investment operations	$(0.07)		$0.38	$0.74		$(0.24)	$0.18	$0.38
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.39)		$(0.44)	$(0.35)	$(0.15)
Net asset value, end of period (x)	$5.70		$5.77	$5.78		$5.43	$6.11	$6.28
Total return (%) (k)(r)(s)(x)	(1.21	)(n)	6.69	13.82	(c)	(4.22)	2.81	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.76	(c)	0.77	0.77	0.76
Expenses after expense reductions (f)	0.72	(a)	0.72	0.70	(c)	0.72	0.74	0.75
Net investment income (loss)	4.80	(a)	4.78	5.60	(c)	5.43	5.44	5.79
Portfolio turnover	23	(n)	49	41		33	43	52
Net assets at end of period (000 omitted)	$356,593		$384,393	$404,118		$419,474	$514,089	$600,994

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$5.70		$5.72	$5.37		$6.04	$6.21	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.26	$0.30	(c)	$0.31	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.20)		0.10	0.43		(0.56)	(0.16)	0.02
Total from investment operations	$(0.07)		$0.36	$0.73		$(0.25)	$0.17	$0.36
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.38)		$(0.42)	$(0.34)	$(0.14)
Net asset value, end of period (x)	$5.63		$5.70	$5.72		$5.37	$6.04	$6.21
Total return (%) (k)(r)(s)(x)	(1.23	)(n)	6.31	13.64	(c)	(4.42)	2.53	6.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.02	(c)	1.02	1.02	1.01
Expenses after expense reductions (f)	0.97	(a)	0.97	0.95	(c)	0.97	0.99	1.00
Net investment income (loss)	4.55	(a)	4.54	5.36	(c)	5.18	5.19	5.56
Portfolio turnover	23	(n)	49	41		33	43	52
Net assets at end of period (000 omitted)	$53,479		$58,499	$69,189		$71,421	$84,272	$102,616

See Notes to Financial Statements

14

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

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adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
U.S. Corporate Bonds	—	329,973,654	—	329,973,654
Asset-Backed Securities (including CDOs)	—	117	—	117
Foreign Bonds	—	64,439,980	—	64,439,980
Floating Rate Loans	—	1,850,929	—	1,850,929
Mutual Funds	8,913,873	—	—	8,913,873
Total	$8,913,873	$396,264,680	$991,703	$406,170,256

Other Financial Instruments
Futures Contracts – Assets	$24,461	$—	$—	$24,461
Futures Contracts – Liabilities	(6,967)	—	—	(6,967)
Forward Foreign Currency Exchange
Contracts – Assets	—	10,817	—	10,817

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/17	$991,703
Change in unrealized appreciation or depreciation	0
Balance as of 6/30/18	$991,703

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2018 is $0. At June 30, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

17

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exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$24,461	$(6,967)
Foreign Exchange	Forward Foreign Currency Exchange	10,817	—
Total		$35,278	$(6,967)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$352,795	$—
Foreign Exchange	—	59,083
Total	$352,795	$59,083

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(49,740)	$—
Foreign Exchange	—	10,817
Total	$(49,740)	$10,817

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

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Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$29,244,080

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$422,933,166
Gross depreciation	(16,762,910)
Net unrealized appreciation (depreciation)	$(16,762,910)

As of 12/31/17
Undistributed ordinary income	22,862,321
Capital loss carryforwards	(32,124,248)
Net unrealized appreciation (depreciation)	(1,371,059)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Notes to Financial Statements (unaudited) – continued

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(32,124,248)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$25,150,910
Service Class	—	4,093,170
Total	$—	$29,244,080

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $19,481, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $93,106, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $7,040, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $189.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0173% of the fund’s average daily net assets.

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Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $378 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $102,694,290 and $116,187,652, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,277,625	$7,329,441	3,789,799	$22,219,006
Service Class	295,943	1,670,924	1,361,172	8,035,087
	1,573,568	$9,000,365	5,150,971	$30,254,093
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,412,440	$25,150,910
Service Class	—	—	727,028	4,093,170
	—	$—	5,139,468	$29,244,080
Shares reacquired
Initial Class	(5,418,414)	$(30,999,734)	(11,406,776)	$(67,327,394)
Service Class	(1,061,889)	(5,999,202)	(3,919,122)	(22,701,757)
	(6,480,303)	$(36,998,936)	(15,325,898)	$(90,029,151)
Net change
Initial Class	(4,140,789)	$(23,670,293)	(3,204,537)	$(19,957,478)
Service Class	(765,946)	(4,328,278)	(1,830,922)	(10,573,500)
	(4,906,735)	$(27,998,571)	(5,035,459)	$(30,530,978)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 19%, 6%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,516 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		10,426,974	57,418,120	(58,931,221)	8,913,873

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(943)	$1,298	$—	$83,526	$8,913,873

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,720,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

23

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

24

Semiannual Report

June 30, 2018

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

FCI-SEM

MFS® International Growth Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.7%
SAP AG	3.2%
AIA Group Ltd.	3.0%
Roche Holding AG	3.0%
Accenture PLC, “A”	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
L’Oréal	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Canadian National Railway Co.	2.3%
Pernod Ricard S.A.	2.2%

Equity sectors
Consumer Staples	18.3%
Technology	17.4%
Health Care	13.0%
Financial Services	11.7%
Basic Materials	7.9%
Industrial Goods & Services	6.8%
Special Products & Services	6.7%
Retailing	6.0%
Leisure	3.9%
Transportation	2.4%
Energy	2.1%
Utilities & Communications	1.7%
Autos & Housing	0.8%

Issuer country weightings (x)
France	18.1%
Germany	11.6%
Switzerland	11.5%
United Kingdom	10.9%
Japan	9.2%
China	6.4%
United States	5.7%
Canada	4.0%
Taiwan	3.3%
Other Countries	19.3%

Currency exposure weightings (y)
Euro	33.6%
British Pound Sterling	11.7%
Swiss Franc	11.5%
United States Dollar	9.5%
Japanese Yen	9.2%
Hong Kong Dollar	4.4%
Chinese Renminbi	4.2%
Taiwan Dollar	3.3%
Indian Rupee	3.0%
Other Currencies	9.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	1.03%	$1,000.00	$1,010.97	$5.14
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
Service Class	Actual	1.28%	$1,000.00	$1,009.11	$6.38
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.88%, $4.39, and $4.41 for Initial Class and 1.13%, $5.63, and $5.66 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Aerospace – 1.4%
Rolls-Royce Holdings PLC	161,065	$2,100,573

Alcoholic Beverages – 5.3%
AmBev S.A., ADR	124,799	$577,819
China Resources Beer Holdings Co. Ltd.	230,000	1,116,932
Diageo PLC	81,135	2,912,397
Pernod Ricard S.A.	20,387	3,327,463

		$7,934,611

Apparel Manufacturers – 5.0%
Burberry Group PLC	51,555	$1,469,658
Kering S.A.	4,539	2,563,392
LVMH Moet Hennessy Louis Vuitton SE	10,432	3,467,792

		$7,500,842

Broadcasting – 1.6%
Publicis Groupe S.A. (l)	15,550	$1,068,568
WPP PLC	89,318	1,406,278

		$2,474,846

Business Services – 6.7%
Accenture PLC, “A”	27,203	$4,450,139
Brenntag AG	21,434	1,194,461
Compass Group PLC	75,800	1,614,860
Experian Group Ltd.	77,186	1,909,483
Intertek Group PLC	12,754	962,123

		$10,131,066

Computer Software – 4.8%
Dassault Systems S.A.	9,141	$1,279,146
OBIC Co. Ltd.	14,000	1,159,554
SAP AG	41,409	4,784,968

		$7,223,668

Computer Software – Systems – 3.9%
Amadeus IT Group S.A.	30,185	$2,378,318
Hitachi Ltd.	205,000	1,447,211
Luxoft Holding, Inc. (a)	3,480	128,238
NICE Systems Ltd., ADR (a)	18,031	1,871,077

		$5,824,844

Construction – 0.9%
Toto Ltd.	27,600	$1,281,344

Consumer Products – 5.5%
Kao Corp.	20,200	$1,541,706
L’Oréal	16,488	4,068,017
Reckitt Benckiser Group PLC	31,992	2,634,197

		$8,243,920

Containers – 0.7%
Brambles Ltd.	163,998	$1,077,736

Electrical Equipment – 3.9%
Legrand S.A.	10,766	$788,546
Mettler-Toledo International, Inc. (a)	2,661	1,539,734

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Prysmian S.p.A.	40,546	$1,007,451
Schneider Electric S.A.	31,124	2,588,850

		$5,924,581

Electronics – 3.7%
MediaTek, Inc.	85,000	$836,381
Mellanox Technologies Ltd. (a)	7,057	594,905
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	113,372	4,144,880

		$5,576,166

Energy – Independent – 1.4%
Caltex Australia Ltd.	28,854	$694,840
Oil Search Ltd.	217,136	1,430,154

		$2,124,994

Energy – Integrated – 0.7%
Suncor Energy, Inc.	25,120	$1,022,264

Food & Beverages – 5.7%
Danone S.A.	41,227	$3,022,220
Nestle S.A.	71,063	5,501,469

		$8,523,689

Food & Drug Stores – 1.0%
Sundrug Co. Ltd.	35,800	$1,451,854

Gaming & Lodging – 0.9%
Paddy Power Betfair PLC	11,956	$1,309,652

Insurance – 3.0%
AIA Group Ltd.	522,200	$4,565,989

Internet – 5.0%
Alibaba Group Holding Ltd., ADR (a)	15,867	$2,943,804
Baidu, Inc., ADR (a)	13,610	3,307,230
NAVER Corp.	1,825	1,249,417

		$7,500,451

Leisure & Toys – 0.4%
BANDAI NAMCO Holdings, Inc.	16,300	$672,818

Machinery & Tools – 1.5%
GEA Group AG	29,352	$990,270
Ritchie Bros. Auctioneers, Inc.	35,284	1,203,465

		$2,193,735

Major Banks – 1.5%
UBS AG	144,447	$2,222,328

Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	20,123	$2,029,899

Medical Equipment – 4.1%
Essilor International S.A.	20,492	$2,893,205
QIAGEN N.V. (a)	42,143	1,535,495
Terumo Corp.	29,700	1,703,428

		$6,132,128

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.6%
China Resources Gas Group Ltd.	222,000	$962,068

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	61,200	$1,306,750
Credicorp Ltd.	4,200	945,504
DBS Group Holdings Ltd.	91,900	1,794,832
Element Fleet Management Corp.	72,344	340,080
Grupo Financiero Banorte S.A. de C.V.	233,242	1,374,889
Grupo Financiero Inbursa S.A. de C.V.	188,066	263,251
HDFC Bank Ltd.	94,067	2,938,092
Julius Baer Group Ltd.	25,264	1,484,188
Komercni Banka A.S.	10,325	434,475

		$10,882,061

Pharmaceuticals – 7.5%
Bayer AG	27,525	$3,032,758
Novartis AG	34,379	2,604,022
Novo Nordisk A.S., “B”	25,105	1,159,580
Roche Holding AG	20,348	4,527,739

		$11,324,099

Railroad & Shipping – 2.4%
Adani Ports and Special Economic Zone Ltd.	51,113	$278,375
Canadian National Railway Co.	41,587	3,399,737

		$3,678,112

Restaurants – 0.9%
Yum China Holdings, Inc.	34,785	$1,337,831

Specialty Chemicals – 7.1%
Akzo Nobel N.V.	28,707	$2,446,140
Croda International PLC	21,126	1,338,848
L’Air Liquide S.A.	17,023	2,137,836
Linde AG	11,033	2,633,559
Sika AG	6,449	888,715
Symrise AG	14,780	1,296,232

		$10,741,330

Telecommunications – Wireless – 1.1%
SoftBank Corp.	21,900	$1,577,101

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Tobacco – 1.9%
ITC Ltd.	313,003	$1,216,104
Japan Tobacco, Inc.	59,900	1,674,484

		$2,890,588

Total Common Stocks (Identified Cost, $92,947,283)		$148,437,188

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $970,909)	970,976	$970,977

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $33,688)	33,688	$33,688

OTHER ASSETS, LESS LIABILITIES – 0.6%		904,988

NET ASSETS – 100.0%		$150,346,841

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $970,977 and $148,470,876, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $32,088 of securities on loan (identified cost, $92,980,971)	$148,470,876
Investments in affiliated issuers, at value (identified cost, $970,909)	970,977
Cash	12,274
Foreign currency, at value (identified cost, $29,534)	29,706
Receivables for
Investments sold	512,449
Interest and dividends	854,000
Other assets	709
Total assets	$150,850,991
Liabilities
Payables for
Investments purchased	$123,570
Fund shares reacquired	257,117
Collateral for securities loaned, at value	33,688
Payable to affiliates
Investment adviser	11,119
Shareholder servicing costs	22
Distribution and/or service fees	571
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	77,963
Total liabilities	$504,150
Net assets	$150,346,841
Net assets consist of
Paid-in capital	$71,357,575
Unrealized appreciation (depreciation)	55,486,452
Accumulated net realized gain (loss)	20,343,061
Undistributed net investment income	3,159,753
Net assets	$150,346,841
Shares of beneficial interest outstanding	9,614,469

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$122,210,319	7,801,014	$15.67
Service Class	28,136,522	1,813,455	15.52

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$2,592,748
Non-cash dividends	244,770
Dividends from affiliated issuers	5,783
Income on securities loaned	5,220
Other	39
Foreign taxes withheld	(302,611)
Total investment income	$2,545,949
Expenses
Management fee	$697,293
Distribution and/or service fees	36,233
Shareholder servicing costs	2,448
Administrative services fee	16,575
Independent Trustees’ compensation	2,169
Custodian fee	38,388
Shareholder communications	5,323
Audit and tax fees	34,056
Legal fees	915
Miscellaneous	7,740
Total expenses	$841,140
Reduction of expenses by investment adviser	(7,144)
Net expenses	$833,996
Net investment income (loss)	$1,711,953
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,873,229
Affiliated issuers	(79)
Foreign currency	(16,623)
Net realized gain (loss)	$8,856,527
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $9,410 decrease in deferred country tax)	$(8,823,073)
Affiliated issuers	68
Translation of assets and liabilities in foreign currencies	(3,456)
Net unrealized gain (loss)	$(8,826,461)
Net realized and unrealized gain (loss)	$30,066
Change in net assets from operations	$1,742,019
See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$1,711,953	$1,451,186
Net realized gain (loss)	8,856,527	13,256,650
Net unrealized gain (loss)	(8,826,461)	29,774,389
Change in net assets from operations	$1,742,019	$44,482,225
Distributions declared to shareholders
From net investment income	$—	$(2,027,014)
From net realized gain	—	(3,658,187)
Total distributions declared to shareholders	$—	$(5,685,201)
Change in net assets from fund share transactions	$(11,529,948)	$(30,606,861)
Total change in net assets	$(9,787,929)	$8,190,163
Net assets
At beginning of period	160,134,770	151,944,607
At end of period (including undistributed net investment income of $3,159,753 and $1,447,800, respectively)	$150,346,841	$160,134,770

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$15.50		$12.13	$12.57		$13.29		$14.77	$13.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.14	$0.17	(c)	$0.13		$0.21	$0.14
Net realized and unrealized gain (loss)	(0.01)		3.77	0.19		(0.11	)(g)	(0.90)	1.70
Total from investment operations	$0.17		$3.91	$0.36		$0.02		$(0.69)	$1.84
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)		$(0.22)		$(0.13)	$(0.19)
From net realized gain	—		(0.34)	(0.65)		(0.52)		(0.66)	(0.01)
Total distributions declared to shareholders	$—		$(0.54)	$(0.80)		$(0.74)		$(0.79)	$(0.20)
Net asset value, end of period (x)	$15.67		$15.50	$12.13		$12.57		$13.29	$14.77
Total return (%) (k)(r)(s)(x)	1.10	(n)	32.64	2.49	(c)	0.32		(4.98)	14.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	0.91	(c)	1.03		1.02	1.03
Expenses after expense reductions (f)	1.03	(a)	1.05	0.91	(c)	1.03		1.01	1.03
Net investment income (loss)	2.25	(a)	0.96	1.33	(c)	0.99		1.44	0.98
Portfolio turnover	9	(n)	10	15		22		22	26
Net assets at end of period (000 omitted)	$122,210		$130,591	$126,668		$138,482		$164,724	$186,566

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$15.37		$12.03	$12.48		$13.19		$14.66	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.10	$0.13	(c)	$0.10		$0.17	$0.10
Net realized and unrealized gain (loss)	0.00	(w)	3.74	0.18		(0.11	)(g)	(0.88)	1.68
Total from investment operations	$0.15		$3.84	$0.31		$(0.01)		$(0.71)	$1.78
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)		$(0.18)		$(0.10)	$(0.15)
From net realized gain	—		(0.34)	(0.65)		(0.52)		(0.66)	(0.01)
Total distributions declared to shareholders	$—		$(0.50)	$(0.76)		$(0.70)		$(0.76)	$(0.16)
Net asset value, end of period (x)	$15.52		$15.37	$12.03		$12.48		$13.19	$14.66
Total return (%) (k)(r)(s)(x)	0.98	(n)	32.35	2.15	(c)	0.10		(5.19)	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.30	1.16	(c)	1.28		1.27	1.28
Expenses after expense reductions (f)	1.28	(a)	1.30	1.16	(c)	1.28		1.26	1.28
Net investment income (loss)	2.01	(a)	0.70	1.08	(c)	0.72		1.19	0.72
Portfolio turnover	9	(n)	10	15		22		22	26
Net assets at end of period (000 omitted)	$28,137		$29,544	$25,277		$26,144		$30,365	$33,065

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$5,456,596	$21,748,440	$—	$27,205,036
Germany	17,497,642	—	—	17,497,642
Switzerland	—	17,228,461	—	17,228,461
United Kingdom	11,821,160	4,527,257	—	16,348,417
Japan	13,816,249	—	—	13,816,249
China	9,667,865	—	—	9,667,865
United States	6,713,016	—	—	6,713,016
Canada	5,965,546	—	—	5,965,546
Taiwan	4,981,261	—	—	4,981,261
Other Countries	22,022,206	6,991,489	—	29,013,695
Mutual Funds	1,004,665	—	—	1,004,665
Total	$98,946,206	$50,495,647	$—	$149,441,853

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $45,968,389 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $13,465,552 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,088. The fair value of the fund’s investment securities on loan and a related liability of $33,688 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$2,624,100
Long-term capital gains	3,061,101
Total distributions	$5,685,201

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$95,587,383
Gross appreciation	57,049,896
Gross depreciation	(3,195,426)
Net unrealized appreciation (depreciation)	$53,854,470

As of 12/31/17
Undistributed ordinary income	2,191,663
Undistributed long-term capital gain	12,374,709
Other temporary differences	(6,010)
Net unrealized appreciation (depreciation)	62,686,885

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,717,623	$—	$3,003,332
Service Class	—	309,391	—	654,855
Total	$—	$2,027,014	$—	$3,658,187

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $7,144, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $2,375, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $73.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0214% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $134 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $245,896 and $36,737, respectively. The sales transactions resulted in net realized gains (losses) of $16,170.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $13,200,057 and $24,129,355, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	77,719	$1,207,365	139,977	$1,972,502
Service Class	68,369	1,064,435	227,489	3,210,047
	146,088	$2,271,800	367,466	$5,182,549
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	331,528	$4,720,955
Service Class	—	—	68,241	964,246
	—	$—	399,769	$5,685,201
Shares reacquired
Initial Class	(702,859)	$(11,053,675)	(2,487,693)	$(34,870,112)
Service Class	(177,324)	(2,748,073)	(473,779)	(6,604,499)
	(880,183)	$(13,801,748)	(2,961,472)	$(41,474,611)
Net change
Initial Class	(625,140)	$(9,846,310)	(2,016,188)	$(28,176,655)
Service Class	(108,955)	(1,683,638)	(178,049)	(2,430,206)
	(734,095)	$(11,529,948)	(2,194,237)	$(30,606,861)

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31%, 13%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $521 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		956,706	10,494,471	(10,480,201)	970,976

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(79)	$68	$—	$5,783	$970,977

16

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

FCG-SEM

MFS® International Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.9%
Givaudan S.A.	2.8%
Henkel AG & Co. KGaA	2.8%
Pernod Ricard S.A.	2.5%
Amadeus IT Holding S.A.	2.4%
Reckitt Benckiser Group PLC	2.3%
Cadence Design Systems, Inc.	2.2%
Diageo PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Kao Corp.	2.1%

Equity sectors
Consumer Staples	29.8%
Technology	18.2%
Financial Services	11.7%
Industrial Goods & Services	10.6%
Special Products & Services	9.0%
Basic Materials	5.8%
Health Care	4.4%
Utilities & Communications	1.4%
Leisure	1.3%
Retailing	1.1%
Transportation	0.7%
Autos & Housing	0.6%
Energy	0.6%

Issuer country weightings (x)
Japan	20.3%
United States	15.3%
United Kingdom	14.3%
Germany	13.1%
Switzerland	11.7%
France	11.1%
Spain	2.4%
Netherlands	2.4%
Taiwan	2.2%
Other Countries	7.2%

Currency exposure weightings (y)
Euro	30.8%
United States Dollar	19.6%
Japanese Yen	16.5%
British Pound Sterling	14.3%
Swiss Franc	11.7%
Taiwan Dollar	2.2%
Canadian Dollar	1.6%
Swedish Krona	0.9%
Australian Dollar	0.9%
Other Currencies	1.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)

Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.88%	$1,000.00	$994.34	$4.35
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$992.81	$5.58
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 92.4%
Airlines – 0.5%
Ryanair Holdings PLC (a)	97,552	$11,143,365

Alcoholic Beverages – 6.2%
Diageo PLC	1,261,125	$45,268,958
Heineken N.V.	329,711	33,057,183
Pernod Ricard S.A.	311,128	50,780,741

		$129,106,882

Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	174,963	$14,822,308
LVMH Moet Hennessy Louis Vuitton SE	17,748	5,899,768

		$20,722,076

Automotive – 0.3%
USS Co. Ltd.	286,000	$5,445,405

Brokerage & Asset Managers – 0.5%
Daiwa Securities Group, Inc.	772,000	$4,485,640
IG Group Holdings PLC	472,275	5,366,485

		$9,852,125

Business Services – 8.9%
Brenntag AG	234,447	$13,065,126
Bunzl PLC	230,634	6,985,505
Compass Group PLC	1,815,163	38,670,629
Experian Group Ltd.	630,404	15,595,389
Intertek Group PLC	294,649	22,227,418
Nomura Research Institute Ltd.	502,400	24,367,863
Rentokil Initial PLC	980,280	4,538,387
Secom Co. Ltd.	297,500	22,858,985
SGS S.A.	11,205	29,851,189
Sohgo Security Services Co. Ltd.	150,800	7,109,931

		$185,270,422

Chemicals – 3.0%
Givaudan S.A.	25,565	$57,945,092
Orica Ltd.	332,081	4,362,179

		$62,307,271

Computer Software – 7.0%
ANSYS, Inc. (a)	155,544	$27,092,654
Cadence Design Systems, Inc. (a)	1,052,561	45,586,417
Check Point Software Technologies Ltd. (a)	104,584	10,215,765
Dassault Systems S.A.	215,772	30,194,065
OBIC Co. Ltd.	231,100	19,140,920
SAP AG	101,103	11,682,837

		$143,912,658

Computer Software – Systems – 2.4%
Amadeus IT Group S.A.	627,474	$49,439,552
Descartes Systems Group, Inc. (a)	20,483	667,316

		$50,106,868

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 0.3%
Geberit AG	16,487	$7,082,892

Consumer Products – 10.5%
Colgate-Palmolive Co.	643,844	$41,727,530
Kao Corp.	583,200	44,511,042
Kobayashi Pharmaceutical Co. Ltd.	324,500	28,049,180
KOSE Corp.	36,000	7,761,550
L’Oréal	135,375	33,400,521
Reckitt Benckiser Group PLC	580,541	47,801,300
ROHTO Pharmaceutical Co. Ltd.	416,200	13,363,961

		$216,615,084

Containers – 0.7%
Brambles Ltd.	2,149,278	$14,124,290

Electrical Equipment – 6.2%
IMI PLC	1,398,026	$20,885,915
Legrand S.A.	464,780	34,042,393
OMRON Corp.	323,900	15,124,987
Schneider Electric S.A.	436,059	36,270,770
Spectris PLC	434,358	14,933,575
Yokogawa Electric Corp.	410,600	7,313,401

		$128,571,041

Electronics – 8.8%
Analog Devices, Inc.	364,180	$34,932,146
Halma PLC	1,130,159	20,407,020
Hirose Electric Co. Ltd.	146,600	18,180,174
Infineon Technologies AG	1,096,910	27,963,608
NVIDIA Corp.	14,804	3,507,068
Samsung Electronics Co. Ltd.	228,939	9,582,776
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,231,327	45,017,315
Texas Instruments, Inc.	210,844	23,245,551

		$182,835,658

Engineering – Construction – 0.2%
Wartsila Corp.	216,483	$4,254,773

Food & Beverages – 9.4%
Chocoladefabriken Lindt & Sprungli AG	273	$1,770,581
Danone S.A.	540,351	39,611,411
ITO EN Ltd.	527,600	24,446,444
Kerry Group PLC	220,754	23,098,569
Nestle S.A.	1,037,440	80,315,267
Nissan Foods Holdings Co. Ltd.	80,600	5,831,242
Toyo Suisan Kaisha Ltd.	552,400	19,683,132

		$194,756,646

Insurance – 1.9%
Fairfax Financial Holdings Ltd.	32,808	$18,383,860
Hiscox Ltd.	602,261	12,121,222
Jardine Lloyd Thompson Group PLC	499,077	8,430,811

		$38,935,893

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 4.1%
GEA Group AG	484,142	$16,333,858
Misumi Group, Inc.	339,300	9,898,740
Nordson Corp.	145,943	18,740,541
Schindler Holding AG	37,836	8,148,893
SMC Corp.	29,900	10,972,651
Spirax Sarco Engineering PLC	251,648	21,621,778

		$85,716,461

Major Banks – 2.2%
Sumitomo Mitsui Financial Group, Inc.	171,900	$6,685,647
Svenska Handelsbanken AB, “A”	1,680,981	18,658,664
UBS AG	1,292,298	19,882,100

		$45,226,411

Medical Equipment – 2.3%
Dentsply Sirona, Inc.	229,728	$10,055,195
Nihon Kohden Corp.	602,000	16,774,330
Terumo Corp.	344,800	19,775,821

		$46,605,346

Oil Services – 0.6%
Core Laboratories N.V.	98,661	$12,452,005

Other Banks & Diversified Financials – 2.2%
Chiba Bank Ltd.	847,000	$5,990,164
DnB NOR A.S.A.	463,030	9,031,663
Hachijuni Bank Ltd.	831,100	3,558,157
ING Groep N.V.	103,548	1,485,844
Julius Baer Group Ltd.	117,676	6,913,131
Jyske Bank A.S.	105,293	5,772,073
Mebuki Financial Group, Inc.	1,395,600	4,689,186
North Pacific Bank Ltd.	1,243,300	4,166,231
Sydbank A.S.	139,614	4,796,882

		$46,403,331

Pharmaceuticals – 2.2%
Bayer AG	114,660	$12,633,460
Roche Holding AG	37,173	8,271,558
Santen Pharmaceutical Co. Ltd.	1,407,700	24,551,946

		$45,456,964

Printing & Publishing – 1.3%
RELX N.V.	685,095	$14,583,642
Thomson Reuters Corp.	324,565	13,097,154

		$27,680,796

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 5.0%
Deutsche Wohnen SE	902,756	$43,600,693
LEG Immobilien AG	122,557	13,321,802
TAG Immobilien AG	468,823	10,309,265
Vonovia SE	746,266	35,521,910

		$102,753,670

Specialty Chemicals – 2.1%
Croda International PLC	76,667	$4,858,727
Kansai Paint Co. Ltd.	100,400	2,087,529
Sika AG	51,060	7,036,408
Symrise AG	330,106	28,950,884

		$42,933,548

Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	6,649,958	$2,068,153

Telecommunications – Wireless – 1.4%
KDDI Corp.	1,058,200	$28,969,916

Tobacco – 0.9%
British American Tobacco PLC	139,775	$7,065,129
Japan Tobacco, Inc.	415,300	11,609,570

		$18,674,699

Trucking – 0.2%
Yamato Holdings Co. Ltd.	124,000	$3,655,656

Total Common Stocks (Identified Cost, $1,357,982,053)		$1,913,640,305

PREFERRED STOCKS – 2.8%
Consumer Products – 2.8%
Henkel AG & Co. KGaA (Identified Cost, $43,516,762)	451,250	$57,747,909

INVESTMENT COMPANIES (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $81,758,873)	81,770,780	$81,770,780

OTHER ASSETS, LESS LIABILITIES – 0.9%		18,030,688

NET ASSETS – 100.0%		$2,071,189,682

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $81,770,780 and $1,971,388,214, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

5

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	39,063,859	JPY	4,135,866,500	State Street Bank and Trust Company	8/23/2018	$1,579,892
USD	39,032,743	JPY	4,135,866,500	Deutsche Bank AG	8/23/2018	1,548,777
USD	3,717,673	JPY	390,183	Morgan Stanley Capital Services, Inc.	8/22/2018	181,629

						$3,310,298

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,401,498,815)	$1,971,388,214
Investments in affiliated issuers, at value (identified cost, $81,758,873)	81,770,780
Foreign currency, at value (identified cost, $1,095,642)	1,098,805
Receivables for
Forward foreign currency exchange contracts	3,310,298
Investments sold	12,664,855
Fund shares sold	774,158
Interest and dividends	6,492,265
Other assets	5,559
Total assets	$2,077,504,934
Liabilities
Payables for
Investments purchased	$3,646,983
Fund shares reacquired	2,231,866
Payable to affiliates
Investment adviser	143,668
Shareholder servicing costs	313
Distribution and/or service fees	35,943
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	256,379
Total liabilities	$6,315,252
Net assets	$2,071,189,682
Net assets consist of
Paid-in capital	$1,419,422,279
Unrealized appreciation (depreciation)	573,176,021
Accumulated net realized gain (loss)	43,185,564
Undistributed net investment income	35,405,818
Net assets	$2,071,189,682
Shares of beneficial interest outstanding	74,845,120

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$305,453,843	10,875,618	$28.09
Service Class	1,765,735,839	63,969,502	27.60

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$31,447,807
Non-cash dividends	1,535,562
Dividends from affiliated issuers	533,337
Income on securities loaned	141,722
Other	296
Foreign taxes withheld	(3,135,595)
Total investment income	$30,523,129
Expenses
Management fee	$8,670,829
Distribution and/or service fees	2,176,845
Shareholder servicing costs	25,947
Administrative services fee	158,796
Independent Trustees’ compensation	18,865
Custodian fee	140,155
Shareholder communications	44,023
Audit and tax fees	29,206
Legal fees	10,558
Miscellaneous	27,179
Total expenses	$11,302,403
Reduction of expenses by investment adviser	(94,717)
Net expenses	$11,207,686
Net investment income (loss)	$19,315,443
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$32,322,972
Affiliated issuers	(1,614)
Forward foreign currency exchange contracts	275,364
Foreign currency	(147,619)
Net realized gain (loss)	$32,449,103
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(65,026,186)
Affiliated issuers	11,907
Forward foreign currency exchange contracts	(12,081)
Translation of assets and liabilities in foreign currencies	(90,671)
Net unrealized gain (loss)	$(65,117,031)
Net realized and unrealized gain (loss)	$(32,667,928)
Change in net assets from operations	$(13,352,485)

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$19,315,443	$16,554,284
Net realized gain (loss)	32,449,103	31,084,074
Net unrealized gain (loss)	(65,117,031)	371,334,590
Change in net assets from operations	$(13,352,485)	$418,972,948
Distributions declared to shareholders
From net investment income	$—	$(24,251,192)
From net realized gain	—	(1,730,303)
Total distributions declared to shareholders	$—	$(25,981,495)
Change in net assets from fund share transactions	$38,880,587	$140,743,630
Total change in net assets	$25,528,102	$533,735,083
Net assets
At beginning of period	2,045,661,580	1,511,926,497
At end of period (including undistributed net investment income of $35,405,818 and $16,090,375, respectively)	$2,071,189,682	$2,045,661,580

See Notes to Financial Statements

9

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$28.25		$22.57	$22.46		$21.73	$21.86	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.29	$0.32	(c)	$0.30	$0.57	$0.40
Net realized and unrealized gain (loss)	(0.45)		5.80	0.64		1.11	(0.27)	4.42
Total from investment operations	$(0.16)		$6.09	$0.96		$1.41	$0.30	$4.82
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.32)		$(0.45)	$(0.43)	$(0.30)
From net realized gain	—		(0.02)	(0.53)		(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.85)		$(0.68)	$(0.43)	$(0.30)
Net asset value, end of period (x)	$28.09		$28.25	$22.57		$22.46	$21.73	$21.86
Total return (%) (k)(r)(s)(x)	(0.57	)(n)	27.14	4.05	(c)	6.65	1.34	27.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.91	0.91	(c)	0.93	0.95	0.96
Expenses after expense reductions (f)	0.88	(a)	0.90	0.89	(c)	0.91	0.94	0.96
Net investment income (loss)	2.08	(a)	1.13	1.41	(c)	1.33	2.58	2.00
Portfolio turnover	12	(n)	10	17		24	22	11
Net assets at end of period (000 omitted)	$305,454		$317,415	$238,192		$230,349	$218,258	$223,444

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$27.80		$22.23	$22.13		$21.44	$21.58	$17.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.23	$0.26	(c)	$0.25	$0.49	$0.33
Net realized and unrealized gain (loss)	(0.45)		5.70	0.63		1.07	(0.24)	4.38
Total from investment operations	$(0.20)		$5.93	$0.89		$1.32	$0.25	$4.71
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.26)		$(0.40)	$(0.39)	$(0.27)
From net realized gain	—		(0.02)	(0.53)		(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.79)		$(0.63)	$(0.39)	$(0.27)
Net asset value, end of period (x)	$27.60		$27.80	$22.23		$22.13	$21.44	$21.58
Total return (%) (k)(r)(s)(x)	(0.72	)(n)	26.82	3.84	(c)	6.32	1.13	27.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.16	1.16	(c)	1.18	1.20	1.21
Expenses after expense reductions (f)	1.13	(a)	1.15	1.14	(c)	1.16	1.19	1.21
Net investment income (loss)	1.85	(a)	0.89	1.17	(c)	1.10	2.25	1.68
Portfolio turnover	12	(n)	10	17		24	22	11
Net assets at end of period (000 omitted)	$1,765,736		$1,728,247	$1,273,735		$1,124,133	$984,842	$876,862

See Notes to Financial Statements

10

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$421,059,403	$—	$—	$421,059,403
United Kingdom	155,876,288	140,901,960	—	296,778,248
Germany	169,782,750	101,348,601	—	271,131,351
Switzerland	—	242,039,419	—	242,039,419
France	—	230,199,670	—	230,199,670
United States	217,339,105	—	—	217,339,105
Spain	—	49,439,551	—	49,439,551
Netherlands	—	49,126,670	—	49,126,670
Taiwan	45,017,315	—	—	45,017,315
Other Countries	110,998,200	38,259,282	—	149,257,482
Mutual Funds	81,770,780	—	—	81,770,780
Total	$1,201,843,841	$851,315,153	$—	$2,053,158,994

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$3,310,298	$—	$3,310,298

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $601,394,242 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $223,672,441 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange,

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$3,310,298

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$275,364

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(12,081)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$25,981,495

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$1,499,307,312
Gross appreciation	582,598,065
Gross depreciation	(28,746,383)
Net unrealized appreciation (depreciation)	$553,851,682

As of 12/31/17
Undistributed ordinary income	19,510,403
Undistributed long-term capital gain	23,464,378
Other temporary differences	(43,233)
Net unrealized appreciation (depreciation)	622,188,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$4,007,935	$—	$254,388
Service Class	—	20,243,257	—	1,475,915
Total	$—	$24,251,192	$—	$1,730,303

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $94,717, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.84% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $25,633, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $314.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,642 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $226,292 and $2,342,032, respectively. The sales transactions resulted in net realized gains (losses) of $33,037.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $252,100,102 and $231,635,951, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	738,108	$20,847,900	2,886,969	$74,370,699
Service Class	4,774,608	132,445,044	10,119,707	254,467,286
	5,512,716	$153,292,944	13,006,676	$328,837,985
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	156,248	$4,262,323
Service Class	—	—	845,762	21,719,172
	—	$—	1,002,010	$25,981,495

17

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,098,118)	$(31,222,974)	(2,360,709)	$(60,630,463)
Service Class	(2,974,272)	(83,189,383)	(6,099,396)	(153,445,387)
	(4,072,390)	$(114,412,357)	(8,460,105)	$(214,075,850)
Net change
Initial Class	(360,010)	$(10,375,074)	682,508	$18,002,559
Service Class	1,800,336	49,255,661	4,866,073	122,741,071
	1,440,326	$38,880,587	5,548,581	$140,743,630

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

Effective at the close of business on October 16, 2017, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $6,095 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		57,389,567	143,869,444	(119,488,231)	81,770,780

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,614)	$11,907	$—	$533,337	$81,770,780

18

MFS International Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2018

MFS® Massachusetts Investors

Growth Stock Portfolio

MFS® Variable Insurance Trust II

MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	6.6%
Microsoft Corp.	4.3%
Accenture PLC, “A”	4.0%
Visa, Inc., “A”	3.1%
Texas Instruments, Inc.	2.9%
Apple, Inc.	2.8%
NIKE, Inc., “B”	2.6%
Thermo Fisher Scientific, Inc.	2.6%
Verisk Analytics, Inc., “A”	2.5%
Colgate-Palmolive Co.	2.3%

Equity sectors
Technology	20.6%
Special Products & Services	14.3%
Health Care	10.9%
Financial Services	10.4%
Consumer Staples	10.3%
Leisure	9.4%
Retailing	8.4%
Industrial Goods & Services	7.5%
Basic Materials	3.5%
Autos & Housing	1.9%
Transportation	1.7%
Energy	0.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.79%	$1,000.00	$1,055.38	$4.03
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,054.41	$5.30
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 1.5%
United Technologies Corp.	106,395	$13,302,567

Alcoholic Beverages – 0.9%
Pernod Ricard S.A.	49,158	$8,023,320

Apparel Manufacturers – 5.7%
LVMH Moet Hennessy Louis Vuitton SE	40,329	$13,406,116
NIKE, Inc., “B”	303,087	24,149,972
VF Corp.	175,746	14,326,814

		$51,882,902

Broadcasting – 0.4%
Walt Disney Co.	33,805	$3,543,102

Brokerage & Asset Managers – 3.1%
Blackstone Group LP	517,261	$16,640,286
Charles Schwab Corp.	114,527	5,852,330
CME Group, Inc.	35,680	5,848,666

		$28,341,282

Business Services – 14.3%
Accenture PLC, “A”	221,406	$36,219,807
Cognizant Technology Solutions Corp., “A”	221,699	17,512,004
Equifax, Inc.	37,115	4,643,458
Experian Group Ltd.	444,276	10,990,821
Fidelity National Information Services, Inc.	184,508	19,563,383
Fiserv, Inc. (a)	257,819	19,101,810
Verisk Analytics, Inc., “A” (a)	211,156	22,728,832

		$130,760,115

Cable TV – 2.1%
Comcast Corp., “A”	575,890	$18,894,951

Chemicals – 1.6%
LyondellBasell Industries N.V., “A”	30,083	$3,304,618
PPG Industries, Inc.	113,387	11,761,633

		$15,066,251

Computer Software – 4.3%
Microsoft Corp.	399,186	$39,363,731

Computer Software – Systems – 2.8%
Apple, Inc.	137,662	$25,482,613

Construction – 1.9%
Sherwin-Williams Co.	42,230	$17,211,681

Consumer Products – 8.2%
Church & Dwight Co., Inc.	114,027	$6,061,675
Colgate-Palmolive Co.	328,544	21,292,937
Coty, Inc., “A”	676,841	9,543,458
Estee Lauder Cos., Inc., “A”	114,410	16,325,163
L’Oréal	32,199	7,944,328
Reckitt Benckiser Group PLC	167,765	13,813,641

		$74,981,202

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 3.8%
Amphenol Corp., “A”	160,551	$13,992,019
Fortive Corp.	147,108	11,343,498
Mettler-Toledo International, Inc. (a)	16,155	9,347,768

		$34,683,285

Electronics – 5.9%
Analog Devices, Inc.	152,046	$14,584,252
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	362,028	13,235,744
Texas Instruments, Inc.	239,528	26,407,962

		$54,227,958

Entertainment – 0.5%
Twenty-First Century Fox, Inc.	88,126	$4,378,981

Food & Beverages – 1.2%
PepsiCo, Inc.	97,607	$10,626,474

Gaming & Lodging – 1.0%
Paddy Power Betfair PLC	83,523	$9,149,050

Insurance – 2.1%
Aon PLC	138,024	$18,932,752

Internet – 7.6%
Alibaba Group Holding Ltd., ADR (a)	46,837	$8,689,668
Alphabet, Inc., “A” (a)	53,462	60,368,756

		$69,058,424

Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	105,647	$14,898,340

Machinery & Tools – 2.2%
Colfax Corp. (a)	148,778	$4,560,046
Nordson Corp.	123,422	15,848,619

		$20,408,665

Medical & Health Technology & Services – 1.5%
CVS Health Corp.	119,566	$7,694,072
Express Scripts Holding Co. (a)	81,035	6,256,712

		$13,950,784

Medical Equipment – 7.9%
Abbott Laboratories	277,810	$16,943,632
Cooper Cos., Inc.	26,580	6,258,261
Danaher Corp.	137,150	13,533,962
Dentsply Sirona, Inc.	42,143	1,844,599
Thermo Fisher Scientific, Inc.	115,206	23,863,771
Waters Corp. (a)	48,853	9,457,452

		$71,901,677

Oil Services – 0.7%
Schlumberger Ltd.	98,067	$6,573,431

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	101,776	$20,001,019
Visa, Inc., “A”	210,999	27,946,818

		$47,947,837

Pharmaceuticals – 1.5%
Eli Lilly & Co.	51,681	$4,409,940
Zoetis, Inc.	113,731	9,688,744

		$14,098,684

Printing & Publishing – 1.7%
Moody’s Corp.	89,962	$15,343,919

Railroad & Shipping – 1.7%
Union Pacific Corp.	109,918	$15,573,182

Restaurants – 2.2%
Starbucks Corp.	411,122	$20,083,310

Specialty Chemicals – 1.8%
Ecolab, Inc.	118,475	$16,625,597

Specialty Stores – 2.7%
AutoZone, Inc. (a)	8,590	$5,763,289
TJX Cos., Inc.	198,601	18,902,843

		$24,666,132

Total Common Stocks (Identified Cost, $562,261,146)		$909,982,199

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $3,990,015)	3,990,421	$3,990,421

OTHER ASSETS, LESS LIABILITIES – 0.0%		8,346

NET ASSETS – 100.0%		$913,980,966

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,990,421 and $909,982,199, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $562,261,146)	$909,982,199
Investments in affiliated issuers, at value (identified cost, $3,990,015)	3,990,421
Receivables for
Fund shares sold	11,464
Dividends	952,326
Other assets	2,737
Total assets	$914,939,147
Liabilities
Payables for
Fund shares reacquired	$760,500
Payable to affiliates
Investment adviser	56,368
Shareholder servicing costs	170
Distribution and/or service fees	7,335
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	133,708
Total liabilities	$958,181
Net assets	$913,980,966
Net assets consist of
Paid-in capital	$467,219,627
Unrealized appreciation (depreciation)	347,720,736
Accumulated net realized gain (loss)	90,894,681
Undistributed net investment income	8,145,922
Net assets	$913,980,966
Shares of beneficial interest outstanding	46,790,961

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$554,379,886	28,235,424	$19.63
Service Class	359,601,080	18,555,537	19.38

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$7,352,152
Dividends from affiliated issuers	50,154
Other	11,175
Income on securities loaned	6,876
Foreign taxes withheld	(211,873)
Total investment income	$7,208,484
Expenses
Management fee	$3,467,242
Distribution and/or service fees	456,432
Shareholder servicing costs	16,144
Administrative services fee	74,242
Independent Trustees’ compensation	7,533
Custodian fee	26,474
Shareholder communications	39,210
Audit and tax fees	28,473
Legal fees	5,175
Miscellaneous	15,922
Total expenses	$4,136,847
Reduction of expenses by investment adviser	(42,614)
Net expenses	$4,094,233
Net investment income (loss)	$3,114,251
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$39,567,070
Affiliated issuers	1,128
Foreign currency	(15,727)
Net realized gain (loss)	$39,552,471
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,499,135
Affiliated issuers	406
Translation of assets and liabilities in foreign currencies	(6,363)
Net unrealized gain (loss)	$7,493,178
Net realized and unrealized gain (loss)	$47,045,649
Change in net assets from operations	$50,159,900
See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$3,114,251	$5,035,640
Net realized gain (loss)	39,552,471	52,197,235
Net unrealized gain (loss)	7,493,178	163,752,913
Change in net assets from operations	$50,159,900	$220,985,788
Distributions declared to shareholders
From net investment income	$—	$(4,930,035)
From net realized gain	—	(45,956,397)
Total distributions declared to shareholders	$—	$(50,886,432)
Change in net assets from fund share transactions	$(68,600,261)	$(67,274,706)
Total change in net assets	$(18,440,361)	$102,824,650
Net assets
At beginning of period	932,421,327	829,596,677
At end of period (including undistributed net investment income of $8,145,922 and $5,031,671, respectively)	$913,980,966	$932,421,327

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$18.60		$15.38	$16.38		$17.61	$17.31	$13.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.11	$0.11	(c)	$0.10	$0.14	$0.08
Net realized and unrealized gain (loss)	0.96		4.16	0.95		(0.21)	1.77	3.97
Total from investment operations	$1.03		$4.27	$1.06		$(0.11)	$1.91	$4.05
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)		$(0.09)	$(0.10)	$(0.11)
From net realized gain	—		(0.93)	(1.96)		(1.03)	(1.51)	—
Total distributions declared to shareholders	$—		$(1.05)	$(2.06)		$(1.12)	$(1.61)	$(0.11)
Net asset value, end of period (x)	$19.63		$18.60	$15.38		$16.38	$17.61	$17.31
Total return (%) (k)(r)(s)(x)	5.54	(n)	28.42	6.08	(c)	(0.12)	11.51	30.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.78	(c)	0.79	0.80	0.80
Expenses after expense reductions (f)	0.79	(a)	0.80	0.77	(c)	0.79	0.80	0.80
Net investment income (loss)	0.77	(a)	0.66	0.70	(c)	0.56	0.81	0.55
Portfolio turnover	10	(n)	21	24		27	23	26
Net assets at end of period (000 omitted)	$554,380		$562,471	$500,924		$537,645	$542,830	$561,066

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$18.38		$15.21	$16.22		$17.48	$17.19	$13.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.07	(c)	$0.06	$0.10	$0.05
Net realized and unrealized gain (loss)	0.95		4.10	0.94		(0.21)	1.75	3.94
Total from investment operations	$1.00		$4.17	$1.01		$(0.15)	$1.85	$3.99
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.06)		$(0.08)	$(0.05)	$(0.07)
From net realized gain	—		(0.93)	(1.96)		(1.03)	(1.51)	—
Total distributions declared to shareholders	$—		$(1.00)	$(2.02)		$(1.11)	$(1.56)	$(0.07)
Net asset value, end of period (x)	$19.38		$18.38	$15.21		$16.22	$17.48	$17.19
Total return (%) (k)(r)(s)(x)	5.44	(n)	28.10	5.84	(c)	(0.33)	11.23	30.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.06	1.03	(c)	1.04	1.05	1.05
Expenses after expense reductions (f)	1.04	(a)	1.05	1.02	(c)	1.03	1.05	1.05
Net investment income (loss)	0.52	(a)	0.41	0.45	(c)	0.35	0.55	0.30
Portfolio turnover	10	(n)	21	24		27	23	26
Net assets at end of period (000 omitted)	$359,601		$369,950	$328,673		$337,742	$50,731	$56,699

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$824,729,509	$—	$—	$824,729,509
France	—	29,373,765	—	29,373,765
United Kingdom	24,804,462	—	—	24,804,462
Taiwan	13,235,744	—	—	13,235,744
Ireland	9,149,050	—	—	9,149,050
China	8,689,669	—	—	8,689,669
Mutual Funds	3,990,421	—	—	3,990,421
Total	$884,598,855	$29,373,765	$—	$913,972,620

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $29,373,765 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$7,501,279
Long-term capital gains	43,385,153
Total distributions	$50,886,432

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$567,516,420
Gross appreciation	362,998,649
Gross depreciation	(16,542,449)
Net unrealized appreciation (depreciation)	$346,456,200

As of 12/31/17
Undistributed ordinary income	10,248,910
Undistributed long-term capital gain	47,390,230
Other temporary differences	5,640
Net unrealized appreciation (depreciation)	338,956,659

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$3,459,849	$—	$27,586,603
Service Class	—	1,470,186	—	18,369,794
Total	$—	$4,930,035	$—	$45,956,397

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $42,614, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $15,862, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $282.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $760 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $69,744. The sales transactions resulted in net realized gains (losses) of $51,868.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $11,029, which is included in “Other” income in the Statement of Operations. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $93,152,373 and $155,733,359, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	229,884	$4,431,264	318,747	$5,421,181
Service Class	372,133	7,089,453	798,916	13,593,897
	602,017	$11,520,717	1,117,663	$19,015,078
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,841,427	$31,046,452
Service Class	—	—	1,189,447	19,839,980
	—	$—	3,030,874	$50,886,432
Shares reacquired
Initial Class	(2,235,111)	$(43,057,063)	(4,487,162)	$(77,760,647)
Service Class	(1,942,814)	(37,063,915)	(3,468,379)	(59,415,569)
	(4,177,925)	$(80,120,978)	(7,955,541)	$(137,176,216)
Net change
Initial Class	(2,005,227)	$(38,625,799)	(2,326,988)	$(41,293,014)
Service Class	(1,570,681)	(29,974,462)	(1,480,016)	(25,981,692)
	(3,575,908)	$(68,600,261)	(3,807,004)	$(67,274,706)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $2,963 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		7,006,794	82,462,654	(85,479,027)	3,990,421

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,128	$406	$—	$50,154	$3,990,421

16

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

RSS-SEM

MFS® Research International Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Bayer AG	2.1%
Linde AG	2.0%
Schneider Electric S.A.	2.0%
UBS AG	1.8%
AIA Group Ltd.	1.7%
Novo Nordisk A.S., “B”	1.7%
Reckitt Benckiser Group PLC	1.6%
BP PLC	1.6%

Global equity sectors
Capital Goods	23.6%
Financial Services	23.1%
Technology	10.5%
Health Care	9.9%
Consumer Staples	9.6%
Energy	9.5%
Consumer Cyclicals	8.9%
Telecommunications/Cable Television	3.9%

Issuer country weightings (x)
Japan	18.3%
United Kingdom	12.8%
Switzerland	11.9%
Germany	9.7%
France	8.9%
United States	6.0%
Australia	3.4%
Spain	3.4%
Hong Kong	3.2%
Other Countries	22.4%

Currency exposure weightings (y)
Euro	30.3%
Japanese Yen	18.3%
British Pound Sterling	13.3%
Swiss Franc	11.9%
United States Dollar	7.5%
Hong Kong Dollar	3.9%
Australian Dollar	3.4%
Danish Krone	2.2%
Canadian Dollar	2.1%
Other Currencies	7.1%

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.97%	$1,000.00	$983.58	$4.77
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$982.78	$6.00
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.96%, $4.72, and $4.81 for Initial Class and 1.21%, $5.95, and $6.06 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Airlines – 1.0%
Aena S.A.	13,160	$2,389,763
Malaysia Airports Holdings Berhad	791,100	1,723,401

		$4,113,164

Alcoholic Beverages – 0.4%
AmBev S.A., ADR	348,816	$1,615,018

Apparel Manufacturers – 1.4%
LVMH Moet Hennessy Louis Vuitton SE	17,608	$5,853,230

Automotive – 2.2%
Koito Manufacturing Co. Ltd.	69,800	$4,614,876
USS Co. Ltd.	230,000	4,379,172

		$8,994,048

Broadcasting – 0.8%
WPP PLC	218,529	$3,440,657

Brokerage & Asset Managers – 0.8%
TMX Group Ltd.	51,550	$3,379,286

Business Services – 2.4%
Cerved Information Solutions S.p.A.	95,420	$1,022,639
Cognizant Technology Solutions Corp., “A”	71,868	5,676,853
Nomura Research Institute Ltd.	62,500	3,031,432

		$9,730,924

Chemicals – 0.0%
Orica Ltd.	192	$2,522

Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	26,374	$2,576,212

Computer Software – Systems – 2.5%
Amadeus IT Group S.A.	58,013	$4,570,925
EPAM Systems, Inc. (a)	28,892	3,592,142
Hitachi Ltd.	283,000	1,997,858

		$10,160,925

Conglomerates – 0.7%
Melrose Industries PLC	1,065,453	$2,990,843

Construction – 2.0%
Techtronic Industries Co. Ltd.	615,500	$3,432,258
Toto Ltd.	99,400	4,614,696

		$8,046,954

Consumer Products – 2.9%
L’Oréal	20,555	$5,071,451
Reckitt Benckiser Group PLC	79,171	6,518,880

		$11,590,331

Consumer Services – 0.4%
Ctrip.com International Ltd., ADR (a)	34,677	$1,651,665

Containers – 0.9%
Brambles Ltd.	583,316	$3,833,345

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 2.8%
Legrand S.A.	44,676	$3,272,253
Schneider Electric S.A.	95,686	7,959,026

		$11,231,279

Electronics – 2.8%
Mellanox Technologies Ltd. (a)	28,076	$2,366,807
NVIDIA Corp.	7,805	1,849,004
Samsung Electronics Co. Ltd.	30,219	1,264,887
Silicon Motion Technology Corp., ADR	26,500	1,401,585
Taiwan Semiconductor Manufacturing Co. Ltd.	620,804	4,408,353

		$11,290,636

Energy – Independent – 2.0%
Cairn Energy PLC (a)	743,531	$2,453,188
Caltex Australia Ltd.	113,223	2,726,549
Oil Search Ltd.	439,140	2,892,372

		$8,072,109

Energy – Integrated – 3.3%
BP PLC	846,458	$6,445,117
Eni S.p.A.	206,533	3,836,356
Galp Energia SGPS S.A., “B”	156,109	2,968,411

		$13,249,884

Food & Beverages – 3.7%
Danone S.A.	55,801	$4,090,594
Nestle S.A.	138,574	10,727,953

		$14,818,547

Food & Drug Stores – 1.7%
Sundrug Co. Ltd.	84,900	$3,443,084
Tesco PLC	971,281	3,290,505

		$6,733,589

Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	19,385	$2,123,419

Insurance – 5.1%
AIA Group Ltd.	785,600	$6,869,093
Aon PLC	30,109	4,130,051
Hiscox Ltd.	173,689	3,495,699
Swiss Re Ltd.	26,276	2,270,461
Zurich Insurance Group AG	12,476	3,700,748

		$20,466,052

Internet – 1.6%
Alibaba Group Holding Ltd., ADR (a)	4,710	$873,846
Baidu, Inc., ADR (a)	4,116	1,000,188
NAVER Corp.	4,232	2,897,278
Scout24 AG	29,676	1,574,752

		$6,346,064

Machinery & Tools – 5.5%
Daikin Industries Ltd.	49,600	$5,944,922
GEA Group AG	92,977	3,136,834

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Hoshizaki Corp.	22,300	$2,257,896
Kubota Corp.	311,800	4,908,706
Ritchie Bros. Auctioneers, Inc.	60,831	2,074,820
Schindler Holding AG	18,606	4,007,250

		$22,330,428

Major Banks – 6.7%
Barclays PLC	1,727,745	$4,309,563
BNP Paribas	95,233	5,902,973
Erste Group Bank AG	95,187	3,973,948
Mitsubishi UFJ Financial Group, Inc.	1,015,700	5,789,715
UBS AG	467,314	7,189,660

		$27,165,859

Medical & Health Technology & Services – 0.4%
Sonic Healthcare Ltd.	97,454	$1,769,124

Medical Equipment – 2.2%
Essilor International S.A.	26,677	$3,766,446
Terumo Corp.	91,700	5,259,405

		$9,025,851

Metals & Mining – 1.3%
Rio Tinto Ltd.	92,762	$5,116,090

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	640,000	$2,773,529

Natural Gas – Pipeline – 1.4%
APA Group	364,059	$2,653,806
Enbridge, Inc.	80,765	2,887,426

		$5,541,232

Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	319,959	$2,462,620

Other Banks & Diversified Financials – 7.7%
Aeon Credit Service Co. Ltd.	172,800	$3,689,646
AIB Group PLC	558,100	3,030,634
DnB NOR A.S.A.	92,127	1,796,990
HDFC Bank Ltd.	123,237	3,849,189
Intesa Sanpaolo S.p.A.	1,500,752	4,343,954
Julius Baer Group Ltd.	89,316	5,247,061
Jyske Bank A.S.	37,948	2,080,277
KBC Groep N.V.	58,821	4,534,198
Mastercard, Inc., “A”	13,619	2,676,406

		$31,248,355

Pharmaceuticals – 7.3%
Bayer AG	77,354	$8,523,013
Novo Nordisk A.S., “B”	145,926	6,740,207
Roche Holding AG	39,362	8,758,643
Santen Pharmaceutical Co. Ltd.	314,700	5,488,739

		$29,510,602

Printing & Publishing – 1.0%
RELX N.V.	195,639	$4,164,575

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 2.8%
Grand City Properties S.A.	201,799	$5,241,098
LEG Immobilien AG	55,644	6,048,437

		$11,289,535

Restaurants – 0.9%
Yum China Holdings, Inc.	89,927	$3,458,592

Specialty Chemicals – 7.5%
Akzo Nobel N.V.	71,247	$6,070,997
Croda International PLC	81,731	5,179,654
Linde AG	33,854	8,080,893
Nitto Denko Corp.	36,600	2,771,240
Sika AG	29,942	4,126,207
Symrise AG	47,921	4,202,757

		$30,431,748

Specialty Stores – 1.1%
Dufry AG	16,885	$2,152,238
Just Eat PLC (a)	225,501	2,318,343

		$4,470,581

Telecommunications – Wireless – 3.4%
Advanced Info Service PLC	404,200	$2,257,078
Cellnex Telecom S.A.U.	119,018	2,994,950
KDDI Corp.	174,800	4,785,429
SoftBank Corp.	54,300	3,910,346

		$13,947,803

Telephone Services – 0.4%
Com Hem Holding AB	102,970	$1,673,870

Tobacco – 2.7%
British American Tobacco PLC	123,705	$6,252,848
Japan Tobacco, Inc.	160,800	4,495,109

		$10,747,957

Trucking – 0.7%
Yamato Holdings Co. Ltd.	94,200	$2,777,120

Utilities – Electric Power – 2.2%
CLP Holdings Ltd.	249,500	$2,687,207
E.ON AG	246,726	2,637,511
Iberdrola S.A.	466,866	3,606,209

		$8,930,927

Total Common Stocks (Identified Cost, $353,629,413)		$401,147,101

	Strike Price	First Exercise
RIGHTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Intesa Sanpaolo S.p.A. (1 share for 1 right) (a) (Identified Cost, $0)	EUR 2.74	7/31/18	1,492,465	$0

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $3,471,781)	3,472,114	$3,472,114

OTHER ASSETS, LESS LIABILITIES – 0.1%		417,625

NET ASSETS – 100.0%		$405,036,840

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,472,114 and $401,147,101, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $353,629,413)	$401,147,101
Investments in affiliated issuers, at value (identified cost, $3,471,781)	3,472,114
Foreign currency, at value (identified cost, $204,498)	204,628
Receivables for
Investments sold	3,538,262
Fund shares sold	272,517
Interest and dividends	1,547,481
Other assets	1,408
Total assets	$410,183,511
Liabilities
Payables for
Investments purchased	$4,606,881
Fund shares reacquired	297,651
Payable to affiliates
Investment adviser	29,859
Shareholder servicing costs	41
Distribution and/or service fees	1,464
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	75,567
Accrued expenses and other liabilities	135,108
Total liabilities	$5,146,671
Net assets	$405,036,840
Net assets consist of
Paid-in capital	$323,146,718
Unrealized appreciation (depreciation) (net of $75,567 deferred country tax)	47,439,108
Accumulated net realized gain (loss)	23,295,105
Undistributed net investment income	11,155,909
Net assets	$405,036,840
Shares of beneficial interest outstanding	24,208,768

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$333,056,233	19,858,796	$16.77
Service Class	71,980,607	4,349,972	16.55

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$8,211,007
Dividends from affiliated issuers	29,134
Income on securities loaned	27,755
Other	2,315
Foreign taxes withheld	(794,868)
Total investment income	$7,475,343
Expenses
Management fee	$1,862,418
Distribution and/or service fees	96,684
Shareholder servicing costs	7,097
Administrative services fee	35,983
Independent Trustees’ compensation	4,340
Custodian fee	61,635
Shareholder communications	18,420
Audit and tax fees	28,817
Legal fees	2,403
Miscellaneous	12,093
Total expenses	$2,129,890
Reduction of expenses by investment adviser	(19,084)
Net expenses	$2,110,806
Net investment income (loss)	$5,364,537
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $7,791 country tax)	$14,276,454
Affiliated issuers	304
Foreign currency	(27,359)
Net realized gain (loss)	$14,249,399
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $28,596 increase in deferred country tax)	$(26,073,380)
Affiliated issuers	333
Translation of assets and liabilities in foreign currencies	(17,396)
Net unrealized gain (loss)	$(26,090,443)
Net realized and unrealized gain (loss)	$(11,841,044)
Change in net assets from operations	$(6,476,507)

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$5,364,537	$5,853,114
Net realized gain (loss)	14,249,399	26,063,324
Net unrealized gain (loss)	(26,090,443)	71,473,238
Change in net assets from operations	$(6,476,507)	$103,389,676
Distributions declared to shareholders
From net investment income	$—	$(7,282,212)
Change in net assets from fund share transactions	$(10,733,387)	$(75,751,483)
Total change in net assets	$(17,209,894)	$20,355,981
Net assets
At beginning of period	422,246,734	401,890,753
At end of period (including undistributed net investment income of $11,155,909 and $5,791,372, respectively)	$405,036,840	$422,246,734

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$17.05		$13.54	$13.85		$14.56	$16.09	$13.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.22	$0.25	(c)	$0.24	$0.39	$0.25
Net realized and unrealized gain (loss)	(0.51)		3.59	(0.34)		(0.52)	(1.46)	2.33
Total from investment operations	$(0.28)		$3.81	$(0.09)		$(0.28)	$(1.07)	$2.58
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.22)		$(0.30)	$(0.30)	$(0.11)
From net realized gain	—		—	—		(0.13)	(0.16)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.22)		$(0.43)	$(0.46)	$(0.11)
Net asset value, end of period (x)	$16.77		$17.05	$13.54		$13.85	$14.56	$16.09
Total return (%) (k)(r)(s)(x)	(1.64	)(n)	28.29	(0.70	)(c)	(1.96)	(6.88)	19.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	0.95	(c)	1.00	1.00	1.00
Expenses after expense reductions (f)	0.97	(a)	0.99	0.94	(c)	1.00	0.99	0.99
Net investment income (loss)	2.65	(a)	1.44	1.87	(c)	1.61	2.49	1.68
Portfolio turnover	13	(n)	27	41		38	27	35
Net assets at end of period (000 omitted)	$333,056		$341,613	$318,753		$305,502	$253,001	$286,763

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$16.84		$13.38	$13.68		$14.39	$15.91	$13.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.19	$0.21	(c)	$0.20	$0.36	$0.21
Net realized and unrealized gain (loss)	(0.49)		3.52	(0.33)		(0.51)	(1.47)	2.31
Total from investment operations	$(0.29)		$3.71	$(0.12)		$(0.31)	$(1.11)	$2.52
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.18)		$(0.27)	$(0.25)	$(0.07)
From net realized gain	—		—	—		(0.13)	(0.16)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.18)		$(0.40)	$(0.41)	$(0.07)
Net asset value, end of period (x)	$16.55		$16.84	$13.38		$13.68	$14.39	$15.91
Total return (%) (k)(r)(s)(x)	(1.72	)(n)	27.90	(0.91	)(c)	(2.20)	(7.16)	18.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.25	1.20	(c)	1.25	1.25	1.25
Expenses after expense reductions (f)	1.22	(a)	1.24	1.19	(c)	1.25	1.24	1.24
Net investment income (loss)	2.36	(a)	1.26	1.58	(c)	1.36	2.30	1.45
Portfolio turnover	13	(n)	27	41		38	27	35
Net assets at end of period (000 omitted)	$71,981		$80,634	$83,138		$97,958	$74,383	$92,773

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$74,159,388	$—	$—	$74,159,388
United Kingdom	40,250,180	11,561,207	—	51,811,387
Switzerland	—	48,180,222	—	48,180,222
Germany	39,445,296	—	—	39,445,296
France	3,766,446	32,149,527	—	35,915,973
United States	20,291,264	—	—	20,291,264
Australia	13,877,717	—	—	13,877,717
Spain	2,389,762	11,172,084	—	13,561,846
Hong Kong	12,988,559	—	—	12,988,559
Other Countries	52,473,504	38,441,945	—	90,915,449
Mutual Funds	3,472,114	—	—	3,472,114
Total	$263,114,230	$141,504,985	$—	$404,619,215

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $131,979,579 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $47,143,538 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$7,282,212

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$358,334,463
Gross appreciation	64,299,758
Gross depreciation	(18,015,006)
Net unrealized appreciation (depreciation)	$46,284,752

As of 12/31/17
Undistributed ordinary income	10,713,027
Undistributed long-term capital gain	5,354,975
Other temporary differences	(30,576)
Net unrealized appreciation (depreciation)	72,329,203

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$6,031,816
Service Class	—	1,250,396
Total	$—	$7,282,212

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $19,084, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2018. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $6,895, which equated to

0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $202.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $348 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $59,308 and $984,278, respectively. The sales transactions resulted in net realized gains (losses) of $298,819.

(4) Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $54,722,078 and $62,514,916, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,092,438	$18,743,139	996,797	$15,780,051
Service Class	203,868	3,454,877	667,310	10,100,721
	1,296,306	$22,198,016	1,664,107	$25,880,772
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	383,216	$6,031,816
Service Class	—	—	80,308	1,250,396
	—	$—	463,524	$7,282,212
Shares reacquired
Initial Class	(1,273,938)	$(22,065,751)	(4,873,959)	$(75,287,115)
Service Class	(642,196)	(10,865,652)	(2,173,107)	(33,627,352)
	(1,916,134)	$(32,931,403)	(7,047,066)	$(108,914,467)
Net change
Initial Class	(181,500)	$(3,322,612)	(3,493,946)	$(53,475,248)
Service Class	(438,328)	(7,410,775)	(1,425,489)	(22,276,235)
	(619,828)	$(10,733,387)	(4,919,435)	$(75,751,483)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, 9%, and 5% respectively, of the value of outstanding voting shares of the fund.

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,368 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		710,680	29,246,028	(26,484,594)	3,472,114

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$304	$333	$—	$29,134	$3,472,114

17

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2018

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

SIS-SEM

MFS® Strategic Income Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	31.3%
U.S. Treasury Securities	19.4%
High Yield Corporates	19.3%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Debt Obligations	10.4%
Emerging Markets Bonds	8.4%
Asset-Backed Securities	4.4%
Municipal Bonds	0.6%
Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.5%
Residential Mortgage-Backed Securities	0.3%
U.S. Government Agencies	0.3%
Floating Rate Loans	0.1%

Composition including fixed income credit quality (a)(i)
AAA	12.0%
AA	3.4%
A	21.5%
BBB	21.6%
BB	12.8%
B	10.9%
CCC	1.8%
CC	0.4%
C	0.2%
U.S. Government	11.9%
Federal Agencies	0.9%
Not Rated	9.5%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	0.5%
Other	(7.5)%

Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	8.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.80%	$1,000.00	$974.59	$3.92
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$974.36	$5.14
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 79.3%
Asset-Backed & Securitized – 26.2%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.497% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	$290,000	$289,499
ALM Loan Funding CLO, 2015-16A, “BR2”, 0%, 7/15/2027 (z)	260,000	260,000
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.059% (LIBOR-1mo. + 1.15%), 6/15/2028 (z)	260,000	260,017
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	15,262	15,242
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.608% (LIBOR-3mo. + 1.25%), 1/20/2028 (n)	250,000	249,970
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.552% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	290,000	289,506
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.773% (LIBOR-1mo. + 2.7%), 1/15/2033 (z)	248,157	248,824
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	175,236	160,055
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	251,384	250,594
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	107,696	110,704
Cent CLO LP, 2014-21A, “A2AR”, FLR, 4.065% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	250,000	249,819
Cent CLO LP, 2014-21A, “BR”, FLR, 4.765% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	350,000	349,499
Chesapeake Funding II LLC, 2017-2A,
“C”, 3.01%, 5/15/2029 (n)	215,000	213,171
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	173,669	170,064
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	250,000	240,598
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	250,000	248,637
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	349,688
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	112,627	110,826
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	244,082
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	215,000	213,600
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	709,081	74,808
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	98,000	97,851

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	$215,000	$214,498
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	81,944
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.597% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	300,000	299,461
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.111% (LIBOR-1mo. + 1.15%), 6/15/2035 (z)	260,000	260,000
Falcon Franchise Loan LLC, 7.766%, 1/05/2023 (i)(z)	8,298	327
Figueroa CLO Ltd., 2014-1A, “DR”, 0%, 1/15/2027 (w)(z)	250,000	250,000
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.247% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	260,000	259,977
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	260,000	255,702
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	177,406	173,462
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	251,247	245,088
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.335% (LIBOR-1mo. + 1.25%), 3/17/2037 (z)	130,000	130,158
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	131,309
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.087%, 6/15/2049	49,122	49,880
Lehman Brothers Commercial Conduit Mortgage Trust, 1.12%, 2/18/2030 (i)	6,507	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	260,000	260,322
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	245,231
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	184,715
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	218,363	175
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	250,000	249,794
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	209,816
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	200,000	199,127
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.908% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	300,000	299,564
Parallel Ltd., 2015-1A, “DR”, FLR, 4.908% (LIBOR-3mo. + 2.55%, 7/20/2027 (n)	250,000	247,654

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.831% (LIBOR-3mo. + 2.5%), 2/20/2030 (n)	$300,000	$300,360
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	212,969
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 4.602% (LIBOR-3mo. + 2.25%), 7/17/2026 (n)	290,000	289,517
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	41,352	41,026
Silver Spring CLO Ltd., FLR, 5.097% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	280,000	279,938
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	246,124
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.579%, 12/15/2050	250,000	245,784
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	250,000	247,315
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	253,317
Voya CLO Ltd., 2013-3A, “BR”, FLR, 4.505% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	290,000	291,355
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	246,907
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	273,211
West CLO Ltd., 2014-1A, “CR”, FLR, 5.355% (LIBOR-3mo. + 3%), 7/18/2026 (n)	260,000	259,990

		$12,133,071

Automotive – 0.3%
General Motors Co., 4.2%, 10/01/2027	$134,000	$128,357

Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$125,000	$118,047

Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 1/25/2028	$228,000	$218,357
E*TRADE Financial Corp., 4.5%, 6/20/2028	292,000	293,030
Raymond James Financial, Inc., 4.95%, 7/15/2046	75,000	76,423

		$587,810

Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$216,948
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	106,709

		$323,657

Cable TV – 1.1%
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	$200,000	$186,052
Time Warner Cable, Inc., 8.25%, 4/01/2019	150,000	155,585
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	150,362

		$491,999

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – 2.0%
Microsoft Corp., 3.125%, 11/03/2025		$314,000	$308,475
Microsoft Corp., 4.25%, 2/06/2047		295,000	312,924
Oracle Corp., 3.25%, 11/15/2027		315,000	301,195

			$922,594

Computer Software – Systems – 0.5%
Apple, Inc., 4.25%, 2/09/2047		$250,000	$253,562

Conglomerates – 0.2%
United Technologies Corp., 4.05%, 5/04/2047		$120,000	$109,821

Consumer Products – 1.4%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$259,000	$258,412
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		401,000	378,841

			$637,253

Consumer Services – 0.8%
Priceline Group, Inc., 3.55%, 3/15/2028		$242,000	$230,343
Toll Road Investors Partnership II LP, 0%, 2/15/2026 (n)		46,000	30,650
Toll Road Investors Partnership II LP, 0%, 2/15/2029 (n)		132,000	72,470
Toll Road Investors Partnership II LP, 0%, 2/15/2031 (n)		46,000	22,077

			$355,540

Emerging Market Quasi-Sovereign – 1.8%
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		$200,000	$200,436
Petroleos del Peru S.A., 5.625%, 6/19/2047		200,000	194,500
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		234,000	237,693
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		200,000	215,624

			$848,253

Emerging Market Sovereign – 5.0%
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		$212,000	$194,875
Government of Ukraine, 7.75%, 9/01/2021		135,000	132,975
Government of Ukraine, 7.75%, 9/01/2022		130,000	126,915
Republic of Angola, 8.25%, 5/09/2028 (n)		200,000	200,070
Republic of Argentina, 5.875%, 1/11/2028		95,000	77,188
Republic of Argentina, 7.125%, 7/06/2036		150,000	120,375
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	100,000	111,492
Republic of Kenya, 6.875%, 6/24/2024		$200,000	197,292
Republic of Paraguay, 5.6%, 3/13/2048 (n)		200,000	194,000
Republic of South Africa, 4.875%, 4/14/2026		212,000	203,943
Republic of South Africa, 10.5%, 12/21/2026	ZAR	1,093,000	87,272
Republic of South Africa, 5.875%, 6/22/2030		$200,000	198,278

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Sovereign – continued
Republic of South Africa, 7%, 2/28/2031	ZAR	960,000	$58,060
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		$200,000	191,482
Republic of Turkey, 7.375%, 2/05/2025		218,000	225,412

			$2,319,629

Energy – Independent – 0.5%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)		$126,000	$129,768
Canadian Oil Sands Co., 4.5%, 4/01/2022 (z)		118,000	120,123

			$249,891

Energy – Integrated – 0.5%
Shell International Finance B.V., 2.875%, 5/10/2026		$225,000	$213,813

Food & Beverages – 2.4%
Anheuser Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$125,491	$120,763
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		205,000	207,784
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		154,000	152,712
General Mills, Inc., 4.55%, 4/17/2038		311,000	296,774
Kraft Foods Group, Inc., 5%, 6/04/2042		269,000	256,817
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		81,000	81,223

			$1,116,073

Insurance – 1.2%
American International Group, Inc., 3.75%, 7/10/2025		$168,000	$162,276
American International Group, Inc., 3.9%, 4/01/2026		294,000	284,527
American International Group, Inc., 4.7%, 7/10/2035		59,000	57,397
American International Group, Inc., 4.5%, 7/16/2044		53,000	49,355

			$553,555

Insurance – Health – 0.4%
UnitedHealth Group, Inc., 3.75%, 10/15/2047		$220,000	$202,209

Insurance – Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$301,591

International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)		$270,000	$267,280

Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027		$145,000	$135,223

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – 7.6%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$97,696
Bank of America Corp., 4.125%, 1/22/2024	75,000	76,234
Bank of America Corp., 3.248%, 10/21/2027	656,000	611,373
Bank of New York Mellon Corp., 3.5%, 4/28/2023	329,000	329,144
Barclays PLC, 3.25%, 1/12/2021	224,000	220,791
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	250,000	244,883
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	250,000	235,082
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	341,202
JPMorgan Chase & Co., 3.125%, 1/23/2025	120,000	114,757
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR to 7/24/2038	269,000	248,447
Morgan Stanley, 3.7%, 10/23/2024	277,000	273,467
Morgan Stanley, 3.625%, 1/20/2027	317,000	304,392
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	233,000	231,963
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	213,619

		$3,543,050

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$318,000	$310,448

Metals & Mining – 0.9%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$164,000	$163,641
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	80,829
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	167,000	154,319

		$398,789

Midstream – 1.4%
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	$320,000	$343,396
MPLX LP, 4%, 3/15/2028	315,000	299,589

		$642,985

Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 -9/01/2034	$15,834	$16,864
Fannie Mae, 6.5%, 4/01/2032	21,459	23,778
Freddie Mac, 4.224%, 3/25/2020	239,193	243,982

		$284,624

Municipals – 0.6%
New Jersey Economic Development
Authority State Pension Funding Rev.,
Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$350,000	$295,158

Network & Telecom – 0.8%
AT&T, Inc., 5.45%, 3/01/2047	$361,000	$354,353

Oils – 0.7%
Andeavor, 3.8%, 4/01/2028	$67,000	$63,280
Phillips 66, 4.875%, 11/15/2044	277,000	286,139

		$349,419

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – 0.7%
Compass Bank, 2.875%, 6/29/2022	$250,000	$241,343
JSC Kazkommertsbank, 5.5%, 12/21/2022	99,000	98,713

		$340,056

Pharmaceuticals – 1.5%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$173,817
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	206,343
Johnson & Johnson, 2.9%, 1/15/2028	314,000	299,703

		$679,863

Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$351,727

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$332,962
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	115,821
Vodafone Group PLC, 5.25%, 5/30/2048	259,000	258,283

		$707,066

Tobacco – 0.8%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$384,000	$357,274

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.35%, 4/01/2021	$2,058	$2,114
Small Business Administration, 4.77%, 4/01/2024	23,998	24,612
Small Business Administration, 4.99%, 9/01/2024	17,848	18,416
Small Business Administration, 4.86%, 1/01/2025	24,036	24,684
Small Business Administration, 4.625%, 2/01/2025	31,233	31,925
Small Business Administration, 5.11%, 8/01/2025	25,210	25,970

		$127,721

U.S. Treasury Obligations – 11.8%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$54,000	$68,439
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	748,000	681,995
U.S. Treasury Notes, 1.625%, 3/15/2020	3,450,000	3,398,789
U.S. Treasury Notes, 1.75%, 11/30/2021	530,000	514,348

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.75%, 2/28/2022	$843,000	$815,701

		$5,479,272

Utilities – Electric Power – 0.5%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$256,120

Total Bonds (Identified Cost, $37,898,802)		$36,747,153

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (a)(l) (Identified Cost, $106,984)	1,188	$17,256

INVESTMENT COMPANIES (h) – 20.1%
Bond Funds – 19.8%
MFS High Yield Pooled Portfolio (v)	1,019,907	$9,168,959

Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.9% (v)	141,608	$141,608

Total Investment Companies (Identified Cost, $10,563,869)		$9,310,567

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Future – August 2018 @ $117 (Premiums Paid, $24,610)	Put	Merrill Lynch International	$9,374,625	78	$3,656

Issuer	Shares/Par
COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $28)	28	$28

OTHER ASSETS, LESS LIABILITIES – 0.6%		277,295

NET ASSETS – 100.0%		$46,355,955

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,310,567 and $36,768,093, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,869,222, representing 21.3% of net assets.

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At June 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2015-16A, “BR2”, 0%, 7/15/2027	6/20/18	$260,000	$260,000
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.059% (LIBOR-1mo. + 1.15%), 6/15/2028	5/23/18	260,000	260,017
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.773% (LIBOR-1mo. + 2.7%), 1/15/2033	3/13/18	248,157	248,824
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	175,235	160,055
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	107,694	110,704
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	131,525	129,768
Canadian Oil Sands Co., 4.5%, 4/01/2022	10/26/17	122,555	120,123
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.111% (LIBOR-1mo. + 1.15%), 6/15/2035	6/07/18	260,000	260,000
Falcon Franchise Loan LLC, 7.766%, 1/05/2023	1/18/02	327	327
Figueroa CLO Ltd., 2014-1A, “DR”, 0%, 1/15/2027	6/28/18	250,000	250,000
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	259,949	255,702
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.335% (LIBOR-1mo. + 1.25%), 3/17/2037	2/26/18	130,000	130,158
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	260,015	260,322
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	175	175
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,983	199,127
Total Restricted Securities			$2,645,302
% of Net assets			5.7%

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

CDO	Collateralized Debt Obligation

CJSC	Closed Joint Stock Company

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

JSC	Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

MXN	Mexican Peso

ZAR	South African Rand

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	21	USD	1	Barclays Bank PLC	7/27/2018	$0
USD	118,299	EUR	100,000	JPMorgan Chase Bank N.A.	7/27/2018	1,317

						$1,317

Liability Derivatives
ZAR	101,680	USD	7,952	JPMorgan Chase Bank N.A.	7/27/2018	$(562)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	15	$2,175,000	September - 2018	$7,445
U.S. Treasury Ultra 10 yr	Long	USD	6	957,375	September - 2018	7,522
U.S. Treasury Ultra 10 yr	Short	USD	39	5,001,141	September - 2018	745

						$15,712

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	21	$4,448,391	September - 2018	$(11,652)
U.S. Treasury Note 5 yr	Long	USD	15	1,704,258	September - 2018	(4,041)

						$(15,693)

At June 30, 2018, the fund had liquid securities with an aggregate value of $40,117 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $29 of securities on loan (identified cost, $38,030,424)	$36,768,093
Investments in affiliated issuers, at value (identified cost, $10,563,869)	9,310,567
Receivables for
Forward foreign currency exchange contracts	1,317
Investments sold	294,203
Fund shares sold	3,238
Interest	305,053
Receivable from investment adviser	6,018
Other assets	335
Total assets	$46,688,824
Liabilities
Payables for
Forward foreign currency exchange contracts	$562
Daily variation margin on open futures contracts	908
Investments purchased	37
When-issued investments purchased	250,000
Fund shares reacquired	26,476
Collateral for securities loaned, at value	28
Payable to affiliates
Shareholder servicing costs	51
Distribution and/or service fees	136
Payable for independent Trustees’ compensation	111
Accrued expenses and other liabilities	54,560
Total liabilities	$332,869
Net assets	$46,355,955
Net assets consist of
Paid-in capital	$46,813,925
Unrealized appreciation (depreciation)	(2,515,083)
Accumulated net realized gain (loss)	(475,001)
Undistributed net investment income	2,532,114
Net assets	$46,355,955
Shares of beneficial interest outstanding	4,838,093

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$39,744,041	4,142,326	$9.59
Service Class	6,611,914	695,767	9.50

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$652,067
Dividends from affiliated issuers	283,427
Other	168
Income on securities loaned	1
Foreign taxes withheld	(881)
Total investment income	$934,782
Expenses
Management fee	$165,427
Distribution and/or service fees	8,560
Shareholder servicing costs	5,852
Administrative services fee	8,679
Independent Trustees’ compensation	632
Custodian fee	5,029
Shareholder communications	6,484
Audit and tax fees	38,648
Legal fees	612
Miscellaneous	8,742
Total expenses	$248,665
Reduction of expenses by investment adviser	(50,860)
Net expenses	$197,805
Net investment income (loss)	$736,977
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(125,562)
Affiliated issuers	(87,350)
Futures contracts	22,099
Forward foreign currency exchange contracts	772
Foreign currency	(458)
Net realized gain (loss)	$(190,499)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,490,034)
Affiliated issuers	(270,929)
Futures contracts	(1,118)
Forward foreign currency exchange contracts	1,308
Translation of assets and liabilities in foreign currencies	(257)
Net unrealized gain (loss)	$(1,761,030)
Net realized and unrealized gain (loss)	$(1,951,529)
Change in net assets from operations	$(1,214,552)

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18 (unaudited)	Year ended 12/31/17
Change in net assets
From operations
Net investment income (loss)	$736,977	$1,730,642
Net realized gain (loss)	(190,499)	620,201
Net unrealized gain (loss)	(1,761,030)	746,622
Change in net assets from operations	$(1,214,552)	$3,097,465
Distributions declared to shareholders
From net investment income	$—	$(2,356,097)
Change in net assets from fund share transactions	$(2,126,180)	$(4,011,928)
Total change in net assets	$(3,340,732)	$(3,270,560)
Net assets
At beginning of period	49,696,687	52,967,247
At end of period (including undistributed net investment income of $2,532,114 and $1,795,137, respectively)	$46,355,955	$49,696,687

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$9.84		$9.71	$9.25		$10.01	$10.01	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.40	(c)	$0.37	$0.41	$0.42
Net realized and unrealized gain (loss)	(0.40)		0.26	0.37		(0.55)	(0.08)	(0.28)
Total from investment operations	$(0.25)		$0.60	$0.77		$(0.18)	$0.33	$0.14
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$(0.31)		$(0.58)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$9.59		$9.84	$9.71		$9.25	$10.01	$10.01
Total return (%) (k)(r)(s)(x)	(2.54	)(n)	6.24	8.24	(c)	(1.85)	3.27	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.02	(a)	1.02	0.89	(c)	0.96	0.94	1.00
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.71	(c)	0.80	0.80	0.85
Net investment income (loss)	3.16	(a)	3.39	4.09	(c)	3.74	4.05	4.18
Portfolio turnover	30	(n)	72	21		31	21	28
Net assets at end of period (000 omitted)	$39,744		$42,409	$44,191		$47,422	$59,824	$63,319

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$9.75		$9.63	$9.17		$9.92	$9.93	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.31	$0.37	(c)	$0.34	$0.39	$0.39
Net realized and unrealized gain (loss)	(0.39)		0.25	0.37		(0.54)	(0.09)	(0.28)
Total from investment operations	$(0.25)		$0.56	$0.74		$(0.20)	$0.30	$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.28)		$(0.55)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$9.50		$9.75	$9.63		$9.17	$9.92	$9.93
Total return (%) (k)(r)(s)(x)	(2.56	)(n)	5.88	8.00	(c)	(2.06)	2.99	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.27	1.14	(c)	1.21	1.19	1.25
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	0.97	(c)	1.05	1.05	1.10
Net investment income (loss)	2.90	(a)	3.16	3.83	(c)	3.49	3.80	3.93
Portfolio turnover	30	(n)	72	21		31	21	28
Net assets at end of period (000 omitted)	$6,612		$7,287	$8,776		$9,548	$10,719	$11,829

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,912	$—	$—	$20,912
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	—	5,606,993	—	5,606,993
Non-U.S. Sovereign Debt	—	3,786,889	—	3,786,889
Municipal Bonds	—	295,158	—	295,158
U.S. Corporate Bonds	—	10,245,928	—	10,245,928
Residential Mortgage-Backed Securities	—	414,782	—	414,782
Commercial Mortgage-Backed Securities	—	5,186,497	—	5,186,497
Asset-Backed Securities (including CDOs)	—	6,816,416	—	6,816,416
Foreign Bonds	—	4,394,490	—	4,394,490
Mutual Funds	9,310,595	—	—	9,310,595
Total	$9,331,507	$36,747,153	$—	$46,078,660

Other Financial Instruments
Futures Contracts – Assets	$15,712	$—	$—	$15,712
Futures Contracts – Liabilities	(15,693)	—	—	(15,693)
Forward Foreign Currency Exchange Contracts – Assets	—	1,317	—	1,317
Forward Foreign Currency Exchange Contracts – Liabilities	—	(562)	—	(562)

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Of the level 1 investments presented above, equity investments amounting to $17,256 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$15,712	$(15,693)
Interest Rate	Purchased Interest Rate Options	3,656	—
Foreign Exchange	Forward Foreign Currency Exchange	1,317	(562)
Total		$20,685	$(16,255)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$22,099	$—
Foreign Exchange	—	772
Total	$22,099	$772

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,118)	$—	$(20,954)
Foreign Exchange	—	1,308	—
Total	$(1,118)	$1,308	$(20,954)

18

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $29. The fair value of the fund’s investment securities on loan and a related liability of $28 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $1 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When-issued investments purchased are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and expiration of capital loss carryforwards.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$2,356,097

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$48,921,755
Gross appreciation	108,540
Gross depreciation	(2,951,635)
Net unrealized appreciation (depreciation)	$(2,843,095)

As of 12/31/17
Undistributed ordinary income	1,827,687
Other temporary differences	33
Net unrealized appreciation (depreciation)	(1,071,138)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,994,249
Service Class	—	361,848
Total	$—	$2,356,097

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $2,180, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $48,680, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $5,719, which equated to

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

0.0242% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $133.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0367% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $42 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$516,441	$3,445,251
Non-U.S. Government securities	$13,696,675	$10,903,851

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	132,703	$1,283,841	288,818	$2,862,544
Service Class	31,675	304,077	92,548	906,325
	164,378	$1,587,918	381,366	$3,768,869
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	204,329	$1,994,249
Service Class	—	—	37,342	361,848
	—	$—	241,671	$2,356,097
Shares reacquired
Initial Class	(302,285)	$(2,918,555)	(730,440)	$(7,253,077)
Service Class	(83,052)	(795,543)	(293,752)	(2,883,817)
	(385,337)	$(3,714,098)	(1,024,192)	$(10,136,894)
Net change
Initial Class	(169,582)	$(1,634,714)	(237,293)	$(2,396,284)
Service Class	(51,377)	(491,466)	(161,862)	(1,615,644)
	(220,959)	$(2,126,180)	(401,155)	$(4,011,928)

23

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $170 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		1,144,373	51,906	(176,372)	1,019,907
MFS Institutional Money Market Portfolio		1,509,122	8,400,828	(9,768,342)	141,608

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(87,206)	$(271,083)	$—	$276,919	$9,168,959
MFS Institutional Money Market Portfolio	(144)	154	—	6,508	141,608

	$(87,350)	$(270,929)	$—	$283,427	$9,310,567

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $190,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

24

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

25

Semiannual Report

June 30, 2018

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

TKS-SEM

MFS® Technology Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Alphabet, Inc., “A”	9.2%
Facebook, Inc., “A”	8.0%
Amazon.com, Inc.	6.6%
Microsoft Corp.	6.0%
Salesforce.com, Inc.	4.4%
Adobe Systems, Inc.	4.1%
Visa, Inc., “A”	3.5%
Mastercard, Inc., “A”	3.3%
Netflix, Inc.	3.1%
DXC Technology Co.	2.9%

Top five industries (i)
Internet	21.1%
Business Services	18.0%
Computer Software (s)	15.7%
Computer Software – Systems	6.9%
Other Banks & Diversified Financials	6.8%

(i)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.88%	$1,000.00	$1,166.48	$4.73
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,165.40	$6.07
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.07% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 3.2%
CACI International, Inc., “A” (a)	13,183	$2,221,995
FLIR Systems, Inc.	37,367	1,941,963
Harris Corp.	17,357	2,508,781
Northrop Grumman Corp.	7,382	2,271,441

		$8,944,180

Biotechnology – 0.6%
Bio-Techne Corp.	10,881	$1,609,844

Broadcasting – 3.1%
Netflix, Inc. (a)	22,555	$8,828,703

Brokerage & Asset Managers – 1.6%
NASDAQ, Inc.	30,293	$2,764,842
TD Ameritrade Holding Corp.	33,156	1,815,954

		$4,580,796

Business Services – 18.0%
Adyen N.V. (a)	3	$1,653
Cognizant Technology Solutions Corp., “A”	63,986	5,054,254
Dropbox, Inc. (a)	46,428	1,505,196
DXC Technology Co.	101,555	8,186,348
EVO Payments, Inc., “A” (a)	41,255	849,028
Fidelity National Information Services, Inc.	42,413	4,497,050
First Data Corp. (a)	87,504	1,831,459
Fiserv, Inc. (a)	54,288	4,022,198
FleetCor Technologies, Inc. (a)	13,887	2,925,296
Global Payments, Inc.	42,923	4,785,485
Grand Canyon Education, Inc. (a)	20,861	2,328,296
PagSeguro Digital Ltd. (a)	47,368	1,314,462
PayPal Holdings, Inc. (a)	61,122	5,089,629
Total System Services, Inc.	41,034	3,468,194
TransUnion	30,350	2,174,274
Verisk Analytics, Inc., “A” (a)	15,894	1,710,830
Zendesk, Inc. (a)	23,995	1,307,488

		$51,051,140

Cable TV – 0.7%
Comcast Corp., “A”	61,498	$2,017,749

Computer Software – 17.7%
Adobe Systems, Inc. (a)	47,193	$11,506,125
Autodesk, Inc. (a)	26,144	3,427,217
DocuSign, Inc. (a)	3,108	164,569
Microsoft Corp.	171,197	16,881,736
PTC, Inc. (a)	25,655	2,406,696
Red Hat, Inc. (a)	15,486	2,080,854
RingCentral, Inc. (a)	18,690	1,314,841
Salesforce.com, Inc. (a)	90,332	12,321,285

		$50,103,323

Computer Software – Systems – 6.9%
Apple, Inc.	35,172	$6,510,689
Constellation Software, Inc.	3,493	2,708,925

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
EPAM Systems, Inc. (a)	16,978	$2,110,875
New Relic, Inc. (a)	13,303	1,338,149
Pluralsight, Inc., “A” (a)	17,023	416,212
Presidio, Inc. (a)	188,491	2,469,232
Rapid7, Inc. (a)	49,675	1,401,828
ServiceNow, Inc. (a)	15,174	2,617,060

		$19,572,970

Consumer Services – 0.3%
Bookings Holdings, Inc. (a)	348	$705,427

Electrical Equipment – 2.0%
Amphenol Corp., “A”	31,840	$2,774,856
TE Connectivity Ltd.	32,661	2,941,450

		$5,716,306

Electronics – 6.2%
Applied Materials, Inc.	71,914	$3,321,708
Broadcom, Inc.	19,033	4,618,167
Microchip Technology, Inc.	69,662	6,335,759
NVIDIA Corp.	7,262	1,720,368
Silicon Laboratories, Inc. (a)	16,599	1,653,260

		$17,649,262

Internet – 21.1%
Alibaba Group Holding Ltd., ADR (a)	31,945	$5,926,756
Alphabet, Inc., “A” (a)(s)	23,087	26,069,610
Facebook, Inc., “A” (a)(s)	115,986	22,538,399
Godaddy, Inc. (a)	39,083	2,759,260
iQiyi, Inc., ADR (a)	75,380	2,434,774

		$59,728,799

Leisure & Toys – 3.7%
Activision Blizzard, Inc.	53,429	$4,077,702
Electronic Arts, Inc. (a)	28,762	4,056,017
Take-Two Interactive Software, Inc. (a)	19,723	2,334,414

		$10,468,133

Other Banks & Diversified Financials – 6.9%
Mastercard, Inc., “A”	47,961	$9,425,296
Visa, Inc., “A”	75,058	9,941,432

		$19,366,728

Printing & Publishing – 0.7%
IHS Markit Ltd. (a)	39,298	$2,027,384

Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	10,945	$18,604,311

Total Common Stocks (Identified Cost, $160,235,012)		$280,975,055

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $1,676,398)	1,676,566	$1,676,566

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (2.0)%
Computer Software – (2.0)%
CA, Inc.	(98,513)	$(3,511,988)
SAP SE, ADR	(18,286)	(2,114,959)

Total Securities Sold Short (Proceeds Received, $5,393,182)		$(5,626,947)

OTHER ASSETS, LESS LIABILITIES – 2.1%		6,026,146

NET ASSETS – 100.0%		$283,050,820

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,676,566 and $280,975,055, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

At June 30, 2018, the fund had cash collateral of $4,203,746 and other liquid securities with an aggregate value of $8,301,987 to cover any collateral or margin obligations for securities sold short. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $160,235,012)	$280,975,055
Investments in affiliated issuers, at value (identified cost, $1,676,398)	1,676,566
Cash	502,687
Deposits with brokers for
Securities sold short	4,203,746
Receivables for
Investments sold	1,448,282
Fund shares sold	796,920
Interest and dividends	34,246
Other assets	864
Total assets	$289,638,366
Liabilities
Payables for
Securities sold short, at value (proceeds received, $5,393,182)	$5,626,947
Investments purchased	502,687
Fund shares reacquired	371,371
Payable to affiliates
Investment adviser	17,558
Shareholder servicing costs	81
Distribution and/or service fees	5,140
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	63,662
Total liabilities	$6,587,546
Net assets	$283,050,820
Net assets consist of
Paid-in capital	$147,571,341
Unrealized appreciation (depreciation)	120,506,446
Accumulated net realized gain (loss)	15,668,208
Accumulated net investment loss	(695,175)
Net assets	$283,050,820
Shares of beneficial interest outstanding	14,119,621

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$31,632,300	1,509,963	$20.95
Service Class	251,418,520	12,609,658	19.94

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$665,552
Other	33,029
Dividends from affiliated issuers	28,360
Income on securities loaned	12,557
Foreign taxes withheld	(1,049)
Total investment income	$738,449
Expenses
Management fee	$975,182
Distribution and/or service fees	287,318
Shareholder servicing costs	5,854
Administrative services fee	24,442
Independent Trustees’ compensation	4,189
Custodian fee	7,576
Shareholder communications	11,805
Audit and tax fees	27,444
Legal fees	1,136
Dividend and interest expense on securities sold short	90,758
Miscellaneous	9,937
Total expenses	$1,445,641
Reduction of expenses by investment adviser	(12,017)
Net expenses	$1,433,624
Net investment income (loss)	$(695,175)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,247,442
Affiliated issuers	(199)
Securities sold short	(348,234)
Foreign currency	(7)
Net realized gain (loss)	$6,899,002
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$32,733,815
Affiliated issuers	168
Securities sold short	(245,419)
Net unrealized gain (loss)	$32,488,564
Net realized and unrealized gain (loss)	$39,387,566
Change in net assets from operations	$38,692,391

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(695,175)	$(967,974)
Net realized gain (loss)	6,899,002	11,114,663
Net unrealized gain (loss)	32,488,564	48,774,621
Change in net assets from operations	$38,692,391	$58,921,310
Distributions declared to shareholders
From net realized gain	$—	$(4,319,221)
Change in net assets from fund share transactions	$13,089,879	$34,910,824
Total change in net assets	$51,782,270	$89,512,913
Net assets
At beginning of period	231,268,550	141,755,637
At end of period (including accumulated net investment loss of $695,175 and $0, respectively)	$283,050,820	$231,268,550

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$17.96		$13.19	$12.45		$11.63	$10.71	$7.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.01	)(c)	$(0.03)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss)	3.02		5.16	1.10		1.22	1.16	2.81
Total from investment operations	$2.99		$5.11	$1.09		$1.19	$1.14	$2.79
Less distributions declared to shareholders
From net realized gain	$—		$(0.34)	$(0.35)		$(0.37)	$(0.22)	$(0.01)
Net asset value, end of period (x)	$20.95		$17.96	$13.19		$12.45	$11.63	$10.71
Total return (%) (k)(r)(s)(x)	16.65	(n)	39.00	8.69	(c)	10.75	10.71	35.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.85	(c)	0.91	0.94	1.05
Expenses after expense reductions (f)	0.88	(a)	0.88	0.85	(c)	0.91	0.93	1.05
Net investment income (loss)	(0.31	)(a)	(0.29)	(0.10	)(c)	(0.22)	(0.20)	(0.27)
Portfolio turnover	15	(n)	31	36		45	35	48
Net assets at end of period (000 omitted)	$31,632		$27,659	$15,195		$15,588	$16,062	$15,428
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.81		0.85	0.82	(c)	0.89	0.91	0.95

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$17.11		$12.61	$11.95		$11.20	$10.35	$7.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.08)	$(0.04	)(c)	$(0.05)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	2.88		4.92	1.05		1.17	1.12	2.72
Total from investment operations	$2.83		$4.84	$1.01		$1.12	$1.07	$2.67
Less distributions declared to shareholders
From net realized gain	$—		$(0.34)	$(0.35)		$(0.37)	$(0.22)	$(0.01)
Net asset value, end of period (x)	$19.94		$17.11	$12.61		$11.95	$11.20	$10.35
Total return (%) (k)(r)(s)(x)	16.54	(n)	38.65	8.39	(c)	10.53	10.40	34.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.14	1.10	(c)	1.16	1.19	1.30
Expenses after expense reductions (f)	1.13	(a)	1.13	1.10	(c)	1.16	1.18	1.30
Net investment income (loss)	(0.56	)(a)	(0.53)	(0.35	)(c)	(0.47)	(0.45)	(0.52)
Portfolio turnover	15	(n)	31	36		45	35	48
Net assets at end of period (000 omitted)	$251,419		$203,610	$126,561		$106,002	$81,693	$58,379
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.06		1.10	1.06	(c)	1.14	1.16	1.20

See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$280,975,055	$—	$—	$280,975,055
Mutual Funds	1,676,566	—	—	1,676,566
Total	$282,651,621	$—	$—	$282,651,621
Securities Sold Short	$(5,626,947)	$—	$—	$(5,626,947)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2018, this expense amounted to $90,758. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferral and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$829,123
Long-term capital gains	3,490,098
Total distributions	$4,319,221

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$163,219,116
Gross appreciation	120,491,792
Gross depreciation	(1,059,287)
Net unrealized appreciation (depreciation)	$119,432,505

As of 12/31/17
Undistributed ordinary income	2,704,259
Undistributed long-term capital gain	7,359,605
Net unrealized appreciation (depreciation)	86,723,224

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

	From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$498,246
Service Class	—	3,820,975
Total	$—	$4,319,221

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $12,017, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $5,789, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $65.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $188 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $8,406, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $53,803,286 and $37,989,203, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	44,177	$902,857	570,136	$9,085,607
Service Class	1,464,438	27,727,806	3,158,826	49,001,289
	1,508,615	$28,630,663	3,728,962	$58,086,896
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	30,178	$498,246
Service Class	—	—	242,602	3,820,974
	—	$—	272,780	$4,319,220
Shares reacquired
Initial Class	(74,479)	$(1,483,927)	(212,150)	$(3,419,215)
Service Class	(753,353)	(14,056,857)	(1,538,347)	(24,076,077)
	(827,832)	$(15,540,784)	(1,750,497)	$(27,495,292)
Net change
Initial Class	(30,302)	$(581,070)	388,164	$6,164,638
Service Class	711,085	13,670,949	1,863,081	28,746,186
	680,783	$13,089,879	2,251,245	$34,910,824

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $666 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		6,212,316	27,674,503	(32,210,253)	1,676,566

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(199)	$168	$—	$28,360	$1,676,566

16

MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® U.S. Government Money Market Portfolio

MFS® Variable Insurance Trust II

MKS-SEM

MFS® U.S. Government Money Market Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS U.S. Government Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	9.2%
A-1	72.9%
A-2	18.0%
Other Assets Less Liabilities	(0.1)%

Maturity breakdown (u)
0 - 7 days	39.8%
8 - 29 days	43.3%
30 - 59 days	13.4%
60 - 89 days	1.2%
90 - 365 days	2.4%
Other Assets Less Liabilities	(0.1)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS U.S. Government Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.55%	$1,000.00	$1,004.88	$2.73
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.55%	$1,000.00	$1,004.88	$2.73
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS U.S. Government Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 82.1%
Fannie Mae, 1.828%, due 7/05/2018	$1,966,000	$1,965,607
Fannie Mae, 1.848%, due 7/05/2018	5,600,000	5,598,867
Fannie Mae, 1.798%, due 7/09/2018	11,700,000	11,695,398
Fannie Mae, 1.837%, due 7/11/2018	9,000,000	8,995,475
Fannie Mae, 1.848%, due 7/11/2018	12,000,000	11,993,933
Fannie Mae, 1.829%, due 7/16/2018	5,677,000	5,672,742
Fannie Mae, 1.878%, due 7/18/2018	17,590,000	17,574,633
Federal Farm Credit Bank, 1.759%, due 7/02/2018	7,000,000	6,999,664
Federal Farm Credit Bank, 1.791%, due 7/09/2018	6,000,000	5,997,653
Federal Farm Credit Bank, 1.76%, due 7/12/2018	7,000,000	6,996,300
Federal Home Loan Bank, 1.838%, due 7/03/2018	11,600,000	11,598,833
Federal Home Loan Bank, 1.857%, due 7/06/2018	11,600,000	11,597,053
Federal Home Loan Bank, 1.857%, due 7/06/2018	3,001,000	3,000,238
Federal Home Loan Bank, 1.884%, due 7/27/2018	8,200,000	8,189,014
Federal Home Loan Bank, 1.92%, due 8/06/2018	11,600,000	11,578,076
Federal Home Loan Bank, 1.9%, due 8/07/2018	11,600,000	11,577,705
Federal Home Loan Bank, 1.869%, due 8/08/2018	15,252,000	15,222,377
Freddie Mac, 1.76%, due 7/05/2018	10,000,000	9,998,078
Freddie Mac, 1.76%, due 7/06/2018	11,800,000	11,797,165
Freddie Mac, 1.75%, due 7/09/2018	11,800,000	11,795,490
Freddie Mac, 1.847%, due 7/09/2018	19,361,000	19,353,169
U.S. Treasury Bill, 1.594%, due 7/12/2018	16,000,000	15,992,374
U.S. Treasury Bill, 1.909%, due 9/06/2018	2,000,000	1,993,021
U.S. Treasury Bill, 1.918%, due 9/20/2018	1,500,000	1,493,647
U.S. Treasury Bill, 1.785%, due 1/03/2019	7,000,000	6,937,432

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$235,613,944

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS – 18.0%
Goldman Sachs Repurchase Agreement, 2.05%, dated 6/29/2018, due 7/02/2018, total to be received $14,884,542 (secured by U.S. Treasury and Federal Agency obligations valued at $15,179,694 in a jointly traded account)	$14,882,000	$14,882,000
JPMorgan Chase & Co. Repurchase Agreement, 2.09%, dated 6/29/2018, due 7/02/2018, total to be received $36,708,392 (secured by U.S. Treasury and Federal Agency obligations valued at $37,440,623 in a jointly traded account)	36,702,000	36,702,000

Total Repurchase Agreements, at Cost and Value		$51,584,000

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(116,842)

NET ASSETS – 100.0%		$287,081,102

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at cost and value	$235,613,944
Investments in repurchase agreements, at cost and value	51,584,000
Cash	992
Receivables for
Fund shares sold	163,870
Interest	5,956
Other assets	1,227
Total assets	$287,369,989
Liabilities
Payables for
Fund shares reacquired	$216,313
Payable to affiliates
Investment adviser	11,988
Shareholder servicing costs	30
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	60,456
Total liabilities	$288,887
Net assets	$287,081,102
Net assets consist of
Paid-in capital	$287,081,102
Net assets	$287,081,102
Shares of beneficial interest outstanding	287,301,148

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$150,298,564	150,413,706	$1.00
Service Class	136,782,538	136,887,442	1.00

See Notes to Financial Statements

5

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$2,273,401
Other	64
Total investment income	$2,273,465
Expenses
Management fee	$742,872
Distribution and/or service fees	176,936
Shareholder servicing costs	3,171
Administrative services fee	27,244
Independent Trustees’ compensation	4,215
Custodian fee	8,120
Shareholder communications	12,239
Audit and tax fees	17,886
Legal fees	1,887
Miscellaneous	16,658
Total expenses	$1,011,228
Reduction of expenses by investment adviser and distributor	(190,633)
Net expenses	$820,595
Net investment income (loss)	$1,452,870
Change in net assets from operations	$1,452,870
See Notes to Financial Statements

6

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$1,452,870	$938,474
Net realized gain (loss)	—	13
Change in net assets from operations	$1,452,870	$938,487
Distributions declared to shareholders
From net investment income	$(1,452,870)	$(938,722)
Change in net assets from fund share transactions	$(27,453,397)	$(47,858,372)
Total change in net assets	$(27,453,397)	$(47,858,607)
Net assets
At beginning of period	314,534,499	362,393,106
At end of period	$287,081,102	$314,534,499

See Notes to Financial Statements

7

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17		12/31/16		12/31/15		12/31/14		12/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.49	(n)	0.30		0.01	(c)	0.00		0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56		0.53	(c)	0.57		0.55		0.55
Expenses after expense reductions (f)	0.55	(a)	0.54		0.30	(c)	0.13		0.10		0.12
Net investment income (loss)	0.98	(a)	0.29		0.01	(c)	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$150,299		$168,107		$179,458		$190,761		$214,019		$228,673

Service Class	Six months ended 6/30/18		Year ended
			12/31/17		12/31/16		12/31/15		12/31/14		12/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.49	(n)	0.29		0.01	(c)	0.00		0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81		0.79	(c)	0.82		0.80		0.80
Expenses after expense reductions (f)	0.55	(a)	0.55		0.30	(c)	0.13		0.10		0.12
Net investment income (loss)	0.98	(a)	0.27		0.01	(c)	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$136,783		$146,428		$182,935		$182,097		$205,550		$246,964

See Notes to Financial Statements

8

MFS U.S. Government Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS U.S. Government Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$287,197,944	$—	$287,197,944

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At June 30, 2018, the fund had investments in repurchase agreements with a gross value of $51,584,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

10

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2017, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$938,722

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$287,197,944

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$759,665	$495,709
Service Class	693,205	443,013
Total	$1,452,870	$938,722

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.50%
In excess of $500 million	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $13,697, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

11

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this waiver amounted to $176,936, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2018 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $3,070, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $101.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $264 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold
Initial Class	13,090,985	35,332,001
Service Class	15,014,400	50,562,527
	28,105,385	85,894,528
Shares issued to shareholders in reinvestment of distributions
Initial Class	759,665	495,709
Service Class	693,205	443,013
	1,452,870	938,722

12

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18	Year ended 12/31/17
Shares reacquired
Initial Class	(31,653,454)	(47,177,273)
Service Class	(25,358,198)	(87,514,349)
	(57,011,652)	(134,691,622)
Net change
Initial Class	(17,802,804)	(11,349,563)
Service Class	(9,650,593)	(36,508,809)
	(27,453,397)	(47,858,372)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,086 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

13

MFS U.S. Government Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

14

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.